     As filed with the Securities and Exchange Commission on April 5, 2004
                                                      Registration No. 033-53344
                                                                       811-07282


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.


                                    Form N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 16                   [ X ]
                                      and



                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 17                             [ X ]


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                            Richard P. Bowman, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)


                                    Copy to:

   Richard Choi, Esq.                        Sheila K. Davidson, Esq.
   Foley & Lardner                           Senior Vice President
   3000 K Street                             and General Counsel
   Suite 500                                 New York Life Insurance Company
   Washington, DC 20097-5109                 51 Madison Avenue
                                             New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   on May 1, 2004 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2004
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 452 NEW YORK, NEW YORK 10010

                                                      INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                         NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
    This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.


    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a guaranteed interest option and the variable investment divisions listed below.



 -    MainStay VP Bond
 -    MainStay VP Capital Appreciation
 -    MainStay VP Cash Management
 -    MainStay VP Common Stock (formerly MainStay VP Growth
      Equity)
 -    MainStay VP Convertible
 -    MainStay VP Government
 -    MainStay VP High Yield Corporate Bond
 -    MainStay VP International Equity
 -    MainStay VP Mid Cap Core
 -    MainStay VP Mid Cap Growth
 -    MainStay VP Mid Cap Value (formerly MainStay VP
      Equity Income)
 -    MainStay VP S&P 500 Index (formerly MainStay VP
      Indexed Equity)
 -    MainStay VP Small Cap Growth
 -    MainStay VP Total Return
 -    MainStay VP Value
 -    MainStay VP American Century Income & Growth
 -    MainStay VP Dreyfus Large Company Value
 -    MainStay VP Eagle Asset Management Growth Equity
 -    MainStay VP Lord Abbett Developing Growth
 -    Alger American Small Capitalization
 -    Calvert Social Balanced
 -    Dreyfus IP Technology Growth
 -    Fidelity(R) VIP Contrafund(R)
 -    Fidelity(R) VIP Equity-Income
 -    Fidelity(R) VIP Mid Cap
 -    Janus Aspen Series Balanced
 -    Janus Aspen Series Worldwide Growth
 -    MFS(R) Investors Trust Series
 -    MFS(R) Research Series
 -    MFS(R) Utilities Series
 -    Neuberger Berman AMT MidCap Growth
 -    T. Rowe Price Equity Income Portfolio
 -    Van Eck Worldwide Hard Assets
 -    Van Kampen UIF Emerging Markets Equity
 -    Victory VIF Diversified Stock



    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


    We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(sm), the Neuberger Berman Advisors Management Trust, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.



    To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3

TABLE OF FEES AND EXPENSES.............    4

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................   15
  How Do I Contact NYLIAC?.............   19

FINANCIAL STATEMENTS...................   19

CONDENSED FINANCIAL INFORMATION........   20

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   27
  New York Life Insurance and Annuity
     Corporation.......................   27
  The Separate Account.................   27
  The Portfolios.......................   27
  Additions, Deletions or Substitutions
     of Investments....................   29
  Reinvestment.........................   29

THE POLICIES...........................   29
  Selecting the Variable Annuity that's
     Right for You.....................   29
  Qualified and Non-Qualified
     Policies..........................   30
  Policy Application and Premium
     Payments..........................   31
  Payments Returned for Insufficient
     Funds.............................   32
  Your Right to Cancel ("Free Look")...   32
  Issue Ages...........................   32
  Transfers............................   32
     (a) Limits on Transfers...........   33
  Virtual Service Center and
     Interactive Voice Response
     System............................   34
  Dollar Cost Averaging................   35
  Automatic Asset Reallocation.........   36
  Interest Sweep.......................   36
  Accumulation Period..................   36
     (a) Crediting of Premium
           Payments....................   36
     (b) Valuation of Accumulation
           Units.......................   37
  Policy Owner Inquiries...............   37
  Records and Reports..................   37

CHARGES AND DEDUCTIONS.................   37
  Surrender Charges....................   37
  Amount of Surrender Charge...........   38
  Exceptions to Surrender Charges......   38
  Other Charges........................   38
     (a) Mortality and Expense Risk
           Charges.....................   38
     (b) Administration Fee............   39
     (c) Policy Service Charge.........   39
     (d) Fund Charges..................   39



                                         PAGE
                                         ----
     (e) Transfer Fees.................   39
     (f)  Enhanced Beneficiary Benefit
          Rider Charge (optional)......   39
  Group and Sponsored Arrangements.....   39
  Taxes................................   40

DISTRIBUTIONS UNDER THE POLICY.........   40
  Surrenders and Withdrawals...........   40
     (a) Surrenders....................   40
     (b) Partial Withdrawals...........   40
     (c) Periodic Partial
         Withdrawals...................   41
     (d) Hardship Withdrawals..........   41
  Required Minimum Distribution
     Option............................   41
  Our Right to Cancel..................   41
  Annuity Commencement Date............   41
  Death Before Annuity Commencement....   42
  Income Payments......................   43
     (a) Election of Income Payment
           Options.....................   43
     (b) Proof of Survivorship.........   43
  Delay of Payments....................   43
  Designation of Beneficiary...........   44
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   44
  Loans................................   44
  Riders...............................   45
     (a) Living Needs Benefit
           Rider.......................   45
     (b) Unemployment Benefit
           Rider.......................   45
     (c) Enhanced Beneficiary Benefit
         Rider (optional)..............   46
     (d) Enhanced Spousal Continuance
         Rider (optional)..............   47

THE FIXED ACCOUNT......................   48
     (a) Interest Crediting............   48
     (b) Transfers to Investment
           Divisions...................   48
     (c) Bail-Out (For Policies
         Investing in Separate
         Accounts-I and II)............   48

FEDERAL TAX MATTERS....................   49
  Introduction.........................   49
  Taxation of Annuities in General.....   49
  Qualified Policies...................   50
     (a) Section 403(b) Plans..........   51
     (b) Individual Retirement
           Annuities...................   51
     (c) Roth Individual Retirement
           Annuities...................   51
     (d) Deferred Compensation
           Plans.......................   51

DISTRIBUTOR OF THE POLICIES............   51

VOTING RIGHTS..........................   51

TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   53


    THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. This Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)



 Transfer Fee                                              Current: No charge
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year.


(1) The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1-3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              Separate Accounts-I and II
                                                             Lesser of $30 or 2% of the Accumulation Value for
                                                             policies with less than $10,000 of Accumulation
                                                             Value.
                                                           Separate Account-III
                                                             $30 for policies with less than $20,000 of
                                                           Accumulation Value.



 Separate Account Annual Expenses                          Separate Accounts-I and II:
                                                             Current and Guaranteed Maximum: 1.30% (annualized) of
                                                             the daily average Variable Accumulation Value,
                                                             including mortality and expense risk and
                                                             administrative fees.
                                                           Separate Account-III
                                                             Current and Guaranteed Maximum: 1.40% (annualized) of
                                                             the daily average Variable Accumulation Value,
                                                             including mortality and expense risk and
                                                             administrative fees.



   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

The next table shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2003. The expenses are expressed as a percentage of average net assets of the Fund and may be higher or lower in the future. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.


                      TOTAL ANNUAL FUND OPERATING EXPENSES




                                                                -------------------------
                                                                  MINIMUM       MAXIMUM
  ---------------------------------------------------------------------------------------
  FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003: Expenses           0.64%         2.22%
    that are deducted from the Investment Division assets,
    including management fees, 12b-1 fees, administration fees and other expenses.
  FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003: Expenses that         0.39%         1.87%
    are deducted from the Investment Division assets,
    including management fees, 12b-1 fees, administration fees and other expenses.

              FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II

EXAMPLE
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP BOND--INITIAL
  CLASS
without EEB Rider               $389.68   $  702.54   $1,203.96   $2,517.94   $389.68   $  873.51   $1,332.96   $2,517.94
with EBB Rider                  $419.43   $  793.39   $1,355.46   $2,886.47   $419.43   $  962.83   $1,482.53   $2,886.47

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without EBB Rider               $399.57   $  732.84   $1,254.59   $2,617.16   $399.57   $  903.30   $1,382.94   $2,617.16
with EBB Rider                  $429.32   $  823.44   $1,405.33   $2,984.72   $429.32   $  992.37   $1,531.77   $2,984.72

MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $390.66   $  705.56   $1,209.02   $2,527.88   $390.66   $  876.48   $1,337.94   $2,527.88
with EBB Rider                  $420.42   $  796.40   $1,360.46   $2,896.36   $420.42   $  965.79   $1,487.47   $2,896.36

MAINSTAY VP COMMON
  STOCK--INITIAL CLASS
without EBB Rider               $387.68   $  696.45   $1,193.78   $2,497.96   $387.68   $  867.52   $1,322.90   $2,497.96
with EBB Rider                  $417.46   $  787.38   $1,345.46   $2,866.71   $417.46   $  956.92   $1,472.66   $2,866.71

MAINSTAY VP
  CONVERTIBLE--INITIAL CLASS
without EBB Rider               $402.55   $  741.90   $1,269.72   $2,646.74   $402.55   $  912.21   $1,397.87   $2,646.74
with EBB Rider                  $432.27   $  832.41   $1,420.22   $3,013.97   $432.27   $1,001.19   $1,546.46   $3,013.97

MAINSTAY VP
  GOVERNMENT--INITIAL CLASS
without EBB Rider               $394.63   $  717.69   $1,229.30   $2,567.69   $394.63   $  888.41   $1,357.97   $2,567.69
with EBB Rider                  $424.38   $  808.43   $1,380.43   $2,935.73   $424.38   $  977.62   $1,507.18   $2,935.73

MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without EBB Rider               $395.62   $  720.70   $1,234.34   $2,577.58   $395.62   $  891.37   $1,362.95   $2,577.58
with EBB Rider                  $425.37   $  811.43   $1,385.41   $2,945.56   $425.37   $  980.57   $1,512.10   $2,945.56

MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without EBB Rider               $442.08   $  862.15   $1,469.44   $3,032.28   $442.08   $1,030.43   $1,595.06   $3,032.28
with EBB Rider                  $471.69   $  951.57   $1,616.84   $3,395.36   $471.69   $1,118.33   $1,740.59   $3,395.36

MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without EBB Rider               $452.94   $  894.97   $1,523.67   $3,135.54   $452.94   $1,062.70   $1,648.61   $3,135.54
with EBB Rider                  $482.51   $  984.08   $1,670.22   $3,497.38   $482.51   $1,150.30   $1,793.29   $3,497.38

MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $432.20   $  832.20   $1,419.88   $2,937.40   $432.20   $1,000.99   $1,546.13   $2,937.40
with EBB Rider                  $461.84   $  921.88   $1,568.05   $3,301.53   $461.84   $1,089.15   $1,692.42   $3,301.53

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP BOND--INITIAL
  CLASS
without EEB Rider               $227.81   $  702.54   $1,203.96   $2,517.94
with EBB Rider                  $258.05   $  793.39   $1,355.46   $2,886.47
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without EBB Rider               $237.87   $  732.84   $1,254.59   $2,617.16
with EBB Rider                  $268.10   $  823.44   $1,405.33   $2,984.72
MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $228.81   $  705.56   $1,209.02   $2,527.88
with EBB Rider                  $259.06   $  796.40   $1,360.46   $2,896.36
MAINSTAY VP COMMON
  STOCK--INITIAL CLASS
without EBB Rider               $225.78   $  696.45   $1,193.78   $2,497.96
with EBB Rider                  $256.05   $  787.38   $1,345.46   $2,866.71
MAINSTAY VP
  CONVERTIBLE--INITIAL CLASS
without EBB Rider               $240.89   $  741.90   $1,269.72   $2,646.74
with EBB Rider                  $271.09   $  832.41   $1,420.22   $3,013.97
MAINSTAY VP
  GOVERNMENT--INITIAL CLASS
without EBB Rider               $232.84   $  717.69   $1,229.30   $2,567.69
with EBB Rider                  $263.08   $  808.43   $1,380.43   $2,935.73
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without EBB Rider               $233.85   $  720.70   $1,234.34   $2,577.58
with EBB Rider                  $264.08   $  811.43   $1,385.41   $2,945.56
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without EBB Rider               $281.07   $  862.15   $1,469.44   $3,032.28
with EBB Rider                  $311.16   $  951.57   $1,616.84   $3,395.36
MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without EBB Rider               $292.10   $  894.97   $1,523.67   $3,135.54
with EBB Rider                  $322.16   $  984.08   $1,670.22   $3,497.38
MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $271.02   $  832.20   $1,419.88   $2,937.40
with EBB Rider                  $301.15   $  921.88   $1,568.05   $3,301.53

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without EBB Rider               $419.35   $  793.16   $1,355.07   $2,812.56   $419.35   $  962.60   $1,482.15   $2,812.56
with EBB Rider                  $449.03   $  883.20   $1,504.24   $3,178.06   $449.03   $1,051.12   $1,629.42   $3,178.06

MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without EBB Rider               $374.78   $  656.91   $1,127.52   $2,367.14   $374.78   $  828.65   $1,257.48   $2,367.14
with EBB Rider                  $404.61   $  748.22   $1,280.25   $2,737.16   $404.61   $  918.42   $1,408.28   $2,737.16

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $455.89   $  903.91   $1,538.41   $3,163.50   $455.89   $1,071.49   $1,663.16   $3,163.50
with EBB Rider                  $485.45   $  992.92   $1,684.72   $3,525.00   $485.45   $1,158.99   $1,807.61   $3,525.00

MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without EBB Rider               $396.60   $  723.74   $1,239.42   $2,587.49   $396.60   $  894.36   $1,367.96   $2,587.49
with EBB Rider                  $426.35   $  814.44   $1,390.41   $2,955.39   $426.35   $  983.52   $1,517.04   $2,955.39

MAINSTAY VP VALUE--INITIAL
  CLASS
without EBB Rider               $401.56   $  738.88   $1,264.67   $2,636.90   $401.56   $  909.24   $1,392.90   $2,636.90
with EBB Rider                  $431.29   $  829.42   $1,415.26   $3,004.24   $431.29   $  998.25   $1,541.57   $3,004.24

MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--INITIAL
  CLASS
without EBB Rider               $429.24   $  823.21   $1,404.96   $2,908.74   $429.24   $  992.15   $1,531.40   $2,908.74
with EBB Rider                  $458.90   $  912.99   $1,553.36   $3,273.19   $458.90   $1,080.41   $1,677.92   $3,273.19

MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--INITIAL CLASS
without EBB Rider               $434.18   $  838.21   $1,429.83   $2,956.48   $434.18   $1,006.89   $1,555.95   $2,956.48
with EBB Rider                  $463.81   $  927.83   $1,577.81   $3,320.37   $463.81   $1,095.00   $1,702.05   $3,320.37

MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--INITIAL CLASS
without EBB Rider               $418.37   $  790.16   $1,350.08   $2,802.87   $418.37   $  959.65   $1,477.22   $2,802.87
with EBB Rider                  $448.05   $  880.23   $1,499.34   $3,168.49   $448.05   $1,048.20   $1,624.58   $3,168.49

MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--INITIAL
  CLASS
without EBB Rider               $453.93   $  897.96   $1,528.61   $3,144.88   $453.93   $1,065.64   $1,653.48   $3,144.88
with EBB Rider                  $483.49   $  987.04   $1,675.08   $3,506.59   $483.49   $1,153.21   $1,798.08   $3,406.59

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O
  SHARES
without EBB Rider               $432.20   $  832.20   $1,419.88   $2,937.40   $432.20   $1,000.99   $1,546.13   $2,937.40
with EBB Rider                  $461.84   $  921.88   $1,568.05   $3,301.53   $461.84   $1,089.15   $1,692.42   $3,301.43

CALVERT SOCIAL BALANCED
without EBB Rider               $428.25   $  820.21   $1,399.99   $2,899.18   $428.25   $  989.20   $1,526.49   $2,899.18
with EBB Rider                  $457.92   $  910.02   $1,548.47   $3,263.73   $457.92   $1,077.49   $1,673.09   $3,263.73

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without EBB Rider               $423.32   $  805.21   $1,375.09   $2,851.16   $423.32   $  974.45   $1,501.91   $2,851.16
with EBB Rider                  $452.98   $  895.13   $1,523.92   $3,216.23   $452.98   $1,062.85   $1,648.85   $3,216.23

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without EBB Rider               $402.55   $  741.90   $1,269.72   $2,646.74   $402.55   $  912.21   $1,397.87   $2,646.74
with EBB Rider                  $432.27   $  832.41   $1,420.22   $3,013.97   $432.27   $1,001.19   $1,546.46   $3,013.97

FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without EBB Rider               $392.63   $  711.61   $1,219.16   $2,547.80   $392.63   $  882.43   $1,347.96   $2,547.80
with EBB Rider                  $422.40   $  802.42   $1,370.45   $2,916.07   $422.40   $  971.71   $1,497.33   $2,916.07

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without EBB Rider               $257.97   $  793.16   $1,355.07   $2,812.56
with EBB Rider                  $288.13   $  883.20   $1,504.24   $3,178.06
MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without EBB Rider               $212.67   $  656.91   $1,127.52   $2,367.14
with EBB Rider                  $242.99   $  748.22   $1,280.25   $2,737.16
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $295.10   $  903.91   $1,538.41   $3,163.50
with EBB Rider                  $325.14   $  992.92   $1,684.72   $3,525.00
MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without EBB Rider               $234.84   $  723.74   $1,239.42   $2,587.49
with EBB Rider                  $265.08   $  814.44   $1,390.41   $2,955.39
MAINSTAY VP VALUE--INITIAL
  CLASS
without EBB Rider               $239.88   $  738.88   $1,264.67   $2,636.90
with EBB Rider                  $270.10   $  829.42   $1,415.26   $3,004.24
MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--INITIAL
  CLASS
without EBB Rider               $268.02   $  823.21   $1,404.96   $2,908.74
with EBB Rider                  $298.16   $  912.99   $1,553.36   $3,273.19
MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--INITIAL CLASS
without EBB Rider               $273.04   $  838.21   $1,429.83   $2,956.48
with EBB Rider                  $303.15   $  927.83   $1,577.81   $3,320.37
MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--INITIAL CLASS
without EBB Rider               $256.97   $  790.16   $1,350.08   $2,802.87
with EBB Rider                  $287.13   $  880.23   $1,499.34   $3,168.49
MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--INITIAL
  CLASS
without EBB Rider               $293.11   $  897.96   $1,528.61   $3,144.88
with EBB Rider                  $323.15   $  987.04   $1,675.08   $3,506.59
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O
  SHARES
without EBB Rider               $271.02   $  832.20   $1,419.88   $2,937.40
with EBB Rider                  $301.15   $  921.88   $1,568.05   $3,301.53
CALVERT SOCIAL BALANCED
without EBB Rider               $267.01   $  820.21   $1,399.99   $2,899.18
with EBB Rider                  $297.17   $  910.02   $1,548.47   $3,263.73
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without EBB Rider               $262.00   $  805.21   $1,375.09   $2,851.16
with EBB Rider                  $292.15   $  895.13   $1,523.92   $3,216.23
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without EBB Rider               $240.89   $  741.90   $1,269.72   $2,646.74
with EBB Rider                  $271.09   $  832.41   $1,420.22   $3,013.97
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without EBB Rider               $230.81   $  711.61   $1,219.16   $2,547.80
with EBB Rider                  $261.07   $  802.42   $1,370.45   $2,916.07

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP
  SERVICE--CLASS 2
without EBB Rider               $430.22   $  826.19   $1,409.92   $2,918.28   $430.22   $  995.08   $1,536.30   $2,918.28
with EBB Rider                  $459.88   $  915.94   $1,558.24   $3,282.62   $459.88   $1,083.31   $1,682.74   $3,282.62

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without EBB Rider               $402.55   $  741.90   $1,269.72   $2,646.74   $402.55   $  912.21   $1,397.87   $2,646.74
with EBB Rider                  $432.27   $  832.41   $1,420.22   $3,013.97   $432.27   $1,001.19   $1,546.46   $3,013.97

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without EBB Rider               $406.50   $  753.99   $1,289.87   $2,686.00   $406.50   $  924.09   $1,417.77   $2,686.00
with EBB Rider                  $436.21   $  844.38   $1,440.06   $3,052.85   $436.21   $1,012.96   $1,566.05   $3,052.85

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without EBB Rider               $422.32   $  802.20   $1,370.08   $2,841.53   $422.32   $  971.49   $1,496.97   $2,841.53
with EBB Rider                  $452.00   $  892.17   $1,519.03   $3,206.73   $452.00   $1,049.94   $1,644.02   $3,206.73

MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without EBB Rider               $423.32   $  805.21   $1,375.09   $2,851.16   $423.32   $  974.45   $1,501.91   $2,851.16
with EBB Rider                  $452.98   $  895.13   $1,523.92   $3,216.23   $452.98   $1,062.85   $1,648.85   $3,216.23

MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $427.27   $  817.23   $1,395.04   $2,889.59   $427.27   $  986.27   $1,521.60   $2,889.59
with EBB Rider                  $456.91   $  907.03   $1,543.56   $3,254.22   $456.91   $1,074.55   $1,668.24   $3,254.22

NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $423.32   $  805.21   $1,375.09   $2,851.16   $423.32   $  974.45   $1,501.91   $2,851.16
with EBB Rider                  $452.98   $  895.13   $1,523.92   $3,216.23   $452.98   $1,062.85   $1,648.85   $3,216.23

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without EBB Rider               $420.35   $  796.18   $1,360.09   $2,822.22   $420.35   $  965.57   $1,487.10   $2,822.22
with EBB Rider                  $450.03   $  886.21   $1,509.19   $3,187.60   $450.03   $1,054.08   $1,634.31   $3,187.60

VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $457.86   $  909.86   $1,548.21   $3,182.04   $457.86   $1,077.33   $1,672.83   $3,182.04
with EBB Rider                  $487.42   $  998.85   $1,694.41   $3,543.39   $487.42   $1,164.82   $1,817.18   $3,543.39

VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without EBB Rider               $520.80   $1,098.60   $1,857.17   $3,756.72   $520.80   $1,262.89   $1,977.86   $3,756.72
with EBB Rider                  $550.18   $1,185.84   $1,998.51   $4,110.61   $550.18   $1,348.65   $2,117.41   $4,110.61

VICTORY VIF DIVERSIFIED STOCK
  CLASS A SHARES
without EBB Rider               $502.16   $1,042.95   $1,766.50   $3,590.15   $502.16   $1,208.17   $1,888.35   $3,590.15
with EBB Rider                  $531.58   $1,130.67   $1,909.24   $3,946.26   $531.58   $1,294.41   $2,029.27   $3,946.26

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP
  SERVICE--CLASS 2
without EBB Rider               $269.02   $  826.19   $1,409.92   $2,918.28
with EBB Rider                  $299.16   $  915.94   $1,558.24   $3,282.62
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without EBB Rider               $240.89   $  741.90   $1,269.72   $2,646.74
with EBB Rider                  $271.09   $  832.41   $1,420.22   $3,013.97
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without EBB Rider               $244.91   $  753.99   $1,289.87   $2,686.00
with EBB Rider                  $275.10   $  844.38   $1,440.06   $3,052.85
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without EBB Rider               $260.99   $  802.20   $1,370.08   $2,841.53
with EBB Rider                  $291.15   $  892.17   $1,519.03   $3,206.73
MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without EBB Rider               $262.00   $  805.21   $1,375.09   $2,851.16
with EBB Rider                  $292.15   $  895.13   $1,523.92   $3,216.23
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $266.01   $  817.23   $1,395.04   $2,889.59
with EBB Rider                  $296.14   $  907.03   $1,543.56   $3,254.22
NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $262.00   $  805.21   $1,375.09   $2,851.16
with EBB Rider                  $292.15   $  895.13   $1,523.92   $3,216.23
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without EBB Rider               $258.98   $  796.18   $1,360.09   $2,822.22
with EBB Rider                  $289.14   $  886.21   $1,509.19   $3,187.60
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $297.11   $  909.86   $1,548.21   $3,182.04
with EBB Rider                  $327.14   $  998.85   $1,694.41   $3,543.39
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without EBB Rider               $361.07   $1,098.60   $1,857.17   $3,756.72
with EBB Rider                  $390.93   $1,185.84   $1,998.51   $4,110.61
VICTORY VIF DIVERSIFIED STOCK
  CLASS A SHARES
without EBB Rider               $342.12   $1,042.95   $1,766.50   $3,590.15
with EBB Rider                  $372.02   $1,130.67   $1,909.24   $3,946.26

FOR POLICIES ISSUED PRIOR TO JUNE 2, 2003 INVESTING IN SEPARATE ACCOUNT-III


EXAMPLE
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP BOND--INITIAL
  CLASS
without EBB Rider               $389.64   $  702.46   $1,203.85   $2,517.71   $389.64   $  873.43   $1,332.84   $2,517.71
with EBB Rider                  $419.40   $  793.30   $1,355.32   $2,886.19   $419.40   $  962.74   $1,482.39   $2,886.19

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without EBB Rider               $399.55   $  732.76   $1,254.46   $2,616.94   $399.55   $  903.23   $1,382.82   $2,616.94
with EBB Rider                  $429.29   $  823.33   $1,405.18   $2,984.46   $429.29   $  992.27   $1,531.62   $2,984.46

MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $390.63   $  705.47   $1,208.91   $2,527.66   $390.63   $  876.40   $1,337.84   $2,527.66
with EBB Rider                  $420.39   $  796.31   $1,360.31   $2,896.04   $420.39   $  965.70   $1,487.32   $2,896.04

MAINSTAY VP COMMON
  STOCK--INITIAL CLASS
without EBB Rider               $387.66   $  696.38   $1,193.67   $2,497.72   $387.66   $  867.46   $1,322.80   $2,497.72
with EBB Rider                  $417.44   $  787.29   $1,345.32   $2,866.43   $417.44   $  956.83   $1,472.52   $2,866.43

MAINSTAY VP
  CONVERTIBLE--INITIAL CLASS
without EBB Rider               $402.52   $  741.83   $1,269.62   $2,646.55   $402.52   $  912.14   $1,397.77   $2,646.55
with EBB Rider                  $432.24   $  832.33   $1,420.10   $3,013.73   $432.24   $1,001.11   $1,546.34   $3,013.73

MAINSTAY VP
  GOVERNMENT--INITIAL CLASS
without EBB Rider               $394.60   $  717.61   $1,229.18   $2,567.44   $394.60   $  888.33   $1,357.85   $2,567.44
with EBB Rider                  $424.34   $  808.35   $1,380.29   $2,935.44   $424.34   $  977.53   $1,507.04   $2,935.44

MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without EBB Rider               $395.58   $  720.64   $1,234.22   $2,577.34   $395.58   $  891.30   $1,362.83   $2,577.34
with EBB Rider                  $425.33   $  811.34   $1,385.26   $2,945.27   $425.33   $  980.47   $1,511.95   $2,945.27

MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without EBB Rider               $442.07   $  862.11   $1,469.38   $3,032.18   $442.07   $1,030.39   $1,595.01   $3,032.18
with EBB Rider                  $471.67   $  951.50   $1,616.74   $3,395.19   $471.67   $1,118.27   $1,740.49   $3,395.19

MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without EBB Rider               $452.92   $  894.96   $1,523.64   $3,135.46   $452.92   $1,062.69   $1,648.57   $3,135.46
with EBB Rider                  $482.49   $  984.05   $1,670.16   $3,497.24   $482.49   $1,150.27   $1,793.23   $3,497.24

MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $432.19   $  832.18   $1,419.81   $2,937.28   $432.19   $1,000.96   $1,546.06   $2,937.28
with EBB Rider                  $461.82   $  921.82   $1,567.94   $3,301.34   $461.82   $1,089.09   $1,692.31   $3,301.34

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP BOND--INITIAL
  CLASS
without EBB Rider               $227.77   $  702.46   $1,203.85   $2,517.71
with EBB Rider                  $258.01   $  793.30   $1,355.32   $2,886.19
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without EBB Rider               $237.84   $  732.76   $1,254.46   $2,616.94
with EBB Rider                  $268.07   $  823.33   $1,405.18   $2,984.46
MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $228.78   $  705.47   $1,208.91   $2,527.66
with EBB Rider                  $259.02   $  796.31   $1,360.31   $2,896.04
MAINSTAY VP COMMON
  STOCK--INITIAL CLASS
without EBB Rider               $225.76   $  696.38   $1,193.67   $2,497.72
with EBB Rider                  $256.02   $  787.29   $1,345.32   $2,866.43
MAINSTAY VP
  CONVERTIBLE--INITIAL CLASS
without EBB Rider               $240.86   $  741.83   $1,269.62   $2,646.55
with EBB Rider                  $271.06   $  832.33   $1,420.10   $3,013.73
MAINSTAY VP
  GOVERNMENT--INITIAL CLASS
without EBB Rider               $232.81   $  717.61   $1,229.18   $2,567.44
with EBB Rider                  $263.03   $  808.35   $1,380.29   $2,935.44
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without EBB Rider               $233.81   $  720.64   $1,234.22   $2,577.34
with EBB Rider                  $264.04   $  811.34   $1,385.26   $2,945.27
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without EBB Rider               $281.06   $  862.11   $1,469.38   $3,032.18
with EBB Rider                  $311.14   $  951.50   $1,616.74   $3,395.19
MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without EBB Rider               $292.08   $  894.96   $1,523.64   $3,135.46
with EBB Rider                  $322.14   $  984.05   $1,670.16   $3,497.24
MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $271.02   $  832.18   $1,419.81   $2,937.28
with EBB Rider                  $301.13   $  921.82   $1,567.94   $3,301.34

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without EBB Rider               $427.24   $  817.15   $1,394.92   $2,889.43   $427.24   $  986.19   $1,521.49   $2,889.43
with EBB Rider                  $456.90   $  906.97   $1,543.46   $3,254.06   $456.90   $1,074.49   $1,668.14   $3,254.06

MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without EBB Rider               $374.76   $  656.82   $1,127.40   $2,366.84   $374.76   $  828.57   $1,257.36   $2,366.84
with EBB Rider                  $404.58   $  748.11   $1,280.07   $2,736.83   $404.58   $  918.32   $1,408.10   $2,736.83

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $455.88   $  903.90   $1,538.40   $3,163.45   $455.88   $1,071.47   $1,663.15   $3,163.45
with EBB Rider                  $485.44   $  992.90   $1,684.66   $3,524.89   $485.44   $1,158.97   $1,807.55   $3,524.89

MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without EBB Rider               $396.57   $  723.67   $1,239.28   $2,587.27   $396.57   $  894.29   $1,367.83   $2,587.27
with EBB Rider                  $426.32   $  814.33   $1,390.23   $2,955.04   $426.32   $  983.41   $1,516.86   $2,955.04

MAINSTAY VP VALUE--INITIAL
  CLASS
without EBB Rider               $401.52   $  738.80   $1,264.56   $2,636.68   $401.52   $  909.16   $1,392.78   $2,636.68
with EBB Rider                  $431.26   $  829.33   $1,415.10   $3,003.93   $431.26   $  998.16   $1,541.41   $3,003.93

MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--INITIAL
  CLASS
without EBB Rider               $429.24   $  823.18   $1,404.91   $2,908.61   $429.24   $  992.12   $1,531.35   $2,908.61
with EBB Rider                  $458.88   $  912.93   $1,553.26   $3,273.00   $458.88   $1,080.35   $1,677.82   $3,273.00

MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--INITIAL CLASS
without EBB Rider               $434.16   $  838.17   $1,429.75   $2,956.31   $434.16   $1,006.85   $1,555.87   $2,956.31
with EBB Rider                  $463.79   $  927.76   $1,577.70   $3,320.17   $463.79   $1,094.93   $1,701.95   $3,320.17

MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--INITIAL CLASS
without EBB Rider               $418.36   $  790.11   $1,350.01   $2,802.76   $418.36   $  959.61   $1,477.15   $2,802.76
with EBB Rider                  $448.03   $  880.16   $1,499.23   $3,168.28   $448.03   $1,048.13   $1,624.47   $3,168.28

MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--INITIAL
  CLASS
without EBB Rider               $453.91   $  897.94   $1,528.57   $3,144.80   $453.91   $1,065.61   $1,653.44   $3,144.80
with EBB Rider                  $483.47   $  986.99   $1,674.99   $3,506.46   $483.47   $1,153.16   $1,798.00   $3,506.46

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O
  SHARES
without EBB Rider               $432.19   $  832.18   $1,419.81   $2,937.28   $432.19   $1,000.96   $1,546.06   $2,937.28
with EBB Rider                  $461.82   $  921.82   $1,567.94   $3,301.34   $461.82   $1,089.09   $1,692.31   $3,301.34

CALVERT SOCIAL BALANCED
without EBB Rider               $428.24   $  820.17   $1,399.92   $2,899.02   $428.24   $  989.15   $1,526.43   $2,899.02
with EBB Rider                  $457.88   $  909.94   $1,548.36   $3,263.54   $457.88   $1,077.42   $1,672.98   $3,263.54

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without EBB Rider               $423.31   $  805.15   $1,374.99   $2,851.02   $423.31   $  974.39   $1,501.82   $2,851.02
with EBB Rider                  $452.97   $  895.08   $1,523.83   $3,216.01   $452.97   $1,062.80   $1,648.76   $3,216.01

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without EBB Rider               $402.52   $  741.83   $1,269.62   $2,646.55   $402.52   $  912.14   $1,397.77   $2,646.55
with EBB Rider                  $432.24   $  832.33   $1,420.10   $3,013.73   $432.24   $1,001.11   $$1,546.34  $3,013.73

FIDELITY(R) VIP EQUITY-
  INCOME(R)--INITIAL CLASS
without EBB Rider               $392.61   $  711.54   $1,219.04   $2,547.57   $392.61   $  882.36   $1,347.84   $2,547.57
with EBB Rider                  $422.38   $  802.33   $1,370.30   $2,915.78   $422.38   $  971.62   $1,497.18   $2,915.78

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without EBB Rider               $265.99   $  817.15   $1,394.92   $2,889.43
with EBB Rider                  $296.13   $  906.97   $1,543.46   $3,254.06
MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without EBB Rider               $212.65   $  656.82   $1,127.40   $2,366.84
with EBB Rider                  $242.95   $  748.11   $1,280.07   $2,736.83
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without EBB Rider               $295.09   $  903.90   $1,538.40   $3,163.45
with EBB Rider                  $325.14   $  992.90   $1,684.66   $3,524.89
MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without EBB Rider               $234.82   $  723.67   $1,239.28   $2,587.27
with EBB Rider                  $265.05   $  814.33   $1,390.23   $2,955.04
MAINSTAY VP VALUE--INITIAL
  CLASS
without EBB Rider               $239.85   $  738.80   $1,264.56   $2,636.68
with EBB Rider                  $270.07   $  829.33   $1,415.10   $3,003.93
MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--INITIAL
  CLASS
without EBB Rider               $268.01   $  823.18   $1,404.91   $2,908.61
with EBB Rider                  $298.14   $  912.93   $1,553.26   $3,273.00
MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--INITIAL CLASS
without EBB Rider               $273.01   $  838.17   $1,429.75   $2,956.31
with EBB Rider                  $303.13   $  927.76   $1,577.70   $3,320.17
MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--INITIAL CLASS
without EBB Rider               $256.96   $  790.11   $1,350.01   $2,802.76
with EBB Rider                  $287.11   $  880.16   $1,499.23   $3,168.28
MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--INITIAL
  CLASS
without EBB Rider               $293.09   $  897.94   $1,528.57   $3,144.80
with EBB Rider                  $323.14   $  986.99   $1,674.99   $3,506.46
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O
  SHARES
without EBB Rider               $271.02   $  832.18   $1,419.81   $2,937.28
with EBB Rider                  $301.13   $  921.82   $1,567.94   $3,301.34
CALVERT SOCIAL BALANCED
without EBB Rider               $267.00   $  820.17   $1,399.92   $2,899.02
with EBB Rider                  $297.12   $  909.94   $1,548.36   $3,263.54
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without EBB Rider               $261.99   $  805.15   $1,374.99   $2,851.02
with EBB Rider                  $292.13   $  895.08   $1,523.83   $3,216.01
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without EBB Rider               $240.86   $  741.83   $1,269.62   $2,646.55
with EBB Rider                  $271.06   $  832.33   $1,420.10   $3,013.73
FIDELITY(R) VIP EQUITY-
  INCOME(R)--INITIAL CLASS
without EBB Rider               $230.79   $  711.54   $1,219.04   $2,547.57
with EBB Rider                  $261.04   $  802.33   $1,370.30   $2,915.78

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
FIDELITY(R) VIP VIP MIDCAP
  SERVICE CLASS 2
without EBB Rider               $430.22   $  826.17   $1,409.87   $2,918.17   $430.22   $  995.05   $1,536.24   $2,918.17
with EBB Rider                  $459.86   $  915.88   $1,558.14   $3,282.44   $459.86   $1,083.25   $1,682.63   $3,282.44

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without EBB Rider               $402.52   $  741.83   $1,269.62   $2,646.55   $402.52   $  912.14   $1,397.77   $2,646.55
with EBB Rider                  $432.24   $  832.33   $1,420.10   $3,013.73   $432.24   $1,001.11   $1,546.34   $3,013.73

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without EBB Rider               $406.48   $  753.93   $1,289.78   $2,685.85   $406.48   $  924.03   $1,417.69   $2,685.85
with EBB Rider                  $436.19   $  844.30   $1,439.93   $3,052.61   $436.19   $1,012.88   $1,565.92   $3,052.61

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without EBB Rider               $422.30   $  802.14   $1,369.99   $2,841.36   $422.30   $  971.43   $1,496.87   $2,841.36
with EBB Rider                  $451.97   $  892.09   $1,518.90   $3,206.49   $451.97   $1,059.86   $1,643.89   $3,206.49

MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without EBB Rider               $423.31   $  805.15   $1,374.99   $2,851.02   $423.31   $  974.39   $1,501.82   $2,851.02
with EBB Rider                  $452.97   $  895.08   $1,523.83   $3,216.01   $452.97   $1,062.80   $1,648.76   $3,216.01

MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $427.24   $  817.15   $1,394.92   $2,889.43   $427.24   $  986.19   $1,521.49   $2,889.43
with EBB Rider                  $456.90   $  906.97   $1,543.46   $3,254.06   $456.90   $1,074.49   $1,668.14   $3,254.06

NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $423.31   $  805.15   $1,374.99   $2,851.02   $423.31   $  974.39   $1,501.82   $2,851.02
with EBB Rider                  $452.97   $  895.08   $1,523.83   $3,216.01   $452.97   $1,062.80   $1,648.76   $3,216.01

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without EBB Rider               $420.33   $  796.13   $1,360.01   $2,822.09   $420.33   $  965.52   $1,487.02   $2,822.09
with EBB Rider                  $450.00   $  886.14   $1,509.08   $3,187.39   $450.00   $1,054.01   $1,634.19   $3,187.39

VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $457.85   $  909.84   $1,548.18   $3,182.00   $457.85   $1,077.31   $1,672.80   $3,182.00
with EBB Rider                  $487.40   $  998.79   $1,694.32   $3,543.23   $487.40   $1,164.76   $1,817.09   $3,543.23

VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without EBB Rider               $520.80   $1,098.62   $1,857.20   $3,756.81   $520.80   $1,262.90   $1,977.89   $3,756.81
with EBB Rider                  $550.18   $1,185.87   $1,998.57   $4,110.69   $550.18   $1,348.68   $2,117.46   $4,110.69

VICTORY VIF DIVERSIFIED STOCK
  CLASS A SHARES
without EBB Rider               $502.14   $1,042.93   $1,766.49   $3,590.16   $502.14   $1,208.16   $1,888.33   $3,590.16
with EBB Rider                  $531.56   $1,130.66   $1,909.22   $3,946.25   $531.56   $1,294.40   $2,029.25   $3,946.25

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
FIDELITY(R) VIP VIP MIDCAP
  SERVICE CLASS 2
without EBB Rider               $269.01   $  826.17   $1,409.87   $2,918.17
with EBB Rider                  $299.14   $  915.88   $1,558.14   $3,282.44
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without EBB Rider               $240.86   $  741.83   $1,269.62   $2,646.55
with EBB Rider                  $271.06   $  832.33   $1,420.10   $3,013.73
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without EBB Rider               $244.89   $  753.93   $1,289.78   $2,685.85
with EBB Rider                  $275.08   $  844.30   $1,439.93   $3,052.61
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without EBB Rider               $260.97   $  802.14   $1,369.99   $2,841.36
with EBB Rider                  $291.12   $  892.09   $1,518.90   $3,206.49
MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without EBB Rider               $261.99   $  805.15   $1,374.99   $2,851.02
with EBB Rider                  $292.13   $  895.08   $1,523.83   $3,216.01
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $265.99   $  817.15   $1,394.92   $2,889.43
with EBB Rider                  $296.13   $  906.97   $1,543.46   $3,254.06
NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $261.99   $  805.15   $1,374.99   $2,851.02
with EBB Rider                  $292.13   $  895.08   $1,523.83   $3,216.01
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without EBB Rider               $258.96   $  796.13   $1,360.01   $2,822.09
with EBB Rider                  $289.12   $  886.14   $1,509.08   $3,187.39
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $297.09   $  909.84   $1,548.18   $3,182.00
with EBB Rider                  $327.13   $  998.79   $1,694.32   $3,543.23
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without EBB Rider               $361.07   $1,098.62   $1,857.20   $3,756.81
with EBB Rider                  $390.93   $1,185.87   $1,998.57   $4,110.69
VICTORY VIF DIVERSIFIED STOCK
  CLASS A SHARES
without EBB Rider               $342.10   $1,042.93   $1,766.49   $3,590.16
with EBB Rider                  $372.01   $1,130.66   $1,909.22   $3,946.25

FOR POLICIES ISSUED ON OR AFTER JUNE 2, 2003 INVESTING IN SEPARATE ACCOUNT-III


                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP BOND--SERVICE
  CLASS
without EBB Rider               $414.40   $  778.06   $1,329.96   $2,763.95   $414.40   $  947.76   $1,457.35   $2,763.95
with EBB Rider                  $444.08   $  868.22   $1,479.50   $3,129.87   $444.08   $1,036.40   $1,605.00   $3,129.87

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without EBB Rider               $424.29   $  808.16   $1,379.98   $2,860.64   $424.29   $  977.35   $1,506.74   $2,860.64
with EBB Rider                  $453.95   $  898.05   $1,528.75   $3,225.54   $453.95   $1,065.72   $1,653.61   $3,225.54

MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $390.63   $  705.47   $1,208.91   $2,527.66   $390.63   $  876.40   $1,337.84   $2,527.66
with EBB Rider                  $420.39   $  796.31   $1,360.31   $2,896.04   $420.39   $  965.70   $1,487.32   $2,896.04

MAINSTAY VP COMMON
  STOCK--SERVICE CLASS
without EBB Rider               $412.41   $  772.03   $1,319.94   $2,744.48   $412.41   $  941.83   $1,447.46   $2,744.48
with EBB Rider                  $442.11   $  862.25   $1,469.62   $3,110.64   $442.11   $1,030.53   $1,595.24   $3,110.64

MAINSTAY VP
  CONVERTIBLE--SERVICE CLASS
without EBB Rider               $427.24   $  817.15   $1,394.92   $2,889.43   $427.24   $  986.19   $1,521.49   $2,889.43
with EBB Rider                  $456.90   $  906.97   $1,543.46   $3,254.06   $456.90   $1,074.49   $1,668.14   $3,254.06

MAINSTAY VP
  GOVERNMENT--SERVICE CLASS
without EBB Rider               $419.34   $  793.12   $1,355.00   $2,812.38   $419.34   $  962.56   $1,482.07   $2,812.38
with EBB Rider                  $449.02   $  883.14   $1,504.15   $3,177.85   $449.02   $1,051.06   $1,629.33   $3,177.85

MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without EBB Rider               $420.33   $  796.13   $1,360.01   $2,822.09   $420.33   $  965.52   $1,487.02   $2,822.09
with EBB Rider                  $450.00   $  886.14   $1,509.08   $3,187.39   $450.00   $1,054.01   $1,634.19   $3,187.39

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without EBB Rider               $466.73   $  936.61   $1,592.26   $3,265.21   $466.73   $1,103.63   $1,716.32   $3,265.21
with EBB Rider                  $496.26   $1,025.32   $1,737.71   $3,625.42   $496.26   $1,190.84   $1,859.92   $3,625.42

MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without EBB Rider               $477.55   $  969.19   $1,645.81   $3,365.79   $477.55   $1,135.66   $1,769.19   $3,365.79
with EBB Rider                  $507.05   $1,057.59   $1,790.41   $3,724.77   $507.05   $1,222.57   $1,911.96   $3,724.77

MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without EBB Rider               $456.86   $  906.86   $1,543.28   $3,172.71   $456.86   $1,074.39   $1,667.96   $3,172.71
with EBB Rider                  $486.42   $  995.86   $1,689.52   $3,534.09   $486.42   $1,161.88   $1,812.34   $3,534.09

MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without EBB Rider               $444.04   $  868.08   $1,479.26   $3,051.05   $444.04   $1,036.26   $1,604.76   $3,051.05
with EBB Rider                  $473.64   $  957.42   $1,626.48   $3,413.82   $473.64   $1,124.09   $1,750.11   $3,413.82

MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without EBB Rider               $399.55   $  732.76   $1,254.46   $2,616.94   $399.55   $  903.23   $1,382.82   $2,616.94
with EBB Rider                  $429.29   $  823.33   $1,405.18   $2,984.46   $429.29   $  992.27   $1,531.62   $2,984.46

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without EBB Rider               $480.50   $  978.08   $1,660.38   $3,393.03   $480.50   $1,144.40   $1,783.57   $3,393.03
with EBB Rider                  $510.00   $1,066.40   $1,804.77   $3,751.67   $510.00   $1,231.23   $1,926.13   $3,751.67

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP BOND--SERVICE
  CLASS
without EBB Rider               $252.93   $  778.06   $1,329.96   $2,763.95
with EBB Rider                  $283.10   $  868.22   $1,479.50   $3,129.87
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without EBB Rider               $262.98   $  808.16   $1,379.98   $2,860.64
with EBB Rider                  $293.13   $  898.05   $1,528.75   $3,225.54
MAINSTAY VP CASH MANAGEMENT
without EBB Rider               $228.78   $  705.47   $1,208.91   $2,527.66
with EBB Rider                  $259.02   $  796.31   $1,360.31   $2,896.04
MAINSTAY VP COMMON
  STOCK--SERVICE CLASS
without EBB Rider               $250.92   $  772.03   $1,319.94   $2,744.48
with EBB Rider                  $281.10   $  862.25   $1,469.62   $3,110.64
MAINSTAY VP
  CONVERTIBLE--SERVICE CLASS
without EBB Rider               $265.99   $  817.15   $1,394.92   $2,889.43
with EBB Rider                  $296.13   $  906.97   $1,543.46   $3,254.06
MAINSTAY VP
  GOVERNMENT--SERVICE CLASS
without EBB Rider               $257.95   $  793.12   $1,355.00   $2,812.38
with EBB Rider                  $288.12   $  883.14   $1,504.15   $3,177.85
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without EBB Rider               $258.96   $  796.13   $1,360.01   $2,822.09
with EBB Rider                  $289.12   $  886.14   $1,509.08   $3,187.39
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without EBB Rider               $306.12   $  936.61   $1,592.26   $3,265.21
with EBB Rider                  $336.13   $1,025.32   $1,737.71   $3,625.42
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without EBB Rider               $317.11   $  969.19   $1,645.81   $3,365.79
with EBB Rider                  $347.09   $1,057.59   $1,790.41   $3,724.77
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without EBB Rider               $296.09   $  906.86   $1,543.28   $3,172.71
with EBB Rider                  $326.13   $  995.86   $1,689.52   $3,534.09
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without EBB Rider               $283.06   $  868.08   $1,479.26   $3,051.05
with EBB Rider                  $313.14   $  957.42   $1,626.48   $3,413.82
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without EBB Rider               $237.84   $  732.76   $1,254.46   $2,616.94
with EBB Rider                  $268.07   $  823.33   $1,405.18   $2,984.46
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without EBB Rider               $320.12   $  978.08   $1,660.38   $3,393.03
with EBB Rider                  $350.09   $1,066.40   $1,804.77   $3,751.67

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without EBB Rider               $421.31   $  799.13   $1,364.99   $2,831.70   $421.31   $  968.47   $1,491.94   $2,831.70
with EBB Rider                  $450.98   $  889.11   $1,513.99   $3,196.96   $450.98   $1,056.93   $1,639.05   $3,196.96

MAINSTAY VP VALUE--SERVICE
  CLASS
without EBB Rider               $426.26   $  814.17   $1,389.96   $2,879.86   $426.26   $  983.26   $1,516.59   $2,879.86
with EBB Rider                  $455.91   $  903.99   $1,538.54   $3,244.53   $455.91   $1,071.56   $1,663.28   $3,244.53

MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--SERVICE
  CLASS
without EBB Rider               $453.91   $  897.94   $1,528.57   $3,144.80   $453.91   $1,065.61   $1,653.44   $3,144.80
with EBB Rider                  $483.47   $  986.99   $1,674.99   $3,506.46   $483.47   $1,153.16   $1,798.00   $3,506.46

MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--SERVICE CLASS
without EBB Rider               $458.83   $  912.80   $1,553.09   $3,191.29   $458.83   $1,080.23   $1,677.65   $3,191.29
with EBB Rider                  $488.39   $1,001.74   $1,699.15   $3,552.39   $488.39   $1,167.66   $1,821.85   $3,552.39

MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--SERVICE CLASS
without EBB Rider               $443.06   $  865.10   $1,474.32   $3,041.63   $443.06   $1,033.33   $1,599.88   $3,041.63
with EBB Rider                  $472.65   $  954.47   $1,621.61   $3,404.51   $472.65   $1,121.19   $1,745.30   $3,404.51

MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--SERVICE
  CLASS
without EBB Rider               $478.53   $  972.16   $1,650.68   $3,374.87   $478.53   $1,138.58   $1,774.00   $3,374.87
with EBB Rider                  $508.03   $1,060.54   $1,795.21   $3,733.76   $508.03   $1,225.47   $1,916.69   $3,733.76

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S
  SHARES
without EBB Rider               $456.86   $  906.86   $1,543.28   $3,172.71   $456.86   $1,074.39   $1,667.96   $3,172.71
with EBB Rider                  $486.42   $  995.86   $1,689.52   $3,534.09   $486.42   $1,161.88   $1,812.34   $3,534.09

CALVERT SOCIAL BALANCED
without EBB Rider               $428.24   $  820.17   $1,399.92   $2,899.02   $428.24   $  989.15   $1,526.43   $2,899.02
with EBB Rider                  $457.88   $  909.94   $1,548.36   $3,263.54   $457.88   $1,077.42   $1,672.98   $3,263.54

DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without EBB Rider               $448.00   $  880.05   $1,499.02   $3,088.66   $448.00   $1,048.03   $1,624.27   $3,088.66
with EBB Rider                  $477.58   $  969.26   $1,645.91   $3,451.01   $477.58   $1,135.73   $1,769.29   $3,451.01

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS
  2
without EBB Rider               $428.24   $  820.17   $1,399.92   $2,899.02   $428.24   $  989.15   $1,526.43   $2,899.02
with EBB Rider                  $457.88   $  909.94   $1,548.36   $3,263.54   $457.88   $1,077.42   $1,672.98   $3,263.54

FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without EBB Rider               $417.37   $  787.11   $1,345.00   $2,793.04   $417.37   $  956.65   $1,472.20   $2,793.04
with EBB Rider                  $447.05   $  877.17   $1,494.29   $3,158.68   $447.05   $1,045.20   $1,619.60   $3,158.68

FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without EBB Rider               $430.22   $  826.17   $1,409.87   $2,918.17   $430.22   $  995.05   $1,536.24   $2,918.17
with EBB Rider                  $459.86   $  915.88   $1,558.14   $3,282.44   $459.86   $1,083.25   $1,682.63   $3,282.44

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without EBB Rider               $427.24   $  817.15   $1,394.92   $2,889.43   $427.24   $  986.19   $1,521.49   $2,889.43
with EBB Rider                  $456.90   $  906.97   $1,543.46   $3,254.06   $456.90   $1,074.49   $1,668.14   $3,254.06

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without EBB Rider               $431.20   $  829.17   $1,414.83   $2,927.75   $431.20   $  998.01   $1,541.15   $2,927.75
with EBB Rider                  $460.84   $  918.85   $1,563.05   $3,291.89   $460.84   $1,086.17   $1,687.49   $3,291.89

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without EBB Rider               $259.96   $  799.13   $1,364.99   $2,831.70
with EBB Rider                  $290.11   $  889.11   $1,513.99   $3,196.96
MAINSTAY VP VALUE--SERVICE
  CLASS
without EBB Rider               $264.99   $  814.17   $1,389.96   $2,879.86
with EBB Rider                  $295.12   $  903.99   $1,538.54   $3,244.53
MAINSTAY VP AMERICAN CENTURY
  INCOME & GROWTH--SERVICE
  CLASS
without EBB Rider               $293.09   $  897.94   $1,528.57   $3,144.80
with EBB Rider                  $323.14   $  986.99   $1,674.99   $3,506.46
MAINSTAY VP DREYFUS LARGE
  COMPANY VALUE--SERVICE CLASS
without EBB Rider               $298.09   $  912.80   $1,553.09   $3,191.29
with EBB Rider                  $328.13   $1,001.74   $1,699.15   $3,552.39
MAINSTAY VP EAGLE ASSET
  MANAGEMENT GROWTH
  EQUITY--SERVICE CLASS
without EBB Rider               $282.06   $  865.10   $1,474.32   $3,041.63
with EBB Rider                  $312.14   $  954.47   $1,621.61   $3,404.51
MAINSTAY VP LORD ABBETT
  DEVELOPING GROWTH--SERVICE
  CLASS
without EBB Rider               $318.11   $  972.16   $1,650.68   $3,374.87
with EBB Rider                  $348.09   $1,060.54   $1,795.21   $3,733.76
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S
  SHARES
without EBB Rider               $296.09   $  906.86   $1,543.28   $3,172.71
with EBB Rider                  $326.13   $  995.86   $1,689.52   $3,534.09
CALVERT SOCIAL BALANCED
without EBB Rider               $267.00   $  820.17   $1,399.92   $2,899.02
with EBB Rider                  $297.12   $  909.94   $1,548.36   $3,263.54
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without EBB Rider               $287.08   $  880.05   $1,499.02   $3,088.66
with EBB Rider                  $317.15   $  969.26   $1,645.91   $3,451.01
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS
  2
without EBB Rider               $267.00   $  820.17   $1,399.92   $2,899.02
with EBB Rider                  $297.12   $  909.94   $1,548.36   $3,263.54
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without EBB Rider               $255.96   $  787.11   $1,345.00   $2,793.04
with EBB Rider                  $286.12   $  877.17   $1,494.29   $3,158.68
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without EBB Rider               $269.01   $  826.17   $1,409.87   $2,918.17
with EBB Rider                  $299.14   $  915.88   $1,558.14   $3,282.44
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without EBB Rider               $265.99   $  817.15   $1,394.92   $2,889.43
with EBB Rider                  $296.13   $  906.97   $1,543.46   $3,254.06
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without EBB Rider               $270.01   $  829.17   $1,414.83   $2,927.75
with EBB Rider                  $300.13   $  918.85   $1,563.05   $3,291.89

                                              EXPENSES IF YOU                               EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without EBB Rider               $447.00   $  877.08   $1,494.09   $3,079.29   $447.00   $1,045.10   $1,619.40   $3,079.29
with EBB Rider                  $476.58   $  966.29   $1,641.06   $3,441.70   $476.58   $1,132.81   $1,764.50   $3,441.70

MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without EBB Rider               $448.00   $  880.05   $1,499.02   $3,088.66   $448.00   $1,048.03   $1,624.27   $3,088.66
with EBB Rider                  $477.58   $  969.26   $1,645.91   $3,451.01   $477.58   $1,135.73   $1,769.29   $3,451.01

MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $451.93   $  891.98   $1,518.74   $3,126.14   $451.93   $1,059.75   $1,643.74   $3,126.14
with EBB Rider                  $481.50   $  981.08   $1,665.31   $3,488.01   $481.50   $1,147.35   $1,788.44   $3,488.01

NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $446.02   $  874.09   $1,489.18   $3,069.93   $446.02   $1,042.17   $1,614.56   $3,069.93
with EBB Rider                  $475.60   $  963.34   $1,636.19   $3,432.41   $475.60   $1,129.91   $1,759.69   $3,432.41

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without EBB Rider               $445.03   $  871.09   $1,484.22   $3,060.49   $445.03   $1,039.21   $1,609.65   $3,060.49
with EBB Rider                  $474.62   $  960.39   $1,631.32   $3,423.12   $474.62   $1,127.01   $1,754.89   $3,423.12

VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $457.85   $  909.84   $1,548.18   $3,182.00   $457.85   $1,077.31   $1,672.80   $3,182.00
with EBB Rider                  $487.40   $  998.79   $1,694.32   $3,543.23   $487.40   $1,164.76   $1,817.09   $3,543.23

VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS II
without EBB Rider               $555.11   $1,200.44   $2,022.09   $4,055.22   $555.11   $1,363.00   $2,140.68   $4,055.22
with EBB Rider                  $584.37   $1,286.72   $2,160.85   $4,404.77   $584.37   $1,447.82   $2,277.68   $4,404.77

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without EBB Rider               $502.14   $1,042.93   $1,766.49   $3,590.16   $502.14   $1,208.16   $1,888.33   $3,590.16
with EBB Rider                  $531.56   $1,130.66   $1,909.22   $3,946.25   $531.56   $1,294.40   $2,029.25   $3,946.25

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without EBB Rider               $286.07   $  877.08   $1,494.09   $3,079.29
with EBB Rider                  $316.13   $  966.29   $1,641.06   $3,441.70
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without EBB Rider               $287.08   $  880.05   $1,499.02   $3,088.66
with EBB Rider                  $317.15   $  969.26   $1,645.91   $3,451.01
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without EBB Rider               $291.08   $  891.98   $1,518.74   $3,126.14
with EBB Rider                  $321.13   $  981.08   $1,665.31   $3,488.01
NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without EBB Rider               $285.07   $  874.09   $1,489.18   $3,069.93
with EBB Rider                  $315.14   $  963.34   $1,636.19   $3,432.41
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without EBB Rider               $284.06   $  871.09   $1,484.22   $3,060.49
with EBB Rider                  $314.14   $  960.39   $1,631.32   $3,423.12
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider               $297.09   $  909.84   $1,548.18   $3,182.00
with EBB Rider                  $327.13   $  998.79   $1,694.32   $3,543.23
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS II
without EBB Rider               $395.94   $1,200.44   $2,022.09   $4,055.22
with EBB Rider                  $425.67   $1,286.72   $2,160.85   $4,404.77
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without EBB Rider               $342.10   $1,042.93   $1,766.49   $3,590.16
with EBB Rider                  $372.01   $1,130.66   $1,909.22   $3,946.25

                          QUESTIONS AND ANSWERS ABOUT
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?

     A LifeStages(R) Flexible Premium Variable Annuity is a deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.

     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 35 Investment Divisions. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.



             Separate Account III currently consists of 69 Investment Divisions, 35 of which are available under this policy. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (b) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "THE FIXED ACCOUNT.")

     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")

     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     For Policies Investing in Separate Account-III:

     Before the date we start making Income Payments to you, we will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%

     In no event will the aggregate surrender charge applied under the policy exceed eight and one-half percent (8.5%) of the total Premium Payments.

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the policy year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for tax-sheltered annuities (403(b)), $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept without prior approval is $1,500,000.


     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For Tax-Sheltered Annuity (TSA) policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (SEP) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity (IRA) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. You may allocate the initial premium payment to, and thereafter maintain the Accumulation Value in, a maximum of 18 Investment Divisions plus the Fixed Account (See "AUTOMATIC ASSET REALLOCATION"). Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to our suitability standards.


     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at our discretion, where permitted by state law.

     10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

     (c) the "reset value" (as described in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date." This feature is only available for policies investing in Separate Account-III.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11 below. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

     11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider ("ESC") Rider applies, see the EBB & ESC Riders.

     12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We call this the "free look period." Unless otherwise required by state law, you will then receive from us the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments.

     13. WHAT ABOUT VOTING RIGHTS?


     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

     14. ARE POLICY LOANS AVAILABLE?


     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")


     15. HOW DO I CONTACT NYLIAC?


                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   75 Remittance Dr.
                    P.O. Box 922                             Suite 3021
                    New York, NY 10159                       Chicago, IL 60675-3021

EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                    51 Madison Avenue                        c/o The Northern Trust Bank
                    Room 452                                 350 North Orleans St.
                    New York, NY 10010                       Receipt & Dispatch, 8th Fl.
                                                             Chicago, IL 60654

CUSTOMER SERVICE    (800) 598-2019
AND INTERACTIVE
VOICE RESPONSE
SYSTEM


     You may send service requests to us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact us through the Internet at our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.") Faxed requests are not acceptable and will not be honored at any time.


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2003 and 2002 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2003 (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2003 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of independent accountants) are included in the Statement of Additional Information. The independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036.

                           SEPARATE ACCOUNTS-I AND II
                        CONDENSED FINANCIAL INFORMATION

    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1997 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1*, except where indicated.

                                            MAINSTAY VP
                                               BOND--
                                           INITIAL CLASS
                        ----------------------------------------------------
                          2003       2002       2001       2000       1999
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.01     $14.81     $13.73     $12.67     $13.04
Accumulation Unit
 value (end of
 period)..............   $16.52     $16.01     $14.81     $13.73     $12.67
Number of units
 outstanding (in 000s)
 (end of period)......    2,485      2,912      3,231      2,376      2,772

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.01     $14.81     $13.73     $12.67     $13.04
Accumulation Unit
 value (end of
 period)..............   $16.52     $16.01     $14.81     $13.73     $12.67
Number of units
 outstanding (in 000s)
 (end of period)......    2,337      2,623      2,506      1,954      2,296

                                                 MAINSTAY VP
                                                    BOND--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          1998       1997       1996       1995       1994     1993(B)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.10     $11.18     $11.10     $ 9.51     $ 9.97      --
Accumulation Unit
 value (end of
 period)..............   $13.04     $12.10     $11.18     $11.10     $ 9.51      --
Number of units
 outstanding (in 000s)
 (end of period)......    2,823      2,249      2,080      1,733        961      --
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.10     $11.18     $11.10     $ 9.51     $ 9.97    $10.00
Accumulation Unit
 value (end of
 period)..............   $13.04     $12.10     $11.18     $11.10     $ 9.51    $ 9.97
Number of units
 outstanding (in 000s)
 (end of period)......    2,190      1,655      1,591      1,314        641         3

                                            MAINSTAY VP
                                       CAPITAL APPRECIATION--
                                           INITIAL CLASS
                        ----------------------------------------------------
                          2003       2002       2001       2000       1999
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.57     $24.27     $32.02     $36.34     $29.35
Accumulation Unit
 value (end of
 period)..............   $20.77     $16.57     $24.27     $32.02     $36.34
Number of units
 outstanding (in 000s)
 (end of period)......    7,820      8,969     10,729     12,222     12,611
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.57     $24.27     $32.02     $36.34     $29.35
Accumulation Unit
 value (end of
 period)..............   $20.77     $16.57     $24.27     $32.02     $36.34
Number of units
 outstanding (in 000s)
 (end of period)......    9,184      9,904     11,296     12,184     12,137

                                                 MAINSTAY VP
                                            CAPITAL APPRECIATION--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          1998       1997       1996       1995       1994     1993(A)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $21.53     $17.66     $15.07     $11.24     $11.91    $10.00
Accumulation Unit
 value (end of
 period)..............   $29.35     $21.53     $17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)......   12,433     11,857     10,890      7,852      5,702     2,239
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $21.53     $17.66     $15.07     $11.24     $11.91    $10.00
Accumulation Unit
 value (end of
 period)..............   $29.35     $21.53     $17.66     $15.07     $11.24    $11.91
Number of units
 outstanding (in 000s)
 (end of period)......   11,469     10,312      8,675      5,852      3,787     1,402



                                            MAINSTAY VP
                                          CASH MANAGEMENT
                        ----------------------------------------------------
                          2003       2002       2001       2000       1999
                        --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21
Accumulation Unit
 value (end of
 period)..............   $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25
Number of units
 outstanding (in 000s)
 (end of period)......   20,884     34,967     39,115     30,612     46,932

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21
Accumulation Unit
 value (end of
 period)..............   $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25
Number of units
 outstanding (in 000s)
 (end of period)......   23,965     33,873     34,686     26,368     47,710


                                            MAINSTAY VP
                                          CASH MANAGEMENT
                        ----------------------------------------------------
                          1998       1997       1996       1995       1994
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 1.16     $ 1.12     $ 1.08     $ 1.04     $ 1.01
Accumulation Unit
 value (end of
 period)..............   $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04
Number of units
 outstanding (in 000s)
 (end of period)......   34,013     25,689     24,436     19,554     19,630
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 1.16     $ 1.12     $ 1.08     $ 1.04     $ 1.01
Accumulation Unit
 value (end of
 period)..............   $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04
Number of units
 outstanding (in 000s)
 (end of period)......   32,015     27,559     20,142     15,539     15,647

                                                      MAINSTAY VP
                        MAINSTAY VP                  COMMON STOCK--
                        CASH MANAGEMENT              INITIAL CLASS
                        -------   ----------------------------------------------------
                        1993(A)     2003       2002       2001       2000       1999
                        -------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............  $ 1.00     $18.82     $25.17     $30.76     $32.24     $25.13
Accumulation Unit
 value (end of
 period)..............  $ 1.01     $23.48     $18.82     $25.17     $30.76     $32.24
Number of units
 outstanding (in 000s)
 (end of period)......  15,549      3,264      3,696      4,445      5,062      4,954
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............  $ 1.00     $18.82     $25.17     $30.76     $32.24     $25.13
Accumulation Unit
 value (end of
 period)..............  $ 1.01     $23.48     $18.82     $25.17     $30.76     $32.24
Number of units
 outstanding (in 000s)
 (end of period)......  10,677      3,816      4,073      4,605      4,847      4,618

                                                 MAINSTAY VP
                                                COMMON STOCK--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          1998       1997       1996       1995       1994     1993(B)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.11     $16.07     $13.08     $10.26     $10.27    $10.00
Accumulation Unit
 value (end of
 period)..............   $25.13     $20.11     $16.07     $13.08     $10.26    $10.27
Number of units
 outstanding (in 000s)
 (end of period)......    4,996      4,307      3,085      1,831        881         2
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.11     $16.07     $13.08     $10.26     $10.27    $10.00
Accumulation Unit
 value (end of
 period)..............   $25.13     $20.11     $16.07     $13.08     $10.26    $10.27
Number of units
 outstanding (in 000s)
 (end of period)......    4,300      3,451      2,336      1,403        514         3


                                                       MAINSTAY VP
                                                      CONVERTIBLE--
                                                      INITIAL CLASS
                        --------------------------------------------------------------------------
                          2003       2002       2001       2000       1999       1998       1997
                        --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $13.99     $15.39     $15.93     $16.99     $12.13     $11.76     $10.32
Accumulation Unit
 value (end of
 period)..............   $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76
Number of units
 outstanding (in 000s)
 (end of period)......    1,293      1,118      1,181      1,160        915        847        636

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $13.95     $15.34     $15.89     $16.95     $12.09     $11.73     $10.29
Accumulation Unit
 value (end of
 period)..............   $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73
Number of units
 outstanding (in 000s)
 (end of period)......    1,049        912        931        891        624        610        452

                        MAINSTAY VP              MAINSTAY VP
                        CONVERTIBLE--           GOVERNMENT--
                        INITIAL CLASS           INITIAL CLASS
                        -------   -----------------------------------------
                        1996(D)     2003       2002       2001       2000
                        -------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............  $10.00     $16.77     $15.47     $14.69     $13.26
Accumulation Unit
 value (end of
 period)..............  $10.32     $16.87     $16.77     $15.47     $14.69
Number of units
 outstanding (in 000s)
 (end of period)......     154      2,819      4,144      3,307      2,677
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............  $10.00     $16.77     $15.47     $14.69     $13.26
Accumulation Unit
 value (end of
 period)..............  $10.29     $16.87     $16.77     $15.47     $14.69
Number of units
 outstanding (in 000s)
 (end of period)......      74      2,373      3,121      2,241      1,784

                                                        MAINSTAY VP
                                                       GOVERNMENT--
                                                       INITIAL CLASS
                        ---------------------------------------------------------------------------
                          1999       1998       1997       1996       1995       1994      1993(A)
                        --------   --------   --------   --------   --------   --------   ---------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $13.68     $12.71     $11.76     $11.65     $10.11     $10.44    $  10.00
Accumulation Unit
 value (end of
 period)..............   $13.26     $13.68     $12.71     $11.76     $11.65     $10.11    $  10.44
Number of units
 outstanding (in 000s)
 (end of period)......    5,186      3,288      2,749      3,177      3,281      3,686       2,834
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $13.68     $12.71     $11.76     $11.65     $10.11     $10.44    $  10.00
Accumulation Unit
 value (end of
 period)..............   $13.26     $13.68     $12.71     $11.76     $11.65     $10.11    $  10.44
Number of units
 outstanding (in 000s)
 (end of period)......    2,873      2,233      1,904      2,122      2,020      2,351       1,623


------------
*    The policies were first offered in January 29, 1993.
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.
(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


                                                                  MAINSTAY VP
                                                          HIGH YIELD CORPORATE BOND--
                                                                 INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2003       2002       2001       2000       1999       1998       1997       1996     1995(C)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62     $10.91    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.73     $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62    $10.91
Number of units
 outstanding (in 000s)
 (end of period)......    7,248      6,783      7,999      8,588      9,761     10,373      9,539      5,449     1,446
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60     $10.89    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.71     $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60    $10.89
Number of units
 outstanding (in 000s)
 (end of period)......    5,231      4,886      5,349      5,703      6,344      6,384      5,215      2,841       778


                                                                  MAINSTAY VP
                                                            INTERNATIONAL EQUITY--
                                                                 INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2003       2002       2001       2000       1999       1998       1997       1996     1995(C)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.22     $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      607        577        619        660        692        716        751        674       165
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.23     $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      535        522        504        545        547        532        553        426       112

                                 MAINSTAY VP
                                   MID CAP                       MAINSTAY VP                      MAINSTAY VP
                                   CORE--                     MID CAP GROWTH--                  MID CAP VALUE--
                                INITIAL CLASS                   INITIAL CLASS                    INITIAL CLASS
                        -----------------------------   -----------------------------   --------------------------------
                          2003       2002     2001(F)     2003       2002     2001(F)     2003       2002      2001(F)
                        --------   --------   -------   --------   --------   -------   --------   --------   ----------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.16     $ 9.49    $10.00     $ 6.77     $ 9.60    $10.00     $ 8.38     $ 9.94    $   10.00
Accumulation Unit
 value (end of
 period)..............   $10.91     $ 8.16    $ 9.49     $ 9.67     $ 6.77    $ 9.60     $10.67     $ 8.38    $    9.94
Number of units
 outstanding (in 000s)
 (end of period)......      262        153        41        609        101        29        704        607          258
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.17     $ 9.51    $10.00     $ 6.89     $ 9.78    $10.00     $ 8.26     $ 9.80    $   10.00
Accumulation Unit
 value (end of
 period)..............   $10.93     $ 8.17    $ 9.51     $ 9.85     $ 6.89    $ 9.78     $10.52     $ 8.26    $    9.80
Number of units
 outstanding (in 000s)
 (end of period)......      257        169        24        500         92        39        773        643          161


                                            MAINSTAY VP
                                             S&P 500--
                                           INITIAL CLASS
                        ----------------------------------------------------
                          2003       2002       2001       2000       1999
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.57     $26.79     $30.88     $34.50     $28.96
Accumulation Unit
 value (end of
 period)..............   $26.03     $20.57     $26.79     $30.88     $34.50
Number of units
 outstanding (in 000s)
 (end of period)......    5,621      6,211      7,423      8,368      8,592
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.57     $26.79     $30.88     $34.50     $28.96
Accumulation Unit
 value (end of
 period)..............   $26.03     $20.57     $26.79     $30.88     $34.50
Number of units
 outstanding (in 000s)
 (end of period)......    6,574      6,945      7,823      8,360      8,375

                                            MAINSTAY VP
                                             S&P 500--
                                           INITIAL CLASS
                        ----------------------------------------------------
                          1998       1997       1996       1995       1994
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $22.83     $17.41     $14.41     $10.66     $10.72
Accumulation Unit
 value (end of
 period)..............   $28.96     $22.83     $17.41     $14.41     $10.66
Number of units
 outstanding (in 000s)
 (end of period)......    8,414      6,724      4,768      3,677      3,236
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $22.83     $17.41     $14.41     $10.66     $10.72
Accumulation Unit
 value (end of
 period)..............   $28.96     $22.83     $17.41     $14.41     $10.66
Number of units
 outstanding (in 000s)
 (end of period)......    7,539      5,616      3,783      2,983      2,567

                        MAINSTAY VP        MAINSTAY VP
                        S&P 500--      SMALL CAP GROWTH--
                        INITIAL CLASS     INITIAL CLASS
                        -------   -----------------------------
                        1993(A)     2003       2002     2001(F)
                        -------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............  $10.00     $ 6.87     $ 9.45    $10.00
Accumulation Unit
 value (end of
 period)..............  $10.72     $ 9.60     $ 6.87    $ 9.45
Number of units
 outstanding (in 000s)
 (end of period)......   2,187        541        201        77
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............  $10.00     $ 6.98     $ 9.61    $10.00
Accumulation Unit
 value (end of
 period)..............  $10.72     $ 9.77     $ 6.98    $ 9.61
Number of units
 outstanding (in 000s)
 (end of period)......   1,819        489        203        96

                                            MAINSTAY VP
                                           TOTAL RETURN--
                                           INITIAL CLASS
                        ----------------------------------------------------
                          2003       2002       2001       2000       1999
                        --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.44     $21.17     $24.02     $25.44     $22.03
Accumulation Unit
 value (end of
 period)..............   $20.60     $17.44     $21.17     $24.02     $25.44
Number of units
 outstanding (in 000s)
 (end of period)......    5,524      6,305      7,727      8,998      9,703
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.44     $21.17     $24.02     $25.44     $22.03
Accumulation Unit
 value (end of
 period)..............   $20.60     $17.44     $21.17     $24.02     $25.44
Number of units
 outstanding (in 000s)
 (end of period)......    5,915      6,454      7,442      8,146      8,546

                                                 MAINSTAY VP
                                                TOTAL RETURN--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          1998       1997       1996       1995       1994     1993(A)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.55     $15.10     $13.65     $10.77     $11.37    $10.00
Accumulation Unit
 value (end of
 period)..............   $22.03     $17.55     $15.10     $13.65     $10.77    $11.37
Number of units
 outstanding (in 000s)
 (end of period)......    9,895      9,720      9,369      7,579      6,584     3,067
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.55     $15.10     $13.65     $10.77     $11.37    $10.00
Accumulation Unit
 value (end of
 period)..............   $22.03     $17.55     $15.10     $13.65     $10.77    $11.37
Number of units
 outstanding (in 000s)
 (end of period)......    8,406      7,911      7,185      5,450      4,441     1,805



                                       MAINSTAY VP
                                         VALUE--
                                      INITIAL CLASS
                        -----------------------------------------
                          2003       2002       2001       2000
                        --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $14.84     $19.04     $19.21     $17.24
Accumulation Unit
 value (end of
 period)..............   $18.65     $14.84     $19.04     $19.21
Number of units
 outstanding (in 000s)
 (end of period)......    2,796      3,086      3,557      3,643
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.88     $19.09     $19.27     $17.29
Accumulation Unit
 value (end of
 period)..............   $18.71     $14.88     $19.09     $19.27
Number of units
 outstanding (in 000s)
 (end of period)......    3,007      3,149      3,430      3,324


                                            MAINSTAY VP
                                              VALUE--
                                           INITIAL CLASS
                        ---------------------------------------------------
                          1999       1998       1997       1996     1995(C)
                        --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.05     $16.96     $13.98     $11.50    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.24     $16.05     $16.96     $13.98    $11.50
Number of units
 outstanding (in 000s)
 (end of period)......    4,158      4,718      4,277      2,522       658
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.10     $17.01     $14.02     $11.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.29     $16.10     $17.01     $14.02    $11.53
Number of units
 outstanding (in 000s)
 (end of period)......    3,758      3,949      3,186      1,754       435

                                                 MAINSTAY VP
                                               AMERICAN CENTURY
                                              INCOME & GROWTH--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          2003       2002       2001       2000       1999     1998(E)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      464        463        540        604        562       302
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      520        494        531        540        491       194

                                                 MAINSTAY VP
                                                DREYFUS LARGE
                                               COMPANY VALUE--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          2003       2002       2001       2000       1999     1998(E)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.30     $10.90     $11.57     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.49     $ 8.30     $10.90     $11.57     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......      253        250        296        249        216       125
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.41     $11.05     $11.72     $11.14     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.63     $ 8.41     $11.05     $11.72     $11.14    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......      343        320        317        268        216        91

                                                 MAINSTAY VP
                                            EAGLE ASSET MANAGEMENT
                                               GROWTH EQUITY--
                                                INITIAL CLASS
                        --------------------------------------------------------------
                          2003       2002       2001       2000       1999     1998(E)
                        --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.05     $14.18     $17.22     $19.38     $11.86    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.71     $10.05     $14.18     $17.22     $19.38    $11.86
Number of units
 outstanding (in 000s)
 (end of period)......      668        713        921      1,810        317        64
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.14     $14.31     $17.37     $19.55     $11.97    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.82     $10.14     $14.31     $17.37     $19.55    $11.97
Number of units
 outstanding (in 000s)
 (end of period)......      811        815        983      1,211        337       101


------------
*    The policies were first offered in January 29, 1993.
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.
(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

                                        MAINSTAY VP LORD ABBETT
                                               DEVELOPING
                                                GROWTH--
                                             INITIAL CLASS
                     --------------------------------------------------------------
                       2003       2002       2001       2000       1999     1998(E)
                     --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 6.72     $ 9.58     $10.47     $13.11     $10.05    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 9.18     $ 6.72     $ 9.58     $10.47     $13.11    $10.05
Number of units
 outstanding (in
 000s) (end of
 period)...........      248        171        222        266        198        87

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 6.73     $ 9.60     $10.50     $13.14     $10.07    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 9.20     $ 6.73     $ 9.60     $10.50     $13.14    $10.07
Number of units
 outstanding (in
 000s) (end of
 period)...........      302        225        247        303        178        59

                                                        ALGER AMERICAN
                                                            SMALL
                                                       CAPITALIZATION--
                                                        CLASS O SHARES
                     ------------------------------------------------------------------------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)
                     --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.68     $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52    $ 9.56
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,127      1,254      1,417      1,648      1,154        999        722       129
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.68     $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51    $ 9.56
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,237      1,245      1,352      1,451        926        787        551        55


                                           CALVERT
                                            SOCIAL
                                           BALANCED
                     ----------------------------------------------------
                       2003       2002       2001       2000       1999
                     --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $14.78     $17.04     $18.55     $19.40     $17.51
Accumulation Unit
 value (end of
 period)...........   $17.40     $14.78     $17.04     $18.55     $19.40
Number of units
 outstanding (in
 000s) (end of
 period)...........      195        179        205        226        230
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $14.79     $17.06     $18.57     $19.42     $17.53
Accumulation Unit
 value (end of
 period)...........   $17.22     $14.79     $17.06     $18.57     $19.42
Number of units
 outstanding (in
 000s) (end of
 period)...........      303        306        317        308        296

                                                                         DREYFUS IP
                                     CALVERT                             TECHNOLOGY
                                      SOCIAL                              GROWTH--
                                     BALANCED                           INITIAL CLASS
                     ----------------------------------------   -----------------------------
                       1998       1997       1996     1995(C)     2003       2002     2001(F)
                     --------   --------   --------   -------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $15.26     $12.87     $11.58    $10.00     $ 6.01     $10.05    $10.00
Accumulation Unit
 value (end of
 period)...........   $17.51     $15.26     $12.87    $11.58     $ 8.95     $ 6.01    $10.05
Number of units
 outstanding (in
 000s) (end of
 period)...........      201        154         69        24        216         99        26
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $15.28     $12.89     $11.59    $10.00     $ 5.83     $ 9.75    $10.00
Accumulation Unit
 value (end of
 period)...........   $17.53     $15.28     $12.89    $11.59     $ 8.69     $ 5.83    $ 9.75
Number of units
 outstanding (in
 000s) (end of
 period)...........      223        138         61        12        297        151        66

                                                         FIDELITY(R)
                                                             VIP
                                                       CONTRAFUND(R)--
                                                        INITIAL CLASS
                     ------------------------------------------------------------------------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)
                     --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $14.58     $16.29     $18.81     $20.41     $16.64     $12.97     $10.58    $10.00
Accumulation Unit
 value (end of
 period)...........   $18.49     $14.58     $16.29     $18.81     $20.41     $16.64     $12.97    $10.58
Number of units
 outstanding (in
 000s) (end of
 period)...........    2,584      2,741      3,054      3,332      3,195      2,796      1,844       240
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $14.30     $15.98     $18.45     $20.02     $16.32     $12.72     $10.38    $10.00
Accumulation Unit
 value (end of
 period)...........   $18.13     $14.30     $15.98     $18.45     $20.02     $16.32     $12.72    $10.38
Number of units
 outstanding (in
 000s) (end of
 period)...........    3,592      3,685      3,891      4,048      3,657      2,785      1,542        91



                                                       FIDELITY(R) VIP                                         FIDELITY VIP
                                                       EQUITY-INCOME--                                          MID CAP--
                                                        INITIAL CLASS                                       SERVICE CLASS 2(G)
                     ------------------------------------------------------------------------------------   ------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)          2003
                     --------   --------   --------   --------   --------   --------   --------   -------   ------------------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $12.70     $15.49     $16.52     $15.43     $14.70     $13.34     $10.55    $10.00          $10.00
Accumulation Unit
 value (end of
 period)...........   $16.34     $12.70     $15.49     $16.52     $15.43     $14.70     $13.34    $10.55          $11.24
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,556      1,708      1,938      2,060      2,033      1,895      1,138        77              38

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $12.61     $15.38     $16.39     $15.32     $14.59     $13.25     $10.47    $10.00          $10.00
Accumulation Unit
 value (end of
 period)...........   $16.22     $12.61     $15.38     $16.39     $15.32     $14.59     $13.25    $10.47          $11.43
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,716      1,721      1,831      1,813      1,847      1,653        788        51              30

                                                         JANUS ASPEN
                                                            SERIES
                                                          BALANCED--
                                                     INSTITUTIONAL SHARES
                     ------------------------------------------------------------------------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)
                     --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $16.99     $18.39     $19.55     $20.26     $16.19     $12.22     $10.14    $10.00
Accumulation Unit
 value (end of
 period)...........   $19.12     $16.99     $18.39     $19.55     $20.26     $16.19     $12.22    $10.14
Number of units
 outstanding (in
 000s) (end of
 period)...........    2,834      3,367      3,828      4,183      3,300      1,813        802        94
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $17.03     $18.44     $19.60     $20.32     $16.24     $12.25     $10.16    $10.00
Accumulation Unit
 value (end of
 period)...........   $19.17     $17.03     $18.44     $19.60     $20.32     $16.24     $12.25    $10.16
Number of units
 outstanding (in
 000s) (end of
 period)...........    4,035      4,269      4,437      4,357      3,387      1,641        600        39

                                                         JANUS ASPEN
                                                            SERIES
                                                      WORLDWIDE GROWTH--
                                                     INSTITUTIONAL SHARES
                     ------------------------------------------------------------------------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)
                     --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $12.10     $16.45     $21.49     $25.81     $15.90     $12.50     $10.36    $10.00
Accumulation Unit
 value (end of
 period)...........   $14.80     $12.10     $16.45     $21.49     $25.81     $15.90     $12.50    $10.36
Number of units
 outstanding (in
 000s) (end of
 period)...........    3,265      3,867      4,559      5,233      4,073      3,491      2,632       256
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $12.12     $16.48     $21.53     $25.86     $15.93     $12.52     $10.38    $10.00
Accumulation Unit
 value (end of
 period)...........   $14.83     $12.12     $16.48     $21.53     $25.86     $15.93     $12.52    $10.38
Number of units
 outstanding (in
 000s) (end of
 period)...........    3,957      4,424      4,992      5,465      4,171      3,276      2,159       100

                                            MFS(R) INVESTORS
                                                 TRUST
                                                SERIES--
                                             INITIAL CLASS
                     --------------------------------------------------------------
                       2003       2002       2001       2000       1999     1998(E)
                     --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 7.01     $ 8.99     $10.83     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.45     $ 7.01     $ 8.99     $10.83     $10.99    $10.44
Number of units
 outstanding (in
 000s) (end of
 period)...........      175        193        240        252        217       107
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 7.21     $ 9.24     $11.13     $11.30     $10.73    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.69     $ 7.21     $ 9.24     $11.13     $11.30    $10.73
Number of units
 outstanding (in
 000s) (end of
 period)...........      219        229        239        240        212        74


                                                 MFS(R)
                                                RESEARCH
                                                SERIES--
                                             INITIAL CLASS
                     --------------------------------------------------------------
                       2003       2002       2001       2000       1999     1998(E)
                     --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 7.22     $ 9.69     $12.47     $13.27     $10.84    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.89     $ 7.22     $ 9.69     $12.47     $13.27    $10.84
Number of units
 outstanding (in
 000s) (end of
 period)...........      212        240        317        320        164        82

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 7.13     $ 9.57     $12.31     $13.10     $10.70    $10.00
Accumulation Unit
 value (end of
 period)...........   $ 8.77     $ 7.13     $ 9.57     $12.31     $13.10    $10.70
Number of units
 outstanding (in
 000s) (end of
 period)...........      289        306        349        316        166        70


                                               T. ROWE PRICE
                                         EQUITY INCOME PORTFOLIO I
                     -----------------------------------------------------------------
                       2003       2002       2001       2000       1999      1998(E)
                     --------   --------   --------   --------   --------   ----------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 9.94     $11.59     $11.58     $10.37     $10.13    $   10.00
Accumulation Unit
 value (end of
 period)...........   $12.32     $ 9.94     $11.59     $11.58     $10.37    $   10.13
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,007        982        950        590        394          192
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $10.02     $11.68     $11.67     $10.45     $10.21    $   10.00
Accumulation Unit
 value (end of
 period)...........   $12.41     $10.02     $11.68     $11.67     $10.45    $   10.21
Number of units
 outstanding (in
 000s) (end of
 period)...........    1,041        853        815        480        387          168


                                                  VAN ECK
                                                 WORLDWIDE
                                                HARD ASSETS
                     -----------------------------------------------------------------
                       2003       2002       2001       2000       1999      1998(E)
                     --------   --------   --------   --------   --------   ----------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 8.59     $ 8.95     $10.13     $ 9.21     $ 7.71    $   10.00
Accumulation Unit
 value (end of
 period)...........   $12.30     $ 8.59     $ 8.95     $10.13     $ 9.21    $    7.71
Number of units
 outstanding (in
 000s) (end of
 period)...........      105        113         50         50         58           32
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 8.72     $ 9.09     $10.29     $ 9.36     $ 7.83    $   10.00
Accumulation Unit
 value (end of
 period)...........   $12.49     $ 8.72     $ 9.09     $10.29     $ 9.36    $    7.83
Number of units
 outstanding (in
 000s) (end of
 period)...........      124        132         52         45         38            7

                                                          VAN KAMPEN
                                                         UIF EMERGING
                                                       MARKETS EQUITY--
                                                           CLASS I
                     ------------------------------------------------------------------------------------
                       2003       2002       2001       2000       1999       1998       1997     1996(D)
                     --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning
 of period)........   $ 7.08     $ 7.87     $ 8.53     $14.21     $ 7.36     $ 9.83     $ 9.93    $10.00
Accumulation Unit
 value (end of
 period)...........   $10.45     $ 7.08     $ 7.87     $ 8.53     $14.21     $ 7.36     $ 9.83    $ 9.93
Number of units
 outstanding (in
 000s) (end of
 period)...........      564        558        611        699        578        515        452        78
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning
 of period)........   $ 7.13     $ 7.93     $ 8.59     $14.32     $ 7.41     $ 9.90     $10.00    $10.00
Accumulation Unit
 value (end of
 period)...........   $10.53     $ 7.13     $ 7.93     $ 8.59     $14.32     $ 7.41     $ 9.90    $10.00
Number of units
 outstanding (in
 000s) (end of
 period)...........      642        676        694        732        510        420        391        26


------------

*   The policies were first offered on January 29, 1993.
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(e) For the period June 1, 1998 (commencement of operations) through December 31, 1998.
(f) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(g) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

                              SEPARATE ACCOUNT-III
                        CONDENSED FINANCIAL INFORMATION



     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below, are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1997 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1* except where indicated.



                         MAINSTAY VP
                           BOND--                                         MAINSTAY VP
                        SERVICE CLASS                                 BOND--INITIAL CLASS
                        -------------   -------------------------------------------------------------------------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        -------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57   $10.00
Accumulation Unit
 value
 (end of period)......     $ 9.91       $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57
Number of units
 outstanding (in 000s)
 (end of period)......        296       12,616   14,282   11,339    6,588    6,871    4,993    1,981    1,193      173

                         MAINSTAY VP
                           CAPITAL
                        APPRECIATION--                                     MAINSTAY VP
                        SERVICE CLASS                          CAPITAL APPRECIATION--INITIAL CLASS
                        --------------   -------------------------------------------------------------------------------
                           2003(E)        2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        --------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............      $10.00       $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89   $10.00
Accumulation Unit
 value
 (end of period)......      $11.15       $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89
Number of units
 outstanding (in 000s)
 (end of period)......         248       23,240   25,441   29,099   29,793   23,024   15,940   11,001    6,949      951


                                                                                                                 MAINSTAY VP
                                                                                                                   COMMON
                                                             MAINSTAY VP                                           STOCK--
                                                           CASH MANAGEMENT                                      SERVICE CLASS
                        -------------------------------------------------------------------------------------   -------------
                         2003      2002      2001      2000      1999      1998      1997     1996    1995(A)      2003(E)
                        -------   -------   -------   -------   -------   -------   ------   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............  $  1.27     $1.27     $1.24     $1.18     $1.14     $1.10    $1.06    $1.03    $1.00       $10.00
Accumulation Unit
 value
 (end of period)......  $  1.26     $1.27     $1.27     $1.24     $1.18     $1.14    $1.10    $1.06    $1.03       $11.40
Number of units
 outstanding (in 000s)
 (end of period)......  130,435   208,084   205,310   133,091   248,786   105,842   43,157   32,709   13,190          162


                                                          MAINSTAY VP
                                                  COMMON STOCK--INITIAL CLASS
                        -------------------------------------------------------------------------------
                         2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $16.31   $21.84   $26.71   $28.02   $21.87   $17.52   $14.01   $11.42   $10.00
Accumulation Unit
 value
 (end of period)......  $20.33   $16.31   $21.84   $26.71   $28.02   $21.87   $17.52   $14.01   $11.42
Number of units
 outstanding (in 000s)
 (end of period)......  13,689   14,959   16,447   15,714   11,321    8,239    4,979    2,276      241


                         MAINSTAY VP                                                                              MAINSTAY VP
                        CONVERTIBLE--                                MAINSTAY VP                                 GOVERNMENT--
                        SERVICE CLASS                         CONVERTIBLE--INITIAL CLASS                         SERVICE CLASS
                        -------------   ----------------------------------------------------------------------   -------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997    1996(B)      2003(E)
                        -------------   ------   ------   ------   ------   ------   ------   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35   $10.00       $10.00
Accumulation Unit
 value
 (end of period)......     $10.99       $16.81   $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35       $ 9.75
Number of units
 outstanding (in 000s)
 (end of period)......        347       10,078    9,467    9,385    7,873    3,826    3,139    2,205    1,250          272


                                                          MAINSTAY VP
                                                   GOVERNMENT--INITIAL CLASS
                        -------------------------------------------------------------------------------
                         2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $15.10   $13.94   $13.26   $11.98   $12.37   $11.51   $10.66   $10.57   $10.00
Accumulation Unit
 value
 (end of period)......  $15.17   $15.10   $13.94   $13.26   $11.98   $12.37   $11.51   $10.66   $10.57
Number of units
 outstanding (in 000s)
 (end of period)......  11,183   15,260    8,293    4,508    5,008    3,208    1,103      855      178


------------
 *  The policies were first offered May 1, 1995.
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                              SEPARATE ACCOUNT-III
                  CONDENSED FINANCIAL INFORMATION--(CONTINUED)


                         MAINSTAY VP
                         HIGH YIELD
                          CORPORATE
                           BOND--                                         MAINSTAY VP
                        SERVICE CLASS                      HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        -------------   -------------------------------------------------------------------------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        -------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $15.19   $15.09   $14.59   $15.72   $14.12   $13.95   $12.52   $10.83   $10.00
Accumulation Unit
 value
 (end of period)......     $11.41       $20.42   $15.19   $15.09   $14.59   $15.72   $14.12   $13.95   $12.52   $10.83
Number of units
 outstanding (in 000s)
 (end of period)......        920       30,240   27,478   28,228   25,693   25,509   21,960   14,577    6,539      648


                         MAINSTAY VP
                        INTERNATIONAL
                          EQUITY--                                        MAINSTAY VP
                        SERVICE CLASS                         INTERNATIONAL EQUITY--INITIAL CLASS
                        -------------   -------------------------------------------------------------------------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        -------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $12.19   $12.94   $15.26   $18.88   $14.95   $12.32   $11.88   $10.90   $10.00
Accumulation Unit
 value
 (end of period)......     $11.74       $15.63   $12.19   $12.94   $15.26   $18.88   $14.95   $12.32   $11.88   $10.90
Number of units
 outstanding (in 000s)
 (end of period)......        114        2,229    1,933    1,537    1,556    1,204    1,012      932      692       67


                         MAINSTAY VP                                MAINSTAY VP                                MAINSTAY VP
                           MID CAP            MAINSTAY VP             MID CAP            MAINSTAY VP             MID CAP
                           CORE--            MID CAP CORE--          GROWTH--          MID CAP GROWTH--          VALUE--
                        SERVICE CLASS        INITIAL CLASS         SERVICE CLASS        INITIAL CLASS         SERVICE CLASS
                        -------------   ------------------------   -------------   ------------------------   -------------
                           2003(E)       2003    2002    2001(D)      2003(E)      2003     2002    2001(D)      2003(E)
                        -------------   ------   -----   -------   -------------   -----   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $ 8.03   $9.35   $10.00       $10.00       $6.40   $ 9.09   $10.00       $10.00
Accumulation Unit
 value
 (end of period)......     $11.80       $10.73   $8.03   $ 9.35       $12.07       $9.14   $ 6.40   $ 9.09       $11.60
Number of units
 outstanding (in 000s)
 (end of period)......        125        2,245   1,872      734          197       3,998    1,768      855          207


                              MAINSTAY VP
                            MID CAP VALUE--
                             INITIAL CLASS
                        ------------------------
                         2003    2002    2001(C)
                        ------   -----   -------
Accumulation Unit
 value (beginning of
 period)..............  $ 8.28   $9.83   $10.00
Accumulation Unit
 value
 (end of period)......  $10.53   $8.28   $ 9.83
Number of units
 outstanding (in 000s)
 (end of period)......   6,201   5,378    1,781


                         MAINSTAY VP
                           S&P 500
                           INDEX--                                        MAINSTAY VP
                        SERVICE CLASS                            S&P 500 INDEX--INITIAL CLASS
                        -------------   -------------------------------------------------------------------------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        -------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58   $10.00
Accumulation Unit
 value
 (end of period)......     $11.26       $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Number of units
 outstanding (in 000s)
 (end of period)......        606       25,814   27,274   30,265   30,595   24,805   17,575    9,982    4,327      358

                         MAINSTAY VP
                          SMALL CAP
                          GROWTH--                MAINSTAY VP
                        SERVICE CLASS   SMALL CAP GROWTH--INITIAL CLASS
                        -------------   --------------------------------
                           2003(E)        2003       2002      2001(D)
                        -------------   --------   --------   ----------
Accumulation Unit
 value (beginning of
 period)..............     $10.00        $6.88      $9.48       $10.00
Accumulation Unit
 value
 (end of period)......     $12.24        $9.61      $6.88       $ 9.48
Number of units
 outstanding (in 000s)
 (end of period)......        192        4,177      2,600        1,286


                         MAINSTAY VP
                        TOTAL RETURN--                                     MAINSTAY VP
                        SERVICE CLASS                              TOTAL RETURN--INITIAL CLASS
                        --------------   -------------------------------------------------------------------------------
                           2003(E)        2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        --------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............      $10.00       $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36   $10.00
Accumulation Unit
 value
 (end of period)......      $10.73       $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36
Number of units
 outstanding (in 000s)
 (end of period)......         171       13,754   14,813   16,939   17,027   14,509   11,136    7,629    5,154      665

                         MAINSTAY VP
                           VALUE--                                        MAINSTAY VP
                        SERVICE CLASS                                VALUE--INITIAL CLASS
                        -------------   -------------------------------------------------------------------------------
                           2003(E)       2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        -------------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $14.51   $18.64   $18.82   $16.91   $15.76   $16.67   $13.76   $11.32   $10.00
Accumulation Unit
 value
 (end of period)......     $11.55       $18.22   $14.51   $18.64   $18.82   $16.91   $15.76   $16.67   $13.76   $11.32
Number of units
 outstanding (in 000s)
 (end of period)......        223       11,104   11,706   11,482    8,963    9,782   10,004    7,236    3,377      432


------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                                                                                                   MAINSTAY VP
                          MAINSTAY VP                                                                DREYFUS
                        AMERICAN CENTURY                                                              LARGE
                            INCOME &                                                                 COMPANY
                            GROWTH--                           MAINSTAY VP                           VALUE--
                         SERVICE CLASS       AMERICAN CENTURY INCOME & GROWTH--INITIAL CLASS      SERVICE CLASS
                        ----------------   ----------------------------------------------------   -------------
                            2003(E)         2003     2002     2001     2000     1999    1998(C)      2003(E)
                        ----------------   ------   ------   ------   ------   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............       $10.00        $ 7.94   $10.00   $11.08   $12.59   $10.86   $10.00       $10.00
Accumulation Unit
 value
 (end of period)......       $11.07        $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86       $11.32
Number of units
 outstanding (in 000s)
 (end of period)......           45         4,374    5,461    5,593    5,454    3,997    2,263           73

                                                                                MAINSTAY VP
                                                                                EAGLE ASSET
                                                                                MANAGEMENT
                                                                                  GROWTH
                                            MAINSTAY VP                          EQUITY--
                             DREYFUS LARGE COMPANY VALUE--INITIAL CLASS        SERVICE CLASS
                        ----------------------------------------------------   -------------
                         2003     2002     2001     2000     1999    1998(C)      2003(E)
                        ------   ------   ------   ------   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............  $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00       $10.00
Accumulation Unit
 value
 (end of period)......  $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19       $11.11
Number of units
 outstanding (in 000s)
 (end of period)......   3,407    4,314    4,211    3,356    2,397    1,629           74


                                            MAINSTAY VP
                        EAGLE ASSET MANAGEMENT GROWTH EQUITY--INITIAL CLASS
                        ----------------------------------------------------
                         2003     2002     2001     2000     1999    1998(C)
                        ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $ 9.85   $13.92   $16.92   $19.06   $11.68   $10.00
Accumulation Unit
 value
 (end of period)......  $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68
Number of units
 outstanding (in 000s)
 (end of period)......   7,818    8,375    9,537    9,323    2,730    1,408


                         MAINSTAY VP                                                             ALGER
                         LORD ABBETT                                                            AMERICAN
                         DEVELOPING                                                              SMALL
                          GROWTH--                         MAINSTAY VP                      CAPITALIZATION--
                        SERVICE CLASS     LORD ABBETT DEVELOPING GROWTH--INITIAL CLASS       CLASS S SHARES
                        -------------   -------------------------------------------------   ----------------
                           2003(E)      2003    2002    2001     2000     1999    1998(C)       2003(E)
                        -------------   -----   -----   -----   ------   ------   -------   ----------------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $6.07   $8.67   $9.49   $11.89   $ 9.12   $10.00         $10.00
Accumulation Unit
 value
 (end of period)......     $11.63       $8.30   $6.07   $8.67   $ 9.49   $11.89   $ 9.12         $12.16
Number of units
 outstanding (in 000s)
 (end of period)......         55       3,094   2,893   2,959    3,141    2,276    1,573             55


                                                    ALGER AMERICAN
                                         SMALL CAPITALIZATION--CLASS O SHARES
                        ----------------------------------------------------------------------
                         2003     2002     2001     2000     1999     1998     1997    1996(A)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit
 value
 (end of period)......  $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of units
 outstanding (in 000s)
 (end of period)......   6,994    7,192    7,864    7,657    3,063    1,904    1,060      125



                                              CALVERT
                                          SOCIAL BALANCED
                        ---------------------------------------------------
                         2003     2002     2001     2000     1999     1998
                        ------   ------   ------   ------   ------   ------
Accumulation Unit
 value (beginning of
 period)..............  $14.22   $16.41   $17.89   $18.72   $16.92   $14.76
Accumulation Unit
 value
 (end of period)......  $16.73   $14.22   $16.41   $17.89   $18.72   $16.92
Number of units
 outstanding (in 000s)
 (end of period)......   1,655    1,627    1,668    1,484      987      594

                                                      DREYFUS IP
                                                      TECHNOLOGY           DREYFUS IP
                                 CALVERT               GROWTH--        TECHNOLOGY GROWTH--
                             SOCIAL BALANCED        SERVICE SHARES       INITIAL SHARES
                        -------------------------   --------------   -----------------------
                         1997     1996    1995(A)      2003(E)       2003    2002    2001(D)
                        ------   ------   -------   --------------   -----   -----   -------
Accumulation Unit
 value (beginning of
 period)..............  $12.46   $11.22   $10.00        $10.00       $5.88   $9.84   $10.00
Accumulation Unit
 value
 (end of period)......  $14.76   $12.46   $11.22        $11.77       $8.75   $5.88   $ 9.84
Number of units
 outstanding (in 000s)
 (end of period)......     282      123       17           104       2,027     815      325



                         FIDELITY(R) VIP
                         CONTRAFUND(R)--              FIDELITY(R) VIP
                         SERVICE CLASS 2       CONTRAFUND(R)--INITIAL CLASS
                        ------------------   ---------------------------------
                             2003(E)          2003     2002     2001     2000
                        ------------------   ------   ------   ------   ------
Accumulation Unit
 value (beginning of
 period)..............        $10.00         $14.56   $16.28   $18.82   $20.44
Accumulation Unit
 value
 (end of period)......        $11.69         $18.44   $14.56   $16.28   $18.82
Number of units
 outstanding (in 000s)
 (end of period)......           318         15,836   16,358   17,160   16,983

                                                             FIDELITY(R) VIP
                                                                 EQUITY-
                                 FIDELITY(R) VIP                INCOME--       FIDELITY(R) VIP
                           CONTRAFUND(R)--INITIAL CLASS      SERVICE CLASS 2   EQUITY-INCOME--INITIAL CLASS
                        ----------------------------------   ---------------   ---------------
                         1999     1998     1997    1996(B)       2003(E)        2003     2002
                        ------   ------   ------   -------   ---------------   ------   ------
Accumulation Unit
 value (beginning of
 period)..............  $16.68   $13.01   $10.63   $10.00        $10.00        $12.50   $15.26
Accumulation Unit
 value
 (end of period)......  $20.44   $16.68   $13.01   $10.63        $11.53        $16.07   $12.50
Number of units
 outstanding (in 000s)
 (end of period)......  12,004    7,022    3,079      241           251        11,179   11,548


                                        FIDELITY(R) VIP
                                  EQUITY-INCOME--INITIAL CLASS
                        ----------------------------------------------------
                         2001     2000     1999     1998     1997    1996(B)
                        ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $16.29   $15.23   $14.53   $13.20   $10.45   $10.00
Accumulation Unit
 value
 (end of period)......  $15.26   $16.29   $15.23   $14.53   $13.20   $10.45
Number of units
 outstanding (in 000s)
 (end of period)......  11,501    9,762    8,139    5,850    2,267      149



------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.
(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                               JANUS ASPEN
                        FIDELITY(R) VIP MID       SERIES
                               CAP--            BALANCED--                    JANUS ASPEN
                           SERVICE CLASS      SERVICE SHARES     SERIES BALANCED--INSTITUTIONAL SHARES
                        -------------------   --------------   ------------------------------------------
                              2003(F)            2003(E)        2003     2002     2001     2000     1999
                        -------------------   --------------   ------   ------   ------   ------   ------
Accumulation Unit
 value (beginning of
 period)..............        $10.00              $10.00       $17.05   $18.48   $19.66   $20.40   $16.32
Accumulation Unit
 value
 (end of period)......        $11.27              $10.52       $19.17   $17.05   $18.48   $19.66   $20.40
Number of units
 outstanding (in 000s)
 (end of period)......           199                 410       28,250   31,372   32,862   30,425   16,575

                                                                   JANUS ASPEN
                                                                      SERIES
                                                                    WORLDWIDE
                                      JANUS ASPEN                    GROWTH--
                         SERIES BALANCED--INSTITUTIONAL SHARES    SERVICE SHARES
                        ---------------------------------------   --------------
                         1998            1997           1996(B)      2003(E)
                        ------          ------          -------   --------------
Accumulation Unit
 value (beginning of
 period)..............  $12.32          $10.24          $10.00        $10.00
Accumulation Unit
 value
 (end of period)......  $16.32          $12.32          $10.24        $11.53
Number of units
 outstanding (in 000s)
 (end of period)......   6,418           2,043             125           121


                                                     JANUS ASPEN
                                    SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------
                         2003     2002     2001     2000     1999     1998     1997    1996(B)
                        ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit
 value
 (end of period)......  $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of units
 outstanding (in 000s)
 (end of period)......  18,103   20,859   23,563   23,672   12,816    7,855    4,392      269


                           MFS(R)
                          INVESTORS                                                             MFS(R)
                            TRUST                                                              RESEARCH
                          SERIES--                            MFS(R)                           SERIES--
                        SERVICE CLASS         INVESTORS TRUST SERIES--INITIAL CLASS          SERVICE CLASS
                        -------------   --------------------------------------------------   -------------
                           2003(E)      2003    2002     2001     2000     1999    1998(C)      2003(E)
                        -------------   -----   -----   ------   ------   ------   -------   -------------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $7.07   $9.07   $10.95   $11.12   $10.57   $10.00       $10.00
Accumulation Unit
 value
 (end of period)......     $10.86       $8.52   $7.07   $ 9.07   $10.95   $11.12   $10.57       $11.02
Number of units
 outstanding (in 000s)
 (end of period)......         12       2,885   3,138    3,303    2,695    1,685      435           35

                                                                                             NEUBERGER
                                                                                MFS(R)       BERMAN AMT
                                                                               UTILITIES       MIDCAP
                                              MFS(R)                           SERIES--       GROWTH--
                                  RESEARCH SERIES--INITIAL CLASS             SERVICE CLASS    CLASS S
                        --------------------------------------------------   -------------   ----------
                        2003    2002     2001     2000     1999    1998(C)       2003           2003
                        -----   -----   ------   ------   ------   -------   -------------   ----------
Accumulation Unit
 value (beginning of
 period)..............  $7.19   $9.66   $12.44   $13.25   $10.83   $10.00       $10.00         $10.00
Accumulation Unit
 value
 (end of period)......  $8.84   $7.19   $ 9.66   $12.44   $13.25   $10.83       $10.83         $10.91
Number of units
 outstanding (in 000s)
 (end of period)......  3,779   4,107    4,857    4,054      999      252            0              1



                        T. ROWE PRICE
                           EQUITY
                           INCOME                          T. ROWE PRICE                               VAN ECK
                        PORTFOLIO--II                 EQUITY INCOME PORTFOLIO                   WORLDWIDE HARD ASSETS
                        -------------   ----------------------------------------------------   -----------------------
                           2003(E)       2003     2002     2001     2000     1999    1998(C)    2003    2002     2001
                        -------------   ------   ------   ------   ------   ------   -------   ------   -----   ------
Accumulation Unit
 value (beginning of
 period)..............     $10.00       $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00    $ 8.89   $9.28   $10.51
Accumulation Unit
 value
 (end of period)......     $11.20       $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13    $12.72   $8.89   $ 9.28
Number of units
 outstanding (in 000s)
 (end of period)......        224        9,625    9,056    7,398    3,679    2,387      995       805     714      378

                                                     VAN KAMPEN
                                                    UIF EMERGING
                                                      MARKETS
                                VAN ECK               EQUITY--
                         WORLDWIDE HARD ASSETS        CLASS II
                        ------------------------   --------------
                         2000    1999    1998(C)      2003(E)
                        ------   -----   -------   --------------
Accumulation Unit
 value (beginning of
 period)..............  $ 9.57   $8.02   $10.00        $10.00
Accumulation Unit
 value
 (end of period)......  $10.51   $9.57   $ 8.02        $13.71
Number of units
 outstanding (in 000s)
 (end of period)......     469     216       53            31


                                                    VAN KAMPEN
                                       UIF EMERGING MARKETS EQUITY--CLASS I
                        -------------------------------------------------------------------
                         2003    2002    2001     2000     1999    1998     1997    1996(B)
                        ------   -----   -----   ------   ------   -----   ------   -------
Accumulation Unit
 value (beginning of
 period)..............  $ 7.09   $7.89   $8.55   $14.27   $ 7.40   $9.89   $10.00   $10.00
Accumulation Unit
 value
 (end of period)......  $10.46   $7.09   $7.89   $ 8.55   $14.27   $7.40   $ 9.89   $10.00
Number of units
 outstanding (in 000s)
 (end of period)......   3,161   3,213   3,172    3,358    1,659     841      827       80


------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(f) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $52.1 billion at the end of 2003. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.


     Separate Accounts-I and II currently have 35 Investment Divisions which are available under the policy; Separate Account-III currently has 69 Investment Divisions, 35 of which are available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. The amounts we receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund.

Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond;
                                    Management LLC                      MainStay VP Capital Appreciation;
                                                                        MainStay VP Cash Management;
                                                                        MainStay VP Common Stock;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity;
                                                                        MainStay VP Mid Cap Core;
                                                                        MainStay VP Mid Cap Growth;
                                                                        MainStay VP Mid Cap Value;
                                                                        MainStay VP S&P 500 Index;
                                                                        MainStay VP Small Cap Growth;
                                                                        MainStay VP Total Return;
                                                                        MainStay VP Value;
                                                                        MainStay VP American Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth
                                                                          Equity;
                                                                        MainStay VP Lord Abbett Developing Growth;
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity(R) VIP Contrafund(R);
Products Fund                       Company                             Fidelity(R) VIP Equity-Income;
                                                                        Fidelity(R) VIP Mid Cap
Janus Aspen Series                  Janus Capital Management            Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(sm)                                                               MFS(R) Research Series;
                                                                        MFS(R) Utilities Series
Neuberger Berman Advisors           Neuberger Berman Management Inc.    Neuberger Berman AMT MidCap Growth
Management Trust
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
The Universal Institutional Funds,  Van Kampen                          Van Kampen UIF Emerging Markets Equity
Inc.
Victory Variable Insurance Funds    Victory Capital Management, Inc.    Victory VIF Diversified Stock



Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine in our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life LifeStages(R) Flexible Premium Variable Annuity policy described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each LifeStages(R) variable annuity we offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.


     Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information on these and other policy features.


----------------------------------------------------------------------------------------------------------------------------
                        LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) ELITE   LIFESTAGES(R) ESSENTIALS     LIFESTAGES(R) PREMIUM
                       PREMIUM VARIABLE ANNUITY  VARIABLE ANNUITY(1)     VARIABLE ANNUITY(1)     PLUS II VARIABLE ANNUITY(1)
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge       9 Years (7%, 7%, 7%, 6%,  8 Years (8%, 8%, 8%,  7 Years (7%, 7%, 7%, 6%,  8 Years (8%, 8%, 8%, 7%,
Period                    5%, 4%, 3%, 2%,          7%, 6%, 5%, 4%,     6%, 5%, 4% -- based on    6%, 5%, 4%, 3% -- based on
                       1% -- based on policy     3% -- based on each    each premium payment     each premium payment date)*
                               date)               premium payment             date)
                                                        date)*
----------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan               No                  Yes (6 month       Yes (6, 12, 18 month      Yes (6 month account)
                                                       account)              accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                      Yes                    Yes                        Yes
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                   No                       No                     No                        Yes
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                      Yes                    Yes                        Yes
                              One-Year                 One-Year              - One-Year                  One-Year
                                                                            - Three-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    3 year reset to age 85          Optional        Annual reset to age 80     Annual reset to age 80
Guarantee                                        Annual reset to age
                                                          80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A              Ages 65 or                     N/A                        N/A
Reset Charge                                     younger:      0.30%
                                                 Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.40%                     1.70%                 1.45%                     1.75%
Risk and               Based on assets of the    Based on Adjusted     Based on assets of the    Based on assets of the
Administration Costs   Separate Account.         Premium Payments.     Separate Account.         Separate Account.
Charge                 Charge is reflected in    Charge is not         Charge is reflected in    Charge is reflected in the
                       the Accumulation Unit     reflected in the      the Accumulation Unit     Accumulation Unit Value
                       Value                     Accumulation Unit     Value
                                                 Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                      $30                    $30                        $30
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $20,000                  $100,000               $50,000                    $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

---------------------  --------------------
                       LIFESTAGES(R) SELECT
                       VARIABLE ANNUITY(1)
---------------------  --------------------
Surrender Charge         3 Years (8%, 8%,
Period                 7% -- based on each
                         premium payment
                              date)
----------------------------------------------------------------
DCA Advantage Plan     Yes (6 and 12 month
                            accounts)
-------------------------------------------------------------------------------------
Interest Sweep                 Yes
----------------------------------------------------------------------------------------------------------
Premium Credit                  No
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes
                             One-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age
Guarantee                       80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A
Reset Charge
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%
Risk and               Based on assets of
Administration Costs   the Separate
Charge                 Account.
                       Charge is reflected
                       in the Accumulation
                       Unit Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $50
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------



(1) All policies and features may not be available in all jurisdictions.


* May be different in some jurisdictions.


     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, and Inherited IRAs, SEP IRA's and


     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to other Investment Divisions under the policy;

     (3) the option to receive a guaranteed income for life after the first Policy Year;

     (4) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (5) a death benefit that is payable should you die while the policy is in force, which is reset every three years and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and applicable surrender charges;

     (6) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary; and

     (7) the option for your Beneficiary to receive a guaranteed income for his or her lifetime should you die prior to the Annuity Commencement Date.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt at the service center. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     Unless we notify you otherwise, we will allocate the initial premium payment in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 16.

     You may allocate premium payments in the Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless we permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for tax-sheltered annuities, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time and by any method NYLIAC makes available. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law, in states where approved, you will receive the policy's Accumulation Value on the Business Day we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania; age 80 in New York). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (age 78 in Pennsylvania); 0-80 for Inherited IRAs (age 78 in Pennsylvania). We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")

     You can request a transfer in four ways:

        - submit your request in writing on a form we approve to the VPSC at the addresses listed in Question 16 of this prospectus (or any other address we indicate to you in writing);

        - use the IVR at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or

        - make your request through the Virtual Service Center.

     For more details, see "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM."

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     (a) Limits on Transfers


     This policy is not designed as a vehicle for market timing. Accordingly, your right to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that right may disadvantage or potentially hurt the rights or interests of other policyowners.



     Any modification of the transfer right could be applied to transfers to or from some or all of the Investment Divisions. We may, for example:



        - reject a transfer request from you or from any person acting on your behalf



        - restrict the method of making a transfer



        - impose redemption fees on short-term trading



        - limit the dollar amount of each transfer.



     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Division on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will require that all subsequent transfer requests for your policy(ies) be made through the U.S. mail or an overnight courier, and not through the IVR, VSC or our Service Center representatives. We will provide you with written notice when we take this action.



     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. We will provide you with written notice of any transfer request not accepted by the Fund.



     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.



     We cannot guarantee that these limitations and restrictions will be 100 percent effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. These risks and harmful effects, which could result in reduced performance results of one of more Investment Divisions, could include, among others:



        - increased administrative expenses,

        - portfolio management decisions driven by the need to maintain higher than normal liquidity or



        - dilution of the interests of long-term investors.


VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our corporate website, www.newyorklife.com, and the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which we believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        -- email your registered representative or the VPSC;

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;


        -- reset your PIN;


        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments; and

        -- speak with one of our Customer Service Representatives on Business
           Days, between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies -- Transfers" for information on how to transfer assets between Investment Divisions.

     Faxed requests are not acceptable and will not be honored at any time.

     DOLLAR COST AVERAGING

     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 16 of this prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
===================================================================
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). In order to process a reallocation, NYLIAC must receive a request in writing no later than five Business Days prior to the date the reallocation is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option.


     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). In order to process an Interest Sweep transfer, NYLIAC must receive a request in writing no later than five Business Days prior to the date the transfer is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 16 of this prospectus. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, we will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). Unless we notify you otherwise, we will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after we receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     POLICY OWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Question 16. Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) the Accumulation Value less accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the policy year.

     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and

     (i) on tax-qualified monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Internal Revenue Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20%, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     For policies investing in Separate Account III, we deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to us at the address listed in Question 16. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). In order to process a periodic partial withdrawal, NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. Income Payments may begin at any time. You may change the Annuity Commencement Date by providing written notice to NYLIAC. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If we agree, you may defer the Annuity Commencement Date to a later date provided that we receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. This feature is only available for policies investing in Separate Account-III.

     In states where approved, we recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value                =    $175,000
                           (b) Premium payments less any
                               partial withdrawals; or           =    $180,000 ($200,000 - $20,000)
                           (c) Reset value (Accumulation Value
                               on third Policy Anniversary)      =    $220,000

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

        (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy Owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")


     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS -- Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, we will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if we agree to it, at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. Under the Life Income Payment Option, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

        (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

        (b) The SEC, by order, permits us to delay payment in order to protect our policyowners; or

        (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)


     Under 403(b) Tax-Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in

New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.



     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, we will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, the interest we charge on the loan accrues daily and is payable as part of the periodic loan repayments.


     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

     RIDERS

     At no additional charge, we include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the disability benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this Rider.


     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. There is no additional charge for this Rider.

     (c) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (d) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through our Virtual Service Center. All written requests for service must be mailed to the address listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.


                              FEDERAL TAX MATTERS



     INTRODUCTION



     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.



     TAXATION OF ANNUITIES IN GENERAL



     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.



     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Tax Sheltered Annuities under Section 403(b).



     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.



     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.



     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.



     QUALIFIED POLICIES



     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.



          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.



          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.



          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.



          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors LLC ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.



     Representatives of NYLIFE Securities who solicit sales of New York Life LifeStages Flexible Premium Variable Annuity may receive sales support from consultants employed by NYLIAC, who are also Registered Representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation based on the proportion of initial premiums paid for the policy that are allocated to portfolios of the MainStay VP Series Fund.


                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
DISTRIBUTOR OF THE POLICIES.................................    4
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    5
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER.......................................................
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1


        How to obtain a LifeStages(R) Flexible Premium Variable Annuity
                      Statement of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a LifeStages(R) Flexible Premium Variable Annuity Statement of

                   Additional Information dated May 1, 2004:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2004

                                      FOR
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 2004. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, Room 452, New York, New York 10010. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
DISTRIBUTOR OF THE POLICIES.................................    4
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    5
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.


                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 38 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 44 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policy owner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors LLC ("NYLIFE Distributors") is the distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:


     For the years ended December 31, 2003, 2002 and 2001, NYLIAC paid commissions of $3,379,640, $3,642,394, and $10,276,350, respectively, none of which was retained by NYLIFE Distributors.


FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-III:


     For the years ended December 31, 2003, 2002 and 2001, NYLIAC paid commissions of $5,469,054, $3,747,241, and $3,947,846, respectively, none of which was retained by NYLIFE Distributors.


     The policies are sold and premium payments are accepted on a continuous basis.


     Representatives of NYLIFE Securities who solicit sales of New York Life LifeStages Flexible Premium Variable Annuity may receive sales support from consultants employed by NYLIAC, who are also Registered Representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation based on the proportion of initial premiums paid for the policy that are allocated to portfolios of the MainStay VP Series Fund.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware

Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2003 and 2002 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2003 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                          Supplement dated May 1, 2004



                   to the Prospectuses dated May 1, 2004 for


                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY


                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY


                     LIFESTAGES(R) SELECT VARIABLE ANNUITY


                         LIFESTAGES(R) VARIABLE ANNUITY


                LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND


                 LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY


                      LIFESTAGES(R) ELITE VARIABLE ANNUITY



                                  INVESTING IN


               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity and the LifeStages(R) Elite Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under
Section 401(a) of the Internal Revenue Code of 1986 as amended (Code). The main differences between the policies described in the May 1, 2004 prospectuses and policies issued to fund a Pension Plan, are that policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for policies issued to fund a Pension Plan are modified as follows:



A. DEFINITIONS



1. Replace the definition of "Non-Qualified Policies" with the following:



        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.



2. Replace the definition of "Qualified Policies" with the following:



        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.



3. Add the following definition of "Pension Plan":



        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.



B. QUESTIONS AND ANSWERS



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select and LifeStages(R) Elite policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.



          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


              Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.



          (c) for LifeStages(R) Essentials policies:

          Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.



          (d) for LifeStages(R) Select policies:


              Unless we permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.



          (e) for LifeStages(R) Elite policies:


              Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.



2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as we may permit at any time.



C. THE POLICIES -- Qualified and Non-Qualified Policies



1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:



        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.



2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:



        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.



3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:



        An Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;



D. THE POLICIES -- Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Elite Variable Annuity and LifeStages(R) Select policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.



        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


            Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.



        (c) for LifeStages(R) Essentials policies:


            Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.



        (d) for LifeStages(R) Select policies: Unless we permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.



        (e) for LifeStages(R) Elite policies:


            Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.

2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:



        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as we may permit at any time.



E. THE POLICIES -- Riders



1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity and the LifeStages(R) Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Select Variable Annuity policies, under the heading
   "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.



3. Under the heading "Riders -- Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:



        There will be no payment under the EBB Rider if, on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this Rider without surrendering your policy.



4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.



F. FEDERAL TAX MATTERS



1. Under the section "Federal Tax Matters - Qualified Plans," delete the heading "Qualified Plans" and the first paragraph under that heading and replace it with the following:



QUALIFIED POLICIES



     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(a), 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.

--------------------------------------------------------------------------------


                New York Life Insurance and Annuity Corporation


                               51 Madison Avenue


                            New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 41,182,422     $163,002,472     $ 27,986,326

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        129,643          515,529           91,179
    Administrative charges..................................         10,803           42,961            7,599
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      16.52     $      20.77     $       1.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 40,852,662     $204,638,326     $ 27,987,561
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,868,065     $  5,908,617     $  5,213,361

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,975           15,335           14,694
    Administrative charges..................................            665            1,278            1,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.91     $       9.67     $       9.60
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,443,775     $  5,167,665     $  4,445,499
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 21,883,925     $  7,534,521     $ 47,721,618     $ 76,903,016     $150,740,156     $146,794,509     $  9,275,623

           66,260           21,980          155,786          243,704          461,057          460,613           28,149
            5,522            1,832           12,982           20,308           38,421           38,384            2,346
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $      16.87     $      10.67     $      16.87     $      23.48     $      20.73     $      26.03     $      15.22
     ============     ============     ============     ============     ============     ============     ============
     $ 22,597,949     $  6,826,145     $ 48,249,642     $ 97,629,095     $153,605,984     $152,289,844     $  8,786,932
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    --------------------------------------------------------------------------------------------------------------------
     $114,174,845     $ 52,338,421     $  4,813,315     $  2,657,193     $  8,515,381     $  2,281,476      $  9,821,860

          358,566          163,108           15,042            8,077           25,850            6,371            31,187
           29,881           13,592            1,253              673            2,154              531             2,599
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $      20.60     $      18.65     $      10.35     $      10.49     $      12.71     $       9.18      $       8.68
     ============     ============     ============     ============     ============     ============      ============
     $125,020,879     $ 54,486,124     $  5,095,615     $  2,646,022     $ 11,075,433     $  2,285,672      $ 13,730,746
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,397,825     $  1,943,348     $ 47,945,044

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,215            5,345          150,157
    Administrative charges..................................            852              445           12,513
                                                               ------------     ------------     ------------
      Total net assets......................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      17.40     $       8.95     $      18.49
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,788,927     $  1,831,929     $ 49,392,810
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                 T. ROWE                             UIF
                                                                  PRICE           VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 12,439,540     $  1,291,815     $  5,915,096

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         37,967            3,859           18,355
    Administrative charges..................................          3,164              322            1,530
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      12.32     $      12.30     $      10.45
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 11,556,453     $    991,365     $  6,552,618
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        JANUS
                                        JANUS           ASPEN
     FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES          MFS(R)
         VIP             VIP           SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-        MID CAP--      BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS      CLASS 2         SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
    $ 25,507,799    $    432,166    $ 54,381,299    $ 48,509,499    $  1,484,552    $  1,888,091

          79,949             759         173,092         156,208           4,677           5,879
           6,663              63          14,424          13,017             390             490
    ------------    ------------    ------------    ------------    ------------    ------------
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $      16.34    $      11.24    $      19.12    $      14.80    $       8.45    $       8.89
    ============    ============    ============    ============    ============    ============
    $ 25,674,079    $    404,240    $ 59,865,960    $ 78,164,416    $  1,668,598    $  2,668,774
    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,689,895     $    324,089     $    264,401
  Mortality and expense risk charges........................       (550,924)      (1,802,347)        (462,298)
  Administrative charges....................................        (45,910)        (150,196)         (38,525)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,093,061       (1,628,454)        (236,422)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,170,140       24,259,389       28,253,038
  Cost of investments sold..................................    (10,826,755)     (22,868,968)     (28,252,216)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        343,385        1,390,421              822
  Realized gain distribution received.......................      1,009,771               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (1,030,122)      34,332,905           (2,632)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        323,034       35,723,326           (1,810)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,416,095     $ 34,094,872     $   (238,232)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,259     $         --     $         --
  Mortality and expense risk charges........................        (20,425)         (26,754)         (31,732)
  Administrative charges....................................         (1,702)          (2,229)          (2,644)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (11,868)         (28,983)         (34,376)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        192,369          589,673          442,545
  Cost of investments sold..................................       (218,524)        (655,322)        (542,907)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (26,155)         (65,649)        (100,362)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        568,863          880,219        1,050,172
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        542,708          814,570          949,810
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    530,840     $    785,587     $    915,434
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $    453,832     $     64,265     $  2,241,269     $    720,872      $  9,973,934      $  1,736,636     $    146,270
         (215,406)         (66,671)        (762,762)        (835,058)       (1,517,326)       (1,571,093)         (88,198)
          (17,950)          (5,556)         (63,563)         (69,588)         (126,444)         (130,924)          (7,350)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
          220,476           (7,962)       1,414,944         (183,774)        8,330,164            34,619           50,722
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        2,767,847        1,261,538       28,046,592       10,058,343         8,896,504        16,297,839          860,596
       (3,031,586)      (1,528,991)     (25,311,501)     (14,176,441)      (12,133,737)      (14,464,949)        (960,807)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
         (263,739)        (267,453)       2,735,091       (4,118,098)       (3,237,233)        1,832,890         (100,211)
               --               --               --               --                --                --               --
        3,524,221        1,715,018       (3,907,852)      19,870,732        32,041,795        29,364,025        2,001,057
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        3,260,482        1,447,565       (1,172,761)      15,752,634        28,804,562        31,196,915        1,900,846
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $  3,480,958     $  1,439,603     $    242,183     $ 15,568,860      $ 37,134,726      $ 31,231,534     $  1,951,568
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  1,989,404     $    707,248     $     60,282     $     18,626     $     13,022     $         --      $         --
       (1,316,504)        (553,027)         (48,464)         (25,577)         (88,293)         (18,090)         (100,303)
         (109,709)         (46,086)          (4,039)          (2,131)          (7,358)          (1,508)           (8,358)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          563,191          108,135            7,779           (9,082)         (82,629)         (19,598)         (108,661)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,977,045        6,764,428          716,579          456,975        1,438,105          367,557         1,640,022
      (16,653,502)      (8,939,587)        (970,676)        (578,192)      (2,732,939)        (616,257)       (5,203,588)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,323,543       (2,175,159)        (254,097)        (121,217)      (1,294,834)        (248,700)       (3,563,566)
               --               --               --               --               --               --                --
       16,396,192       12,859,719        1,227,678          642,706        3,090,817          716,600         6,519,650
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,719,735       10,684,560          973,581          521,489        1,795,983          467,900         2,956,084
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 18,282,926     $ 10,792,695     $    981,360     $    512,407     $  1,713,354     $    448,302      $  2,847,423
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     60,333     $         --     $    197,079
  Mortality and expense risk charges........................        (32,731)         (11,909)        (499,161)
  Administrative charges....................................         (2,728)            (993)         (41,597)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         24,874          (12,902)        (343,679)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        506,688        1,231,729        4,453,109
  Cost of investments sold..................................       (677,704)      (1,035,943)      (4,787,329)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (171,016)         195,786         (334,220)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        599,104          173,000       10,766,460
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        428,088          368,786       10,432,240
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    452,962     $    355,884     $ 10,088,561
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    177,422     $      4,908     $         --
  Mortality and expense risk charges........................       (122,858)         (11,657)         (53,198)
  Administrative charges....................................        (10,238)            (971)          (4,433)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,326           (7,720)         (57,631)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,823,048          427,606          615,292
  Cost of investments sold..................................     (2,158,021)        (480,029)      (1,247,463)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (334,973)         (52,423)        (632,171)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,553,457          416,873        2,529,389
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,218,484          364,450        1,897,218
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,262,810     $    356,730     $  1,839,587
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(A)    INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
        $    410,121           $         --           $  1,194,176           $    497,368           $      8,297
            (263,502)                  (737)              (664,320)              (541,825)               (15,853)
             (21,959)                   (61)               (55,360)               (45,152)                (1,321)
        ------------           ------------           ------------           ------------           ------------
             124,660                   (798)               474,496                (89,609)                (8,877)
        ------------           ------------           ------------           ------------           ------------
           4,068,941                    773             11,920,792              8,663,117                390,597
          (5,274,113)                  (737)           (12,929,704)           (11,224,964)              (581,054)
        ------------           ------------           ------------           ------------           ------------
          (1,205,172)                    36             (1,008,912)            (2,561,847)              (190,457)
                  --                     --                     --                     --                     --
           6,729,620                 27,926              7,035,517             11,845,245                438,026
        ------------           ------------           ------------           ------------           ------------
           5,524,448                 27,962              6,026,605              9,283,398                247,569
        ------------           ------------           ------------           ------------           ------------
        $  5,649,108           $     27,164           $  6,501,101           $  9,193,789           $    238,692
        ============           ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $     11,504
              (20,671)
               (1,722)
         ------------
              (10,889)
         ------------
              349,694
             (726,070)
         ------------
             (376,376)
                   --
              746,507
         ------------
              370,131
         ------------
         $    359,242
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                              MAINSTAY VP                     MAINSTAY VP
                                                                BOND--                  CAPITAL APPRECIATION--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   1,093,061   $   1,401,497   $  (1,628,454)  $  (2,417,435)
    Net realized gain (loss) on investments........        343,385         (26,615)      1,390,421       8,919,312
    Realized gain distribution received............      1,009,771          40,868              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     (1,030,122)      2,091,289      34,332,905     (85,168,424)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................      1,416,095       3,507,039      34,094,872     (78,666,547)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      1,357,010         938,769       2,118,256       2,618,446
    Policyowners' surrenders.......................     (4,254,800)     (5,258,931)    (12,950,513)    (15,410,691)
    Policyowners' annuity and death benefits.......     (1,101,341)       (874,962)     (1,546,322)     (2,408,482)
    Net transfers from (to) Fixed Account..........     (1,067,098)     (1,131,173)     (2,104,127)     (5,300,385)
    Transfers between Investment Divisions.........     (1,923,424)      1,582,668      (5,705,934)    (12,826,127)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (6,989,653)     (4,743,629)    (20,188,640)    (33,327,239)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         (4,196)         (8,842)        (84,658)        225,789
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........     (5,577,754)     (1,245,432)     13,821,574    (111,767,997)
NET ASSETS:
    Beginning of year..............................     46,619,730      47,865,162     148,622,408     260,390,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  41,041,976   $  46,619,730   $ 162,443,982   $ 148,622,408
                                                     =============   =============   =============   =============

                                                                                              MAINSTAY VP
                                                              MAINSTAY VP                     HIGH YIELD
                                                            GROWTH EQUITY--                CORPORATE BOND--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (183,774)  $    (417,392)  $   8,330,164   $   9,455,044
    Net realized gain (loss) on investments........     (4,118,098)     (2,925,971)     (3,237,233)    (14,142,298)
    Realized gain distribution received............             --              --              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     19,870,732     (23,584,652)     32,041,795       4,474,333
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................     15,568,860     (26,928,015)     37,134,726        (212,921)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        790,394       1,086,568       3,114,313       1,793,212
    Policyowners' surrenders.......................     (4,940,172)     (6,047,007)     (9,190,521)    (10,934,318)
    Policyowners' annuity and death benefits.......       (971,274)       (729,369)     (2,535,077)     (2,059,770)
    Net transfers from (to) Fixed Account..........       (681,570)     (2,633,597)     (1,027,967)     (3,751,113)
    Transfers between Investment Divisions.........     (2,663,717)     (7,171,516)     18,402,772      (2,681,696)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (8,466,339)    (15,494,921)      8,763,520     (17,633,685)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (38,842)         87,487        (109,642)         10,275
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........      7,063,679     (42,335,449)     45,788,604     (17,836,331)
NET ASSETS:
    Beginning of year..............................     69,575,325     111,910,774     104,452,074     122,288,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  76,639,004   $  69,575,325   $ 150,240,678   $ 104,452,074
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (236,422)  $      21,054   $     220,476   $     233,949   $      (7,962)  $     (11,623)  $   1,414,944   $   1,208,006
              822           1,440        (263,739)       (555,446)       (267,453)       (185,147)      2,735,091         551,695
               --             274              --              --              --              --              --              --
           (2,632)          1,243       3,524,221      (1,377,172)      1,715,018      (1,086,330)     (3,907,852)      2,712,651
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (238,232)         24,011       3,480,958      (1,698,669)      1,439,603      (1,283,100)        242,183       4,472,352
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          974,094       1,356,428         628,807         207,598         158,544         271,344       1,506,369       1,203,045
       (7,911,617)    (13,462,865)     (1,967,434)     (1,294,900)       (527,037)       (443,485)     (5,611,789)     (5,901,975)
         (938,683)       (655,239)       (342,674)       (135,433)         (3,985)        (21,368)     (1,479,372)     (1,331,904)
       (7,623,486)     (7,376,600)       (138,248)       (491,592)        (47,803)       (228,637)     (1,997,131)     (1,465,574)
       (3,364,281)     14,566,601       4,527,117         874,210       1,405,342       4,226,042     (14,608,077)     21,388,470
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (18,863,973)     (5,571,675)      2,707,568        (840,117)        985,061       3,803,896     (22,190,000)     13,892,062
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (706)         (1,748)         (8,380)          5,853          (2,945)          3,897            (593)        (13,057)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (19,102,911)     (5,549,412)      6,180,146      (2,532,933)      2,421,719       2,524,693     (21,948,410)     18,351,357
       46,990,459      52,539,871      15,631,997      18,164,930       5,088,990       2,564,297      69,501,260      51,149,903
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  27,887,548   $  46,990,459   $  21,812,143   $  15,631,997   $   7,510,709   $   5,088,990   $  47,552,850   $  69,501,260
    =============   =============   =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          INDEXED EQUITY--             INTERNATIONAL EQUITY--              MID CAP CORE--                 MID CAP GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      34,619   $    (234,763)  $      50,722   $         (29)  $     (11,868)  $      (9,881)  $     (28,983)  $      (8,519)
        1,832,890       7,285,278        (100,211)       (164,296)        (26,155)       (129,727)        (65,649)       (112,839)
               --         534,755              --              --              --              --              --              --
       29,364,025     (52,282,476)      2,001,057        (311,275)        568,863        (158,134)        880,219        (147,720)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       31,231,534     (44,697,206)      1,951,568        (475,600)        530,840        (297,742)        785,587        (269,078)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,025,563       2,262,868          99,698         122,194         137,025          81,166         247,129          30,677
       (9,747,329)    (12,918,577)       (535,855)       (614,391)        (76,799)        (88,456)        (66,330)        (20,141)
       (2,162,283)     (1,717,328)        (82,487)           (663)             --          (7,187)             --          (4,972)
       (1,806,340)     (5,671,158)        (52,129)       (251,792)         (8,293)       (134,271)         18,777         (76,024)
         (910,351)     (8,533,948)      1,022,959         284,908       1,028,259       1,307,623       4,226,525         742,293
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (12,600,740)    (26,578,143)        452,186        (459,744)      1,080,192       1,158,875       4,426,101         671,833
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (77,777)        153,665          (5,292)          2,898          (1,147)            645          (1,411)            674
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       18,553,017     (71,121,684)      2,398,462        (932,446)      1,609,885         861,778       5,210,277         403,429
      127,742,495     198,864,179       6,846,666       7,779,112       1,249,540         387,762         681,727         278,298
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 146,295,512   $ 127,742,495   $   9,245,128   $   6,846,666   $   2,859,425   $   1,249,540   $   5,892,004   $     681,727
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (34,376)   $     (15,854)   $     563,191    $   1,234,255
    Net realized gain (loss) on investments.............        (100,362)         (45,730)       1,323,543        6,132,027
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       1,050,172         (347,983)      16,396,192      (35,381,592)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         915,434         (409,567)      18,282,926      (28,015,310)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         132,698           55,762          920,228        1,069,707
    Policyowners' surrenders............................        (120,837)         (47,021)     (10,738,157)     (12,591,232)
    Policyowners' annuity and death benefits............              --          (10,689)      (1,923,722)      (2,330,011)
    Net transfers from (to) Fixed Account...............          (5,129)         (84,683)      (1,529,645)      (4,902,947)
    Transfers between Investment Divisions..............       2,895,797        1,151,129       (1,118,438)      (6,979,876)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,902,529        1,064,498      (14,389,734)     (25,734,359)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,863)           1,099          (46,473)          82,710
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,816,100          656,030        3,846,719      (53,666,959)
NET ASSETS:
    Beginning of year...................................       1,381,343          725,313      109,939,679      163,606,638
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   5,197,443    $   1,381,343    $ 113,786,398    $ 109,939,679
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP                      ALGER AMERICAN
                                                                    LORD ABBETT                          SMALL
                                                                DEVELOPING GROWTH--                 CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (19,598)   $     (20,526)   $    (108,661)   $    (124,201)
    Net realized gain (loss) on investments.............        (248,700)        (384,540)      (3,563,566)      (6,639,592)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         716,600         (170,988)       6,519,650        3,590,970
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         448,302         (576,054)       2,847,423       (3,172,823)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          84,580           29,218          207,478          223,687
    Policyowners' surrenders............................         (68,887)        (260,579)        (736,622)        (806,391)
    Policyowners' annuity and death benefits............              --          (10,999)         (68,590)         (74,702)
    Net transfers from (to) Fixed Account...............            (919)         (48,218)         (21,768)        (114,467)
    Transfers between Investment Divisions..............         662,198         (116,176)        (184,712)        (344,233)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         676,972         (406,754)        (804,214)      (1,116,106)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (931)           1,768           (7,357)          10,178
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,124,343         (981,040)       2,035,852       (4,278,751)
NET ASSETS:
    Beginning of year...................................       1,150,231        2,131,271        7,752,222       12,030,973
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,274,574    $   1,150,231    $   9,788,074    $   7,752,222
                                                           =============    =============    =============    =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    ---------------------------------------------------------------------------------------------------------------------
    $     108,135   $      (9,348)  $       7,779   $     (13,594)  $      (9,082)  $     (21,174)  $     (82,629)  $    (124,308)
       (2,175,159)     (1,760,692)       (254,097)       (282,036)       (121,217)       (211,848)     (1,294,834)     (2,797,747)
               --          93,949              --              --              --              --              --              --
       12,859,719     (13,009,571)      1,227,678        (795,606)        642,706        (553,321)      3,090,817        (621,322)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,792,695     (14,685,662)        981,360      (1,091,236)        512,407        (786,343)      1,713,354      (3,543,377)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          707,705         962,044          51,500          74,008          60,564          65,270         161,122         159,982
       (3,706,445)     (4,156,935)       (277,456)       (331,600)       (240,627)       (255,434)       (680,886)       (814,219)
         (475,193)       (606,667)        (12,021)        (87,075)        (51,048)         (8,523)        (74,577)       (162,599)
         (454,176)     (1,502,689)        (57,181)       (130,744)         (1,482)        (95,799)        (85,278)       (375,597)
         (460,716)     (2,008,393)        343,446        (204,798)        296,474         (77,014)        290,969      (1,172,688)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (4,388,825)     (7,312,640)         48,288        (680,209)         63,881        (371,500)       (388,650)     (2,365,121)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (24,535)         53,053          (2,388)          4,008          (1,221)          2,543          (4,039)         11,655
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,379,335     (21,945,249)      1,027,260      (1,767,437)        575,067      (1,155,300)      1,320,665      (5,896,843)
       45,782,386      67,727,635       3,769,760       5,537,197       2,073,376       3,228,676       7,166,712      13,063,555
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,161,721   $  45,782,386   $   4,797,020   $   3,769,760   $   2,648,443   $   2,073,376   $   8,487,377   $   7,166,712
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    ---------------------------------------------------------------------------------------------------------------------
    $      24,874   $      38,179   $     (12,902)  $      (6,457)  $    (343,679)  $    (199,020)  $     124,660   $     134,114
         (171,016)       (228,901)        195,786        (186,529)       (334,220)       (314,893)     (1,205,172)     (1,477,409)
               --              --              --              --              --              --              --         644,542
          599,104        (265,681)        173,000         (72,727)     10,766,460      (4,590,115)      6,729,620      (4,659,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          452,962        (456,403)        355,884        (265,713)     10,088,561      (5,104,028)      5,649,108      (5,358,126)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          161,831          35,928         105,694          37,762         805,869         673,112         568,389         366,630
         (182,692)       (172,612)        (11,263)         (5,746)     (2,836,306)     (2,710,906)     (1,734,131)     (1,737,290)
          (54,342)       (107,842)             --              --        (395,017)       (360,568)       (599,825)       (490,656)
          (55,309)        (74,429)         (4,916)        (32,086)       (404,745)     (1,075,220)       (261,847)     (1,048,590)
          419,857         (65,404)        898,421         598,574         589,678      (1,236,871)        119,037         (80,971)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          289,345        (384,359)        987,936         598,504      (2,240,521)     (4,710,453)     (1,908,377)     (2,990,877)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,081)          1,444            (767)            582         (25,796)         19,375         (13,869)         20,784
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          741,226        (839,318)      1,343,053         333,373       7,822,244      (9,795,106)      3,726,862      (8,328,219)
        2,645,532       3,484,850         594,505         261,132      39,960,130      49,755,236      21,694,325      30,022,544
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   3,386,758   $   2,645,532   $   1,937,558   $     594,505   $  47,782,374   $  39,960,130   $  25,421,187   $  21,694,325
    =============   =============   =============   =============   =============   =============   =============   =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             FIDELITY(R)               JANUS ASPEN
                                                                 VIP                      SERIES
                                                              MID CAP--                 BALANCED--
                                                           SERVICE CLASS 2         INSTITUTIONAL SHARES
                                                           ---------------    ------------------------------
                                                               2003(a)            2003             2002
                                                           -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $        (798)    $     474,496    $     694,444
    Net realized gain (loss) on investments.............               36        (1,008,912)         952,904
    Realized gain distribution received.................               --                --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................           27,926         7,035,517       (6,899,548)
                                                            -------------     -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................           27,164         6,501,101       (5,252,200)
                                                            -------------     -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................              392         1,102,414          958,572
    Policyowners' surrenders............................             (973)       (4,973,503)      (5,728,276)
    Policyowners' annuity and death benefits............               --        (1,101,449)        (497,320)
    Net transfers from (to) Fixed Account...............            1,614          (684,415)      (2,096,728)
    Transfers between Investment Divisions..............          403,183        (3,819,140)        (627,498)
                                                            -------------     -------------    -------------
      Net contributions and (withdrawals)...............          404,216        (9,476,093)      (7,991,250)
                                                            -------------     -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              (36)          (16,398)          19,748
                                                            -------------     -------------    -------------
        Increase (decrease) in net assets...............          431,344        (2,991,390)     (13,223,702)
NET ASSETS:
    Beginning of year...................................               --        57,185,173       70,408,875
                                                            -------------     -------------    -------------
    End of year.........................................    $     431,344     $  54,193,783    $  57,185,173
                                                            =============     =============    =============

                                                                     VAN ECK                        VAN KAMPEN
                                                                    WORLDWIDE                          UIF
                                                                       HARD                      EMERGING MARKETS
                                                                      ASSETS                     EQUITY--CLASS I
                                                           ----------------------------    ----------------------------
                                                               2003            2002            2003            2002
                                                           ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (7,720)   $     (9,415)   $    (57,631)   $    (62,491)
    Net realized gain (loss) on investments.............        (52,423)       (122,751)       (632,171)       (708,194)
    Realized gain distribution received.................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        416,873         (85,144)      2,529,389         230,489
                                                           ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        356,730        (217,310)      1,839,587        (540,196)
                                                           ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         18,481          39,913          84,683          98,839
    Policyowners' surrenders............................        (22,633)        (80,457)       (305,834)       (294,848)
    Policyowners' annuity and death benefits............        (18,964)             --         (47,933)        (33,263)
    Net transfers from (to) Fixed Account...............        (65,282)        (57,458)        (13,865)        (67,620)
    Transfers between Investment Divisions..............         53,492         830,934         392,539         (20,619)
                                                           ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)...............        (34,906)        732,932         109,590        (317,511)
                                                           ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (933)            798          (4,633)          1,690
                                                           ------------    ------------    ------------    ------------
        Increase (decrease) in net assets...............        320,891         516,420       1,944,544        (856,017)
NET ASSETS:
    Beginning of year...................................        966,743         450,323       3,950,667       4,806,684
                                                           ------------    ------------    ------------    ------------
    End of year.........................................   $  1,287,634    $    966,743    $  5,895,211    $  3,950,667
                                                           ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

          JANUS ASPEN
            SERIES
           WORLDWIDE                   MFS(R) INVESTORS                   MFS(R)                     T. ROWE PRICE
           GROWTH--                     TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME
     INSTITUTIONAL SHARES                INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO
-------------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (89,609)  $   (256,907)  $     (8,877)  $    (12,497)  $    (10,889)  $    (24,015)  $     44,326   $     34,843
      (2,561,847)       (30,997)      (190,457)      (220,278)      (376,376)      (742,264)      (334,973)      (377,385)
              --             --             --             --             --             --             --         12,287
      11,845,245    (18,693,223)       438,026       (212,203)       746,507         32,010      2,553,457     (1,513,847)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,193,789    (18,981,127)       238,692       (444,978)       359,242       (734,269)     2,262,810     (1,844,102)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         712,397      1,099,486         33,153         48,349         29,555         56,788        232,632        202,459
      (3,130,683)    (3,704,848)      (150,195)      (170,654)      (140,623)      (130,681)      (692,971)      (826,856)
        (434,608)      (614,543)       (10,701)       (18,246)       (18,307)       (81,354)      (110,885)      (163,779)
        (551,040)    (1,450,882)       (41,968)       (67,675)       (11,380)       (47,711)       (56,802)      (412,326)
      (4,206,750)    (4,631,282)        55,585       (150,555)       (69,633)      (408,004)     1,001,507      1,784,216
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,610,684)    (9,302,069)      (114,126)      (358,781)      (210,388)      (610,962)       373,481        583,714
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (23,270)        63,850           (597)         1,538           (876)         2,530         (5,467)         8,150
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,559,835    (28,219,346)       123,969       (802,221)       147,978     (1,342,701)     2,630,824     (1,252,238)
      46,780,439     74,999,785      1,355,516      2,157,737      1,733,744      3,076,445      9,767,585     11,019,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 48,340,274   $ 46,780,439   $  1,479,485   $  1,355,516   $  1,881,722   $  1,733,744   $ 12,398,409   $  9,767,585
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $38,739,432      $191,425,511       $32,112,983

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        120,768           600,560           102,694
    Administrative charges...............................         10,064            50,047             8,558
                                                             -----------      ------------       -----------
      Total net assets...................................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
    Variable accumulation
      unit value.........................................    $     16.52      $      20.77       $      1.34
                                                             ===========      ============       ===========
Identified Cost of Investment............................    $38,494,936      $224,075,421       $32,114,028
                                                             ===========      ============       ===========


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           MID CAP          SMALL CAP
                                                               CORE--           GROWTH--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $2,814,430        $4,938,860        $4,784,617

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         8,229            12,903            13,028
    Administrative charges...............................           686             1,075             1,086
                                                             ----------        ----------        ----------
      Total net assets...................................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
    Variable accumulation
      unit value.........................................    $    10.93        $     9.85        $     9.77
                                                             ==========        ==========        ==========
Identified Cost of Investment............................    $2,360,349        $4,359,191        $4,148,639
                                                             ==========        ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $17,717,258       $8,155,798      $40,156,345      $ 89,905,050      $108,667,058      $171,669,312      $8,173,837

          52,327           24,024          127,016           283,134           332,074           537,902          24,848
           4,360            2,002           10,585            23,595            27,673            44,825           2,071
     -----------       ----------      -----------      ------------      ------------      ------------      ----------
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $     16.83       $    10.52      $     16.87      $      23.48      $      20.71      $      26.03      $    15.23
     ===========       ==========      ===========      ============      ============      ============      ==========
     $18,380,335       $7,380,946      $40,505,256      $112,896,152      $112,815,702      $177,173,845      $7,849,460
     ===========       ==========      ===========      ============      ============      ============      ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $122,265,528     $56,444,816       $5,397,116       $3,660,726      $10,429,338       $2,784,932       $10,778,382

          380,356         175,479           16,722           11,205           31,852            8,279            33,783
           31,697          14,623            1,393              934            2,654              690             2,815
     ------------     -----------       ----------       ----------      -----------       ----------       -----------
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $      20.60     $     18.71       $    10.35       $    10.63      $     12.82       $     9.20       $      8.68
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $130,934,126     $59,114,630       $5,769,761       $3,670,712      $14,740,002       $2,970,887       $19,014,060
     ============     ===========       ==========       ==========      ===========       ==========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                                DREYFUS IP        FIDELITY(R)
                                                              CALVERT           TECHNOLOGY            VIP
                                                               SOCIAL            GROWTH--       CONTRAFUND(R)--
                                                              BALANCED        INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  5,297,227       $  2,586,794       $ 65,357,024

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          16,039              6,869            205,049
    Administrative charges..............................           1,337                573             17,088
                                                            ------------       ------------       ------------
      Total net assets..................................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      17.42       $       8.69       $      18.13
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  5,879,216       $  2,239,852       $ 65,773,494
                                                            ============       ============       ============

                                                                                                   VAN KAMPEN
                                                                                                      UIF
                                                           T. ROWE PRICE         VAN ECK            EMERGING
                                                               EQUITY           WORLDWIDE           MARKETS
                                                               INCOME              HARD             EQUITY--
                                                             PORTFOLIO            ASSETS            CLASS I
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $ 12,622,315       $  1,555,670       $  6,789,914

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          38,067              4,881             21,409
    Administrative charges..............................           3,172                407              1,784
                                                            ------------       ------------       ------------
      Total net assets..................................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      12.41       $      12.49       $      10.53
                                                            ============       ============       ============
Identified Cost of Investment...........................    $ 11,709,277       $  1,129,761       $  7,847,679
                                                            ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

      FIDELITY(R)                                                       JANUS ASPEN
          VIP             FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
        EQUITY-               VIP                   SERIES               WORLDWIDE              INVESTORS
       INCOME--            MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
     INITIAL CLASS      SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------
      $27,932,600         $    338,358           $ 77,628,047           $ 58,908,092           $  1,905,469

           86,513                  693                243,088                188,855                  5,821
            7,210                   58                 20,257                 15,738                    485
      -----------         ------------           ------------           ------------           ------------
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $     16.22         $      11.43           $      19.17           $      14.83           $       8.69
      ===========         ============           ============           ============           ============
      $28,269,326         $    311,631           $ 83,668,306           $ 87,742,890           $  2,197,054
      ===========         ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $  2,545,115
                7,916
                  660
         ------------
         $  2,536,539
         ============
         $  2,536,539
         ============
         $       8.77
         ============
         $  3,311,830
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,594,768     $    378,975     $    266,309
  Mortality and expense risk charges........................       (508,314)      (2,058,745)        (469,810)
  Administrative charges....................................        (42,360)        (171,562)         (39,151)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,044,094       (1,851,332)        (242,652)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,401,962       15,707,813       20,635,914
  Cost of investments sold..................................     (8,242,346)     (13,646,130)     (20,635,193)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        159,616        2,061,683              721
  Realized gain distribution received.......................        952,929               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (845,568)      38,994,787           (2,560)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        266,977       41,056,470           (1,839)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,311,071     $ 39,205,138     $   (244,491)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,043     $         --     $         --
  Mortality and expense risk charges........................        (21,598)         (22,644)         (28,595)
  Administrative charges....................................         (1,800)          (1,887)          (2,383)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (13,355)         (24,531)         (30,978)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        374,408          281,114          277,121
  Cost of investments sold..................................       (427,060)        (361,817)        (369,520)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (52,652)         (80,703)         (92,399)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        621,902          744,755          947,084
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        569,250          664,052          854,685
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    555,895     $    639,521     $    823,707
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $    367,682     $     69,583     $  1,892,998     $    840,809     $  7,187,428     $  2,030,506     $    128,922
         (172,079)         (72,164)        (597,483)        (952,991)      (1,100,346)      (1,813,202)         (77,582)
          (14,340)          (6,014)         (49,790)         (79,416)         (91,696)        (151,100)          (6,465)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          181,263           (8,595)       1,245,725         (191,598)       5,995,386           66,204           44,875
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,270,946        1,016,460       18,301,893        7,208,711        5,493,144       12,640,660          838,427
       (1,411,324)      (1,163,252)     (16,635,531)      (8,779,576)      (7,823,422)     (10,369,022)        (984,559)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (140,378)        (146,792)       1,666,362       (1,570,865)      (2,330,278)       2,271,638         (146,132)
               --               --               --               --               --               --               --
        2,742,764        1,721,342       (2,732,456)      19,710,274       23,276,393       33,888,575        1,799,344
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        2,602,386        1,574,550       (1,066,094)      18,139,409       20,946,115       36,160,213        1,653,212
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,783,649     $  1,565,955     $    179,631     $ 17,947,811     $ 26,941,501     $ 36,226,417     $  1,698,087
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
                                         AMERICAN       MAINSTAY VP      EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY          DREYFUS         MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME       LARGE COMPANY        GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  2,128,753     $    763,307     $     67,304     $     25,657     $     15,915     $         --      $         --
       (1,379,588)        (586,307)         (53,625)         (35,846)        (107,600)         (23,911)         (105,469)
         (114,966)         (48,859)          (4,469)          (2,987)          (8,967)          (1,992)           (8,789)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          634,199          128,141            9,210          (13,176)        (100,652)         (25,903)         (114,258)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       12,048,027        4,531,587          427,159          320,824        1,224,409          300,769           851,034
      (10,556,523)      (5,692,179)        (536,758)        (410,237)      (2,581,738)        (478,518)       (3,395,849)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,491,504       (1,160,592)        (109,599)         (89,413)      (1,357,329)        (177,749)       (2,544,815)
               --               --               --               --               --               --                --
       17,119,610       12,592,971        1,221,881          830,830        3,564,637          801,800         5,697,832
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       18,611,114       11,432,379        1,112,282          741,417        2,207,308          624,051         3,153,017
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 19,245,313     $ 11,560,520     $  1,121,492     $    728,241     $  2,106,656     $    598,148      $  3,038,759
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     94,102     $         --     $    260,677
  Mortality and expense risk charges........................        (56,378)         (16,590)        (674,574)
  Administrative charges....................................         (4,698)          (1,382)         (56,214)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         33,026          (17,972)        (470,111)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        817,277          827,392        4,246,016
  Cost of investments sold..................................     (1,092,475)        (964,666)      (4,358,793)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (275,198)        (137,274)        (112,777)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,025,355          652,036       14,333,142
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        750,157          514,762       14,220,365
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    783,183     $    496,790     $ 13,750,254
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                              T. ROWE PRICE       VAN ECK             UIF
                                                                  EQUITY         WORLDWIDE         EMERGING
                                                                  INCOME            HARD            MARKETS
                                                                PORTFOLIO          ASSETS       EQUITY--CLASS I
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    171,848     $      5,030     $         --
  Mortality and expense risk charges........................       (117,174)         (13,786)         (63,053)
  Administrative charges....................................         (9,765)          (1,149)          (5,255)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,909           (9,905)         (68,308)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,240,737          460,728          669,112
  Cost of investments sold..................................     (1,406,522)        (484,195)      (1,056,779)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (165,785)         (23,467)        (387,667)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,338,791          479,541        2,624,261
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,173,006          456,074        2,236,594
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  2,217,915     $    446,169     $  2,168,286
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                      JANUS
                                      JANUS           ASPEN
     FIDELITY(R)    FIDELITY(R)       ASPEN          SERIES          MFS(R)
         VIP            VIP          SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-       MID CAP--     BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--        SERVICE     INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   CLASS 2(A)       SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------
     $   414,517    $       --    $  1,653,180    $    595,234      $  11,404       $  14,971
        (278,359)         (664)       (892,005)       (643,123)       (20,366)        (27,197)
         (23,197)          (55)        (74,334)        (53,594)        (1,697)         (2,266)
     -----------    -----------   ------------    ------------      ---------       ---------
         112,961          (719)        686,841        (101,483)       (10,659)        (14,492)
     -----------    -----------   ------------    ------------      ---------       ---------
       2,090,511           439       8,015,683       7,081,894        276,926         295,124
      (2,868,576)         (406)     (7,250,576)     (7,887,165)      (402,008)       (634,664)
     -----------    -----------   ------------    ------------      ---------       ---------
        (778,065)           33         765,107        (805,271)      (125,082)       (339,540)
              --            --              --              --             --              --
       6,746,640        26,727       7,427,490      11,996,709        459,391         829,170
     -----------    -----------   ------------    ------------      ---------       ---------
       5,968,575        26,760       8,192,597      11,191,438        334,309         489,630
     -----------    -----------   ------------    ------------      ---------       ---------
     $ 6,081,536    $   26,041    $  8,879,438    $ 11,089,955      $ 323,650       $ 475,138
     ===========    ===========   ============    ============      =========       =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                       BOND--                    CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $   1,044,094    $   1,301,388    $  (1,851,332)   $  (2,593,419)
    Net realized gain (loss) on investments.............         159,616           69,833        2,061,683       10,427,762
    Realized gain distribution received.................         952,929           36,859               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (845,568)       1,608,799       38,994,787      (92,131,777)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       1,311,071        3,016,879       39,205,138      (84,297,434)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       1,579,731        1,344,585        8,163,573       11,228,325
    Policyowners' surrenders............................      (3,627,258)      (4,907,524)     (12,873,317)     (16,366,897)
    Policyowners' annuity and death benefits............        (526,583)        (112,884)        (701,360)        (522,907)
    Net transfers from (to) Fixed Account...............      (1,092,843)      (1,135,693)      (1,756,594)      (6,065,031)
    Transfers between Investment Divisions..............      (1,016,399)       6,668,303       (5,280,795)     (14,251,537)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,683,352)       1,856,787      (12,448,493)     (25,978,047)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (3,834)          (7,409)         (96,674)         240,980
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      (3,376,115)       4,866,257       26,659,971     (110,034,501)
NET ASSETS:
    Beginning of year...................................      41,984,715       37,118,458      164,114,933      274,149,434
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  38,608,600    $  41,984,715    $ 190,774,904    $ 164,114,933
                                                           =============    =============    =============    =============

                                                                                                      MAINSTAY VP
                                                                    MAINSTAY VP                        HIGH YIELD
                                                                  GROWTH EQUITY--                   CORPORATE BOND--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (191,598)   $    (417,175)   $   5,995,386    $   6,870,135
    Net realized gain (loss) on investments.............      (1,570,865)      (2,355,526)      (2,330,278)      (6,585,487)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      19,710,274      (25,786,705)      23,276,393         (258,134)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................      17,947,811      (28,559,406)      26,941,501           26,514
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       3,342,807        4,313,042        3,270,921        2,650,428
    Policyowners' surrenders............................      (5,405,856)      (6,617,577)      (7,575,472)      (6,576,863)
    Policyowners' annuity and death benefits............        (335,306)        (172,151)        (437,740)        (389,229)
    Net transfers from (to) Fixed Account...............        (796,484)      (2,317,021)        (626,638)      (2,213,399)
    Transfers between Investment Divisions..............      (1,782,277)      (5,983,687)      11,653,149          (27,913)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,977,116)     (10,777,394)       6,284,220       (6,556,976)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (44,604)          91,916          (79,507)           6,818
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      12,926,091      (39,244,884)      33,146,214       (6,523,644)
NET ASSETS:
    Beginning of year...................................      76,672,230      115,917,114       75,161,097       81,684,741
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  89,598,321    $  76,672,230    $ 108,307,311    $  75,161,097
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (242,652)  $      17,187   $     181,263   $     188,377   $      (8,595)  $        (575)  $   1,245,725   $     922,286
              721             995        (140,378)       (508,856)       (146,792)        (97,004)      1,666,362         231,033
               --             247              --              --              --              --              --              --
                 )
           (2,560           1,387       2,742,764      (1,064,378)      1,721,342      (1,014,773)     (2,732,456)      2,123,365
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
         (244,491          19,816       2,783,649      (1,384,857)      1,565,955      (1,112,352)        179,631       3,276,684
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,373,919       5,500,481         954,846         788,795         517,257         675,884       2,072,421       1,799,396
       (5,938,172)     (9,309,444)     (1,356,443)     (1,097,560)       (531,752)       (241,573)     (6,038,163)     (5,249,744)
         (117,244)       (114,952)        (86,916)        (29,742)             --              --        (659,433)       (155,299)
       (4,656,651)     (7,785,050)        (52,676)       (393,426)         43,107        (175,201)     (1,660,772)       (615,131)
       (5,935,611)     10,621,081       2,703,511         554,851       1,230,794       4,581,970      (6,224,742)     18,640,988
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,273,759)     (1,087,884)      2,162,322        (177,082)      1,259,406       4,841,080     (12,510,689)     14,420,210
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
             (699          (1,582)         (6,682)          4,700          (3,218)          3,006            (498)         (9,398)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,518,949)     (1,069,650)      4,939,289      (1,557,239)      2,822,143       3,731,734     (12,331,556)     17,687,496
       45,520,680      46,590,330      12,721,282      14,278,521       5,307,629       1,575,895      52,350,300      34,662,804
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,001,731   $  45,520,680   $  17,660,571   $  12,721,282   $   8,129,772   $   5,307,629   $  40,018,744   $  52,350,300
    =============   =============   =============   =============   =============   =============   =============   =============


                                                                             MainStay VP                     MainStay VP
             MainStay VP                     MainStay VP                       Mid Cap                         Mid Cap
          Indexed Equity--             International Equity--                  Core--                         Growth--
            Initial Class                   Initial Class                   Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      66,204   $    (192,882)  $      44,875   $       5,715   $     (13,355)  $      (8,864)  $     (24,531)  $      (8,478)
        2,271,638       5,860,192        (146,132)       (112,905)        (52,652)        (89,934)        (80,703)        (76,471)
               --         577,278              --              --              --              --              --              --
       33,888,575     (54,446,220)      1,799,344        (295,558)        621,902        (176,817)        744,755        (180,174)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       36,226,417     (48,201,632)      1,698,087        (402,748)        555,895        (275,615)        639,521        (265,123)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,107,032       8,339,800         254,690         299,600         214,342         153,854         217,327         129,913
      (11,460,970)    (12,286,075)       (427,403)       (529,145)       (201,005)        (93,706)        (99,247)        (22,623)
         (336,662)       (772,346)        (81,768)        (19,452)         (2,544)             --              --              --
       (1,399,788)     (4,394,765)       (181,257)       (231,228)        (54,041)        (52,377)         20,262          (3,557)
         (801,584)     (9,572,551)        697,216         737,841         913,366       1,420,748       3,513,535         409,953
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (7,891,972)    (18,685,937)        261,478         257,616         870,118       1,428,519       3,651,877         513,686
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (89,976)        165,025          (4,640)          2,330          (1,220)            499          (1,212)            712
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       28,244,469     (66,722,544)      1,954,925        (142,802)      1,424,793       1,153,403       4,290,186         249,275
      142,842,116     209,564,660       6,191,993       6,334,795       1,380,722         227,319         634,696         385,421
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 171,086,585   $ 142,842,116   $   8,146,918   $   6,191,993   $   2,805,515   $   1,380,722   $   4,924,882   $     634,696
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (30,978)   $     (18,657)   $     634,199    $   1,335,974
    Net realized gain (loss) on investments.............         (92,399)         (80,780)       1,491,504        5,181,035
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         947,084         (403,761)      17,119,610      (33,712,754)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         823,707         (503,198)      19,245,313      (27,195,745)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         206,095          191,994        3,674,508        4,679,738
    Policyowners' surrenders............................        (169,871)        (156,771)      (9,982,600)     (10,962,974)
    Policyowners' annuity and death benefits............          (2,824)              --         (560,976)        (225,312)
    Net transfers from (to) Fixed Account...............         (31,705)         (63,428)      (1,106,315)      (4,796,546)
    Transfers between Investment Divisions..............       2,526,302        1,032,278       (1,908,328)      (6,610,896)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,527,997        1,004,073       (9,883,711)     (17,915,990)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,705)           1,412          (48,666)          80,131
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,349,999          502,287        9,312,936      (45,031,604)
NET ASSETS:
    Beginning of year...................................       1,420,504          918,217      112,540,539      157,572,143
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   4,770,503    $   1,420,504    $ 121,853,475    $ 112,540,539
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP
                                                                    LORD ABBETT                      ALGER AMERICAN
                                                                     DEVELOPING                          SMALL
                                                                      GROWTH--                      CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (25,903)   $     (24,941)   $    (114,258)   $    (121,841)
    Net realized gain (loss) on investments.............        (177,749)        (297,430)      (2,544,815)      (2,714,612)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         801,800         (371,847)       5,697,832         (246,775)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         598,148         (694,218)       3,038,759       (3,083,228)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         107,100          119,455          673,336          836,744
    Policyowners' surrenders............................        (103,030)        (219,547)        (503,418)        (597,321)
    Policyowners' annuity and death benefits............         (32,538)         (49,963)         (48,635)         (12,111)
    Net transfers from (to) Fixed Account...............         (29,995)         (50,001)         (76,214)        (165,909)
    Transfers between Investment Divisions..............         725,974           32,244          (31,703)        (761,757)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         667,511         (167,812)          13,366         (700,354)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,259)           2,114           (7,682)           9,884
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,264,400         (859,916)       3,044,443       (3,773,698)
NET ASSETS:
    Beginning of year...................................       1,511,563        2,371,479        7,697,341       11,471,039
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,775,963    $   1,511,563    $  10,741,784    $   7,697,341
                                                           =============    =============    =============    =============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     128,141   $      14,568   $       9,210   $     (12,794)  $     (13,176)  $     (21,632)  $    (100,652)  $    (139,480)
       (1,160,592)       (826,602)       (109,599)       (189,245)        (89,413)        (72,813)     (1,357,329)     (2,837,809)
               --          92,053              --              --              --              --              --              --
       12,592,971     (13,820,581)      1,221,881        (916,806)        830,830        (770,432)      3,564,637      (1,028,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,560,520     (14,540,562)      1,121,492      (1,118,845)        728,241        (864,877)      2,106,656      (4,005,662)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,107,651       2,653,673         230,453         309,604         152,312         207,665         590,363         844,446
       (3,226,096)     (4,050,242)       (247,287)       (312,854)       (175,054)       (175,696)       (593,054)       (748,209)
         (202,840)       (103,816)             --          (4,410)           (206)           (221)         (8,081)        (12,242)
         (492,426)     (1,554,563)        (13,047)       (113,368)        (60,322)       (101,363)       (183,921)       (353,977)
         (316,134)     (1,100,652)        263,989        (186,786)        312,369         122,691         223,392      (1,544,556)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,129,845)     (4,155,600)        234,108        (307,814)        229,099          53,076          28,699      (1,814,538)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (26,246)         52,102          (2,663)          4,088          (1,749)          2,758          (4,901)         13,032
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,404,429     (18,644,060)      1,352,937      (1,422,571)        955,591        (809,043)      2,130,454      (5,807,168)
       46,850,285      65,494,345       4,026,064       5,448,635       2,692,996       3,502,039       8,264,378      14,071,546
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  56,254,714   $  46,850,285   $   5,379,001   $   4,026,064   $   3,648,587   $   2,692,996   $  10,394,832   $   8,264,378
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      33,026   $      68,425   $     (17,972)  $     (11,682)  $    (470,111)  $    (267,389)  $     112,961   $     116,063
         (275,198)       (274,093)       (137,274)       (111,479)       (112,777)       (318,717)       (778,065)       (900,503)
               --              --              --              --              --              --              --         607,169
        1,025,355        (530,048)        652,036        (355,651)     14,333,142      (6,024,464)      6,746,640      (5,075,158)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          783,183        (735,716)        496,790        (478,812)     13,750,254      (6,610,570)      6,081,536      (5,252,429)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          276,558         364,398         116,551          55,254       2,624,758       3,296,878       1,090,903       1,440,598
         (372,860)       (288,435)       (100,790)        (20,368)     (3,921,332)     (3,905,999)     (1,684,469)     (1,633,750)
           (1,790)        (17,872)             --              --         (93,403)       (170,613)        (90,592)        (62,206)
          (20,476)        (68,558)         58,636          (9,962)       (341,510)     (1,101,192)       (192,102)       (611,183)
           87,600        (129,414)      1,131,074         685,932         449,079      (1,010,918)        946,739        (359,331)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (30,968)       (139,881)      1,205,471         710,856      (1,282,408)     (2,891,844)         70,479      (1,225,872)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,866)          2,345          (1,120)          1,213         (34,982)         24,645         (14,757)         20,064
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          750,349        (873,252)      1,701,141         233,257      12,432,864      (9,477,769)      6,137,258      (6,458,237)
        4,529,502       5,402,754         878,211         644,954      52,702,023      62,179,792      21,701,619      28,159,856
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   5,279,851   $   4,529,502   $   2,579,352   $     878,211   $  65,134,887   $  52,702,023   $  27,838,877   $  21,701,619
    =============   =============   =============   =============   =============   =============   =============   =============

      FIDELITY(R)
          VIP
       MID CAP--
        SERVICE
        CLASS 2
     -------------
        2003(a)
     -------------
     $        (719)
                33
                --
            26,727
     -------------
            26,041
     -------------
            20,381
              (616)
                --
             2,072
           289,765
     -------------
           311,602
     -------------
               (36)
     -------------
           337,607
                --
     -------------
     $     337,607
     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                      JANUS ASPEN
                                                                    JANUS ASPEN                          SERIES
                                                                       SERIES                          WORLDWIDE
                                                                     BALANCED--                         GROWTH--
                                                                INSTITUTIONAL SHARES              INSTITUTIONAL SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     686,841    $     890,174    $    (101,483)   $    (279,530)
    Net realized gain (loss) on investments.............         765,107          802,748         (805,271)        (223,424)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       7,427,490       (8,137,759)      11,996,709      (20,803,089)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       8,879,438       (6,444,837)      11,089,955      (21,306,043)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       4,105,865        5,018,859        2,784,585        4,265,751
    Policyowners' surrenders............................      (5,011,840)      (5,516,353)      (4,003,672)      (4,347,447)
    Policyowners' annuity and death benefits............        (171,143)        (383,401)        (124,863)         (87,640)
    Net transfers from (to) Fixed Account...............      (1,036,909)      (1,851,381)        (405,556)      (1,448,080)
    Transfers between Investment Divisions..............      (2,083,429)          27,040       (4,229,188)      (5,809,887)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,197,456)      (2,705,236)      (5,978,694)      (7,427,303)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (22,113)          23,857          (27,953)          71,328
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       4,659,869       (9,126,216)       5,083,308      (28,662,018)
NET ASSETS:
    Beginning of year...................................      72,704,833       81,831,049       53,620,191       82,282,209
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  77,364,702    $  72,704,833    $  58,703,499    $  53,620,191
                                                           =============    =============    =============    =============

                                                                    VAN KAMPEN
                                                                       UIF
                                                                 EMERGING MARKETS
                                                                 EQUITY--CLASS I
                                                           ----------------------------
                                                               2003            2002
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (68,308)   $    (73,230)
    Net realized gain (loss) on investments.............       (387,667)       (189,325)
    Realized gain distribution received.................             --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      2,624,261        (360,786)
                                                           ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................      2,168,286        (623,341)
                                                           ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................        313,519         420,954
    Policyowners' surrenders............................       (379,216)       (448,323)
    Policyowners' annuity and death benefits............         (1,115)        (10,862)
    Net transfers from (to) Fixed Account...............        (54,330)       (148,538)
    Transfers between Investment Divisions..............        (93,483)        123,071
                                                           ------------    ------------
      Net contributions and (withdrawals)...............       (214,625)        (63,698)
                                                           ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (5,488)          1,953
                                                           ------------    ------------
        Increase (decrease) in net assets...............      1,948,173        (685,086)
NET ASSETS:
    Beginning of year...................................      4,818,548       5,503,634
                                                           ------------    ------------
    End of year.........................................   $  6,766,721    $  4,818,548
                                                           ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

              MFS(R)                                                                                    VAN ECK
             INVESTORS                      MFS(R)                     T. ROWE PRICE                   WORLDWIDE
          TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME                     HARD
           INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO                      ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (10,659)  $    (14,406)  $    (14,492)  $    (27,947)  $     44,909   $     30,559   $     (9,905)  $     (9,021)
        (125,082)      (117,329)      (339,540)      (571,389)      (165,785)      (327,936)       (23,467)      (140,916)
              --             --             --             --             --         10,405             --             --
         459,391       (353,340)       829,170       (226,364)     2,338,791     (1,336,679)       479,541        (41,017)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,650       (485,075)       475,138       (825,700)     2,217,915     (1,623,651)       446,169       (190,954)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          83,484        117,662        117,375        226,643        625,531        660,346         37,174        101,244
        (150,725)      (146,516)      (106,965)      (163,951)      (648,151)      (752,276)      (133,495)      (104,975)
         (16,922)            --        (14,834)       (15,941)       (26,146)       (13,041)            --         (4,777)
         (10,069)       (52,463)       (27,126)       (83,365)      (175,971)      (328,146)           342        (37,082)
          20,692          7,097        (86,343)      (298,591)     2,047,551      1,070,614         53,825        911,772
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (73,540)       (74,220)      (117,893)      (335,205)     1,822,814        637,497        (42,154)       866,182
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (786)         1,661         (1,153)         2,823         (5,309)         6,970         (1,143)           657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         249,324       (557,634)       356,092     (1,158,082)     4,035,420       (979,184)       402,872        675,885
       1,649,839      2,207,473      2,180,447      3,338,529      8,545,656      9,524,840      1,147,510        471,625
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,899,163   $  1,649,839   $  2,536,539   $  2,180,447   $ 12,581,076   $  8,545,656   $  1,550,382   $  1,147,510
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        3,071            7,876           27,986
Identified cost.............................................     $ 40,853         $204,638         $ 27,988
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        2,889            9,249           32,113
Identified cost.............................................     $ 38,495         $224,075         $ 32,114


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................          260              624              524
Identified cost.............................................     $  2,444         $  5,168         $  4,445
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................          255              522              481
Identified cost.............................................     $  2,360         $  4,359         $  4,149

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  6,268         $  2,382         $  9,087
Proceeds from sales.........................................       11,170           24,259           28,253
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  5,708         $  1,375         $  7,076
Proceeds from sales.........................................        8,402           15,708           20,636


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  1,264         $  5,000         $  3,320
Proceeds from sales.........................................          192              590              443
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  1,234         $  3,919         $  2,782
Proceeds from sales.........................................          374              281              277

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
          2,023              708            4,448            4,101           16,027            6,553              765
       $ 22,598         $  6,826         $ 48,250         $ 97,629         $153,606         $152,290         $  8,787
          1,638              766            3,743            4,795           11,554            7,663              674
       $ 18,380         $  7,381         $ 40,505         $112,896         $112,816         $177,174         $  7,849

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
          7,165            3,499              465              261              748              266               565
       $125,021         $ 54,486         $  5,096         $  2,646         $ 11,075         $  2,286          $ 13,731
          7,673            3,773              521              360              916              325               620
       $130,934         $ 59,115         $  5,770         $  3,671         $ 14,740         $  2,971          $ 19,014

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $  5,707         $  2,243         $  7,215         $  1,388         $ 26,034         $  3,692         $  1,366
          2,768            1,262           28,047           10,058            8,897           16,298              861
       $  3,622         $  2,273         $  7,007         $  2,033         $ 17,805         $  4,794         $  1,146
          1,271            1,016           18,302            7,209            5,493           12,641              838

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $  4,110         $  2,475         $    773         $    512         $    964         $  1,027          $    727
         17,977            6,764              717              457            1,438              368             1,640
       $  2,774         $  2,531         $    672         $    538         $  1,151         $    945          $    752
         12,048            4,532              427              321            1,224              301               851

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,933                  224                2,073
Identified cost..........................................       $  3,789             $  1,832             $ 49,393
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          3,013                  298                2,826
Identified cost..........................................       $  5,879             $  2,240             $ 65,773

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            616                   87                  654
Identified cost..........................................       $ 11,556             $    991             $  6,553
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            625                  105                  751
Identified cost..........................................       $ 11,709             $  1,130             $  7,848


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $    822             $  2,210             $  1,868
Proceeds from sales......................................            507                1,232                4,453
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $    819             $  2,018             $  2,499
Proceeds from sales......................................            817                  827                4,246

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  2,243             $    385             $    669
Proceeds from sales......................................          1,823                  428                  615
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  3,114             $    409             $    387
Proceeds from sales......................................          1,241                  461                  669

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
            1,100                     18                  2,366                   1,879                     91
          $25,674                $   404                $59,866                 $78,164                $ 1,669
            1,205                     14                  3,378                   2,281                    117
          $28,269                $   312                $83,668                 $87,743                $ 2,197


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
               141
           $ 2,669
               191
           $ 3,312

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(A)    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
          $ 2,281                $   405                $ 2,896                 $   946                $   267
            4,069                      1                 11,921                   8,663                    391
          $ 2,276                $   312                $ 4,501                 $   992                $   192
            2,091                     --                  8,016                   7,082                    277


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
           $   128
               350
           $   162
               295

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                               MAINSTAY VP                     MAINSTAY VP
                                                                 BOND--                  CAPITAL APPRECIATION--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      83             156             116             126
Units redeemed.........................................    (510)           (475)         (1,265)         (1,886)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (427)           (319)         (1,149)         (1,760)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................      97             521             456             552
Units redeemed.........................................    (382)           (404)         (1,176)         (1,944)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (285)            117            (720)         (1,392)
                                                         ======          ======          ======          ======


                                                                                               MAINSTAY VP
                                                               MAINSTAY VP                     HIGH YIELD
                                                             GROWTH EQUITY--                CORPORATE BOND--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      39              49           1,170             116
Units redeemed.........................................    (471)           (798)           (705)         (1,332)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (432)           (749)            465          (1,216)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................     167             195             827             172
Units redeemed.........................................    (424)           (727)           (483)           (635)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (257)           (532)            344            (463)
                                                         ======          ======          ======          ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       MAINSTAY VP       CONVERTIBLE--    EQUITY INCOME--    GOVERNMENT--
     CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------   ---------------   ---------------   ---------------
     2003      2002      2003     2002     2003     2002     2003     2002
    -----------------------------------------------------------------------
        727    11,838      334       72      163      423       89    1,377
    (14,809)  (15,986)    (159)    (135)     (66)     (74)  (1,414)    (540)
    -------   -------   ------   ------   ------   ------   ------   ------
    (14,082)   (4,148)     175      (63)      97      349   (1,325)     837
    =======   =======   ======   ======   ======   ======   ======   ======
      2,517    11,987      238       88      193      530      123    1,252
    (12,425)  (12,800)    (101)    (107)     (62)     (48)    (872)    (372)
    -------   -------   ------   ------   ------   ------   ------   ------
     (9,908)     (813)     137      (19)     131      482     (749)     880
    =======   =======   ======   ======   ======   ======   ======   ======


       MAINSTAY VP            MAINSTAY VP           MAINSTAY VP        MAINSTAY VP
    INDEXED EQUITY--    INTERNATIONAL EQUITY--    MID CAP CORE--    MID CAP GROWTH--
      INITIAL CLASS          INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    -----------------   -----------------------   ---------------   -----------------
     2003      2002        2003         2002       2003     2002     2003      2002
    ---------------------------------------------------------------------------------
        88        96          83           28        119      138      517        86
      (678)   (1,308)        (53)         (70)       (10)     (26)      (8)      (14)
    ------    ------      ------       ------     ------   ------   ------    ------
      (590)   (1,212)         30          (42)       109      112      509        72
    ======    ======      ======       ======     ======   ======   ======    ======
       276       352          70           81        118      162      421        56
      (647)   (1,230)        (57)         (63)       (30)     (17)     (13)       (3)
    ------    ------      ------       ------     ------   ------   ------    ------
      (371)     (878)         13           18         88      145      408        53
    ======    ======      ======       ======     ======   ======   ======    ======

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP
                                                         MAINSTAY VP            TOTAL
                                                     SMALL CAP GROWTH--       RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2003       2002      2003     2002
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      357        143        49       56
Units redeemed.....................................      (17)       (19)     (830)  (1,478)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      340        124      (781)  (1,422)
                                                      ======     ======    ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      312        136       198      245
Units redeemed.....................................      (27)       (29)     (736)  (1,233)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      285        107      (538)    (988)
                                                      ======     ======    ======   ======

                                                       MAINSTAY VP           ALGER
                                                       LORD ABBETT         AMERICAN
                                                       DEVELOPING            SMALL
                                                        GROWTH--       CAPITALIZATION--
                                                      INITIAL CLASS     CLASS O SHARES
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      84        4       28        31
Units redeemed.....................................      (8)     (55)    (155)     (194)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      76      (51)    (127)     (163)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      99       19       96       114
Units redeemed.....................................     (22)     (41)    (104)     (221)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      77      (22)      (8)     (107)
                                                     ======   ======   ======    ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                        MainStay VP       MainStay VP       MainStay VP
                         American           Dreyfus         Eagle Asset
                          Century            Large          Management
      MainStay VP         Income            Company           Growth
        Value--         & Growth--          Value--          Equity--
     Initial Class     Initial Class     Initial Class     Initial Class
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        43       55       40        8       36        6       32       13
      (332)    (526)     (39)     (85)     (33)     (52)     (77)    (221)
    ------   ------   ------   ------   ------   ------   ------   ------
      (289)    (471)       1      (77)       3      (46)     (45)    (208)
    ======   ======   ======   ======   ======   ======   ======   ======
       133      152       55       33       49       32       67       69
      (275)    (433)     (29)     (70)     (26)     (29)     (71)    (237)
    ------   ------   ------   ------   ------   ------   ------   ------
      (142)    (281)      26      (37)      23        3       (4)    (168)
    ======   ======   ======   ======   ======   ======   ======   ======


                        DREYFUS IP        FIDELITY(R)       FIDELITY(R)
        CALVERT         TECHNOLOGY            VIP               VIP
        SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
       BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        35        2      120       78       77       42       42       25
       (19)     (28)      (3)      (5)    (233)    (355)    (194)    (255)
    ------   ------   ------   ------   ------   ------   ------   ------
        16      (26)     117       73     (156)    (313)    (152)    (230)
    ======   ======   ======   ======   ======   ======   ======   ======
        22       23      159       90      194      212      142      100
       (25)     (34)     (13)      (5)    (287)    (418)    (147)    (210)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)     (11)     146       85      (93)    (206)      (5)    (110)
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                                           JANUS ASPEN
                                                                         JANUS ASPEN         SERIES
                                                       FIDELITY(R)         SERIES           WORLDWIDE
                                                           VIP           BALANCED--         GROWTH--
                                                        MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                                     SERVICE CLASS 2       SHARES            SHARES
                                                     ---------------   ---------------   ---------------
                                                         2003(a)        2003     2002     2003     2002
                                                     ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................          38            62       54       56       77
Units redeemed.....................................          --          (595)    (515)    (658)    (769)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          38          (533)    (461)    (602)    (692)
                                                         ======        ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................          30           232      281      222      297
Units redeemed.....................................          --          (466)    (449)    (689)    (865)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          30          (234)    (168)    (467)    (568)
                                                         ======        ======   ======   ======   ======

                                                                          VAN KAMPEN
                                                         VAN ECK              UIF
                                                        WORLDWIDE      EMERGING MARKETS
                                                          HARD             EQUITY--
                                                         ASSETS             CLASS I
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       4       79       51        12
Units redeemed.....................................     (12)     (16)     (45)      (65)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (8)      63        6       (53)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................       8       97       39        58
Units redeemed.....................................     (15)     (17)     (72)      (76)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (7)      80      (33)      (18)
                                                     ======   ======   ======    ======

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

        MFS(R)
       INVESTORS          MFS(R)
         TRUST           RESEARCH        T. ROWE PRICE
       SERIES--          SERIES--        EQUITY INCOME
     INITIAL CLASS     INITIAL CLASS       PORTFOLIO
    ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------
        10        6        4        7      105      166
       (28)     (53)     (32)     (84)     (81)    (134)
    ------   ------   ------   ------   ------   ------
       (18)     (47)     (28)     (77)      24       32
    ======   ======   ======   ======   ======   ======
        13       16       15       28      243      143
       (23)     (26)     (32)     (71)     (82)    (105)
    ------   ------   ------   ------   ------   ------
       (10)     (10)     (17)     (43)     161       38
    ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999.


                                                                                MAINSTAY VP
                                                                                   BOND--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 41,042   $ 46,620   $ 47,865   $ 32,640   $ 35,121
Units Outstanding.......................................       2,485      2,912      3,231      2,376      2,772
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.7%       4.4%       5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 38,609   $ 41,985   $ 37,118   $ 26,843   $ 29,092
Units Outstanding.......................................       2,337      2,623      2,506      1,954      2,296
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.8%       4.7%       5.6%


                                                                                MAINSTAY VP
                                                                               CONVERTIBLE--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 21,812   $ 15,632   $ 18,165   $ 18,477   $ 15,551
Units Outstanding.......................................       1,293      1,118      1,181      1,160        915
Variable Accumulation Unit Value........................    $  16.87   $  13.99   $  15.39   $  15.93   $  16.99
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.5%       2.7%       3.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 17,661   $ 12,721   $ 14,279   $ 14,151   $ 10,572
Units Outstanding.......................................       1,049        912        931        891        624
Variable Accumulation Unit Value........................    $  16.83   $  13.95   $  15.34   $  15.89   $  16.95
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.6%       2.7%       3.6%


                                                                                MAINSTAY VP
                                                                                   GROWTH
                                                                                  EQUITY--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 76,639   $ 69,575   $111,911   $155,720   $159,724
Units Outstanding.......................................       3,264      3,696      4,445      5,062      4,954
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.0%       0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 89,598   $ 76,672   $115,917   $149,085   $148,880
Units Outstanding.......................................       3,816      4,073      4,605      4,847      4,618
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.1%       0.9%       0.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                      MAINSTAY VP
                       INITIAL CLASS                                         CASH MANAGEMENT
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $162,444   $148,622   $260,390   $391,389   $458,213   $ 27,888   $ 46,990   $ 52,540   $ 40,116   $ 58,742
       7,820      8,969     10,729     12,222     12,611     20,884     34,967     39,115     30,612     46,932
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%
    $190,775   $164,115   $274,149   $390,194   $441,013   $ 32,002   $ 45,521   $ 46,590   $ 34,555   $ 59,715
       9,184      9,904     11,296     12,184     12,137     23,965     33,873     34,686     26,368     47,710
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
               INCOME--                                  GOVERNMENT--
            INITIAL CLASS                               INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  7,511   $  5,089   $  2,564   $ 47,553   $ 69,501   $ 51,150   $ 39,319   $ 68,787
         704        607        258      2,819      4,144      3,307      2,677      5,186
    $  10.67   $   8.38   $   9.94   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (0.6%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.1%       2.0%       3.5%       3.4%       4.4%
    $  8,130   $  5,308   $  1,576   $ 40,019   $ 52,350   $ 34,663   $ 26,217   $ 38,114
         773        643        161      2,373      3,121      2,241      1,784      2,873
    $  10.52   $   8.26   $   9.80   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (2.0%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.3%       1.9%       3.8%       3.6%       4.4%


                        MAINSTAY VP                                            MAINSTAY VP
                         HIGH YIELD                                              INDEXED
                      CORPORATE BOND--                                           EQUITY--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $150,241   $104,452   $122,288   $126,771   $155,130   $146,296   $127,742   $198,864   $258,393   $296,442
       7,248      6,783      7,999      8,588      9,761      5,621      6,211      7,423      8,368      8,592
    $  20.73   $  15.40   $  15.29   $  14.76   $  15.89   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.9%       9.5%      10.8%                             1.3%       1.2%       0.9%
    $108,307   $ 75,161   $ 81,685   $ 84,097   $100,712   $171,087   $142,842   $209,565   $258,158   $288,936
       5,231      4,886      5,349      5,703      6,344      6,574      6,945      7,823      8,360      8,375
    $  20.71   $  15.38   $  15.27   $  14.75   $  15.88   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.8%       9.9%      10.9%                             1.3%       1.2%       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           MainStay VP
                                                                          International
                                                                            Equity--
                                                                          Initial Class
                                                           -------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $9,245   $6,847   $7,779   $9,775   $12,680
Units Outstanding.......................................      607      577      619      660       692
Variable Accumulation Unit Value........................   $15.22   $11.86   $12.57   $14.81   $ 18.31
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.3%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $8,147   $6,192   $6,335   $8,082   $10,019
Units Outstanding.......................................      535      522      504      545       547
Variable Accumulation Unit Value........................   $15.23   $11.87   $12.58   $14.82   $ 18.32
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.4%     1.3%


                                                                               MainStay VP
                                                                              Total Return--
                                                                              Initial Class
                                                           ----------------------------------------------------
                                                             2003       2002       2001       2000       1999
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $113,786   $109,940   $163,607   $216,119   $246,863
Units Outstanding.......................................      5,524      6,305      7,727      8,998      9,703
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $121,853   $112,541   $157,572   $195,651   $217,421
Units Outstanding.......................................      5,915      6,454      7,442      8,146      8,546
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.9%       2.3%       2.4%

                                                                          MainStay VP
                                                                            Dreyfus
                                                                             Large
                                                                            Company
                                                                            Value--
                                                                         Initial Class
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,648   $2,073   $3,229   $2,879   $2,380
Units Outstanding.......................................      253      250      296      249      216
Variable Accumulation Unit Value........................   $10.49   $ 8.30   $10.90   $11.57   $10.99
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $3,649   $2,693   $3,502   $3,147   $2,402
Units Outstanding.......................................      343      320      317      268      216
Variable Accumulation Unit Value........................   $10.63   $ 8.41   $11.05   $11.72   $11.14
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



             MainStay VP                MainStay VP                MainStay VP
               Mid Cap                    Mid Cap                   Small Cap
               Core--                     Growth--                  Growth--
            Initial Class              Initial Class              Initial Class
      -------------------------   ------------------------   -----------------------
       2003     2002      2001     2003     2002     2001     2003     2002    2001
      ------------------------------------------------------------------------------
      $2,859   $ 1,250   $  388   $5,892   $  682   $  278   $5,197   $1,381   $ 725
         262       153       41      609      101       29      541      201      77
      $10.91   $  8.16   $ 9.49   $ 9.67   $ 6.77   $ 9.60   $ 9.60   $ 6.87   $9.45
       33.7%    (14.1%)   (5.1%)   42.9%   (29.5%)   (4.0%)   39.9%   (27.4%)  (5.5%)
        0.6%      0.4%     0.6%       --       --       --       --       --      --
      $2,806   $ 1,381   $  227   $4,925   $  635   $  385   $4,771   $1,421   $ 918
         257       169       24      500       92       39      489      203      96
      $10.93   $  8.17   $ 9.51   $ 9.85   $ 6.89   $ 9.78   $ 9.77   $ 6.98   $9.61
       33.7%    (14.1%)   (4.9%)   42.9%   (29.5%)   (2.2%)   39.9%   (27.4%)  (3.9%)
        0.6%      0.4%     0.7%       --       --       --       --       --      --

                                                                       MainStay VP
                                                                         American
                                                                         Century
                        MainStay VP                                      Income &
                          Value--                                        Growth--
                       Initial Class                                  Initial Class
      -----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999      2003     2002     2001     2000     1999
      --------------------------------------------------------------------------------------------
      $52,162   $45,782   $67,728   $69,989   $71,689   $4,797   $3,770   $5,537   $6,863   $7,246
        2,796     3,086     3,557     3,643     4,158      464      463      540      604      562
      $ 18.65   $ 14.84   $ 19.04   $ 19.21   $ 17.24   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.5%      1.3%      1.4%                         1.5%     1.0%     0.8%
      $56,255   $46,850   $65,494   $64,042   $64,967   $5,379   $4,026   $5,449   $6,127   $6,320
        3,007     3,149     3,430     3,324     3,758      520      494      531      540      491
      $ 18.71   $ 14.88   $ 19.09   $ 19.27   $ 17.29   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.6%      1.3%      1.4%                         1.5%     1.0%     0.8%

                       MainStay VP                                    MainStay VP
                       Eagle Asset                                        Lord
                        Management                                       Abbett
                          Growth                                       Developing
                         Equity--                                       Growth--
                      Initial Class                                  Initial Class
      ----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999     2003     2002     2001     2000     1999
      -------------------------------------------------------------------------------------------
      $ 8,487   $ 7,167   $13,064   $31,171   $6,150   $2,275   $1,150   $2,131   $2,785   $2,600
          668       713       921     1,810      317      248      171      222      266      198
      $ 12.71   $ 10.05   $ 14.18   $ 17.22   $19.38   $ 9.18   $ 6.72   $ 9.58   $10.47   $13.11
        26.4%    (29.1%)   (17.6%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --
      $10,395   $ 8,264   $14,072   $21,032   $6,595   $2,776   $1,512   $2,371   $3,176   $2,334
          811       815       983     1,211      337      302      225      247      303      178
      $ 12.82   $ 10.14   $ 14.31   $ 17.37   $19.55   $ 9.20   $ 6.73   $ 9.60   $10.50   $13.14
        26.4%    (29.1%)   (17.8%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               Alger
                                                                              American
                                                                               Small
                                                                          Capitalization--
                                                                           Class O Shares
                                                           ----------------------------------------------
                                                            2003      2002     2001      2000      1999
                                                           ----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,788   $7,752   $12,031   $20,098   $19,592
Units Outstanding.......................................     1,127    1,254     1,417     1,648     1,154
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.98
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,742   $7,697   $11,471   $17,694   $15,723
Units Outstanding.......................................     1,237    1,245     1,352     1,451       926
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.97
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%


                                                                             FIDELITY(R)
                                                                                 VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                           -----------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $47,782   $39,960   $49,755   $62,679   $65,214
Units Outstanding.......................................     2,584     2,741     3,054     3,332     3,195
Variable Accumulation Unit Value........................   $ 18.49   $ 14.58   $ 16.29   $ 18.81   $ 20.41
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $65,135   $52,702   $62,180   $74,681   $73,194
Units Outstanding.......................................     3,592     3,685     3,891     4,048     3,657
Variable Accumulation Unit Value........................   $ 18.13   $ 14.30   $ 15.98   $ 18.45   $ 20.02
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.8%      0.8%

                                                                              Janus Aspen
                                                                                Series
                                                                               Worldwide
                                                                               Growth--
                                                                         Institutional Shares
                                                           -------------------------------------------------
                                                            2003      2002      2001       2000       1999
                                                           -------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $48,340   $46,780   $75,000   $112,441   $105,142
Units Outstanding.......................................     3,265     3,867     4,559      5,233      4,073
Variable Accumulation Unit Value........................   $ 14.80   $ 12.10   $ 16.45   $  21.49   $  25.81
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $58,703   $53,620   $82,282   $117,641   $107,877
Units Outstanding.......................................     3,957     4,424     4,992      5,465      4,171
Variable Accumulation Unit Value........................   $ 14.83   $ 12.12   $ 16.48   $  21.53   $  25.86
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                                                          Dreyfus IP
                       Calvert                            Technology
                        Social                             Growth--
                       Balanced                         Initial Shares
      ------------------------------------------   ------------------------
       2003     2002     2001     2000     1999     2003     2002     2001
      ---------------------------------------------------------------------
      $3,387   $2,646   $3,485   $4,189   $4,466   $1,938   $  595   $  261
         195      179      205      226      230      216       99       26
      $17.40   $14.78   $17.04   $18.55   $19.40   $ 8.95   $ 6.01   $10.05
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)    0.5%
        2.2%     2.6%     3.6%                         --       --       --
      $5,280   $4,530   $5,403   $5,717   $5,746   $2,579   $  878   $  645
         303      306      317      308      296      297      151       66
      $17.42   $14.79   $17.06   $18.57   $19.42   $ 8.69   $ 5.83   $ 9.75
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)   (2.5%)
        2.0%     2.7%     3.7%                         --       --       --


                                                          FIDELITY(R)                       JANUS ASPEN
                      FIDELITY(R) VIP                         VIP                             SERIES
                      EQUITY-INCOME--                      MID CAP--                        BALANCED--
                       INITIAL CLASS                    SERVICE CLASS 2                INSTITUTIONAL SHARES
      -----------------------------------------------   ---------------   -----------------------------------------------
       2003      2002      2001      2000      1999          2003          2003      2002      2001      2000      1999
      -------------------------------------------------------------------------------------------------------------------
      $25,421   $21,694   $30,023   $34,017   $31,368       $  431        $54,194   $57,185   $70,409   $81,758   $66,858
        1,556     1,708     1,938     2,060     2,033           38          2,834     3,367     3,828     4,183     3,300
      $ 16.34   $ 12.70   $ 15.49   $ 16.52   $ 15.43       $11.24        $ 19.12   $ 16.99   $ 18.39   $ 19.55   $ 20.26
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        12.4%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.9%      1.8%      1.9%                               --           2.2%      2.4%      2.6%
      $27,839   $21,702   $28,160   $29,719   $28,289       $  338        $77,365   $72,705   $81,831   $85,386   $68,823
        1,716     1,721     1,831     1,813     1,847           30          4,035     4,269     4,437     4,357     3,387
      $ 16.22   $ 12.61   $ 15.38   $ 16.39   $ 15.32       $11.43        $ 19.17   $ 17.03   $ 18.44   $ 19.60   $ 20.32
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        14.3%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.8%      1.8%      1.7%                               --           2.2%      2.4%      2.6%

                        MFS(R)
                      INVESTORS
                        TRUST                                        MFS(R)
                       SERIES--                                RESEARCH SERIES--
                    INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------   ------------------------------------------
       2003     2002     2001     2000     1999     2003     2002     2001     2000     1999
      ---------------------------------------------------------------------------------------
      $1,479   $1,356   $2,158   $2,729   $2,381   $1,882   $1,734   $3,076   $3,995   $2,175
         175      193      240      252      217      212      240      317      320      164
      $ 8.45   $ 7.01   $ 8.99   $10.83   $10.99   $ 8.89   $ 7.22   $ 9.69   $12.47   $13.27
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.6%     0.6%     0.5%                       0.7%     0.3%       --
      $1,899   $1,650   $2,207   $2,673   $2,399   $2,537   $2,180   $3,339   $3,891   $2,171
         219      229      239      240      212      289      306      349      316      166
      $ 8.69   $ 7.21   $ 9.24   $11.13   $11.30   $ 8.77   $ 7.13   $ 9.57   $12.31   $13.10
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.7%     0.5%     0.5%                       0.7%     0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          T. Rowe Price
                                                                              Equity
                                                                              Income
                                                                            Portfolio
                                                           --------------------------------------------
                                                            2003      2002     2001      2000     1999
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $12,398   $9,768   $11,020   $6,827   $4,089
Units Outstanding.......................................     1,007      982       950      590      394
Variable Accumulation Unit Value........................   $ 12.32   $ 9.94   $ 11.59   $11.58   $10.37
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.7%     1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $12,581   $8,546   $ 9,525   $5,604   $4,047
Units Outstanding.......................................     1,014      853       815      480      387
Variable Accumulation Unit Value........................   $ 12.41   $10.02   $ 11.68   $11.67   $10.45
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.8%     1.6%      1.5%


                                                                            Van Eck
                                                                           Worldwide
                                                                             Hard
                                                                            Assets
                                                           -----------------------------------------
                                                            2003     2002     2001     2000    1999
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,288   $  967   $  450   $  504   $ 531
Units Outstanding.......................................      105      113       50       50      58
Variable Accumulation Unit Value........................   $12.30   $ 8.59   $ 8.95   $10.13   $9.21
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.5%     0.4%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,550   $1,148   $  472   $  466   $ 356
Units Outstanding.......................................      124      132       52       45      38
Variable Accumulation Unit Value........................   $12.49   $ 8.72   $ 9.09   $10.29   $9.36
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.4%     0.4%     1.0%

                                                                           Van Kampen
                                                                              UIF
                                                                        Emerging Markets
                                                                            Equity--
                                                                            Class I
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $5,895   $3,951   $4,807   $5,962   $8,207
Units Outstanding.......................................      564      558      611      699      578
Variable Accumulation Unit Value........................   $10.45   $ 7.08   $ 7.87   $ 8.53   $14.21
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.2%
Investment Income Ratio.................................       --       --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $6,767   $4,819   $5,504   $6,288   $7,307
Units Outstanding.......................................      642      676      694      732      510
Variable Accumulation Unit Value........................   $10.53   $ 7.13   $ 7.93   $ 8.59   $14.32
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.3%
Investment Income Ratio.................................       --       --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets and Van Kampen UIF Emerging Markets Equity (Class I) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $281,491,655     $415,078,798     $240,252,733

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        975,985        1,377,139          850,799
    Administrative charges..................................         86,074          156,122           75,148
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $196,826,934     $377,778,664     $163,924,962
    Series II Policies......................................      1,536,010          976,001        3,795,633
    Series III Policies.....................................     64,492,060       25,919,084       50,235,964
    Series IV Policies......................................     17,219,042        8,811,868       16,441,223
    Series V Policies.......................................        355,550           59,920        2,061,058
    Series VI Policies......................................             --               --        2,867,946
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.60     $      16.26     $       1.26
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.68     $       6.11     $       1.04
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.43     $       5.57     $       1.03
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.10     $       9.34     $       0.99
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.80     $      11.47     $       0.99
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $284,161,133     $609,781,783     $240,260,046
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $225,571,667      $108,998,352      $250,740,814      $321,145,238       $781,539,107      $629,673,231      $ 49,420,626

          744,765           367,536           904,960         1,084,918          2,571,527         2,106,182           163,694
           70,535            29,738            78,826           116,546            252,333           221,589            14,731
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $169,401,723      $ 60,032,730      $169,700,725      $278,264,551       $617,550,735      $535,415,018      $ 34,845,056
        1,598,769           678,336         1,957,393         1,076,570          4,850,580         1,788,250           424,752
       41,468,924        30,860,627        59,898,565        31,600,772        118,929,937        70,811,691        10,624,757
       12,094,335        11,462,658        17,692,012         8,754,461         35,842,156        19,066,553         3,285,353
          192,616           301,990           508,333           247,420          1,541,839           263,948            62,283
               --                --                --                --                 --                --                --
               --         5,264,737                --                --                 --                --                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $      16.81      $      10.53      $      15.17      $      20.33       $      20.42      $      20.74      $      15.63
     ============      ============      ============      ============       ============      ============      ============
     $       9.50      $      10.45      $      12.07      $       7.10       $      12.95      $       7.87      $       9.54
     ============      ============      ============      ============       ============      ============      ============
     $       9.10      $      10.63      $      11.94      $       7.14       $      12.73      $       7.65      $       9.57
     ============      ============      ============      ============       ============      ============      ============
     $      11.17      $      10.29      $      10.78      $      10.07       $      12.99      $      10.37      $      11.30
     ============      ============      ============      ============       ============      ============      ============
     $      12.44      $      10.37      $      10.52      $      11.37       $      13.75      $      12.39      $      12.49
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $228,463,133      $ 95,120,552      $257,542,935      $405,439,495       $754,934,893      $717,959,063      $ 41,642,306
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 40,295,500     $ 60,695,252     $ 66,428,112

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        139,474          197,908          219,594
    Administrative charges..................................         11,431           15,767           18,035
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 20,056,137     $ 31,975,772     $ 35,348,343
    Series II Policies......................................        169,895          198,156          426,344
    Series III Policies.....................................     11,573,045       17,706,361       17,969,552
    Series IV Policies......................................      4,278,444        5,924,322        7,513,804
    Series V Policies.......................................         45,152          106,641          125,736
    Series VI Policies......................................             --               --               --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      4,021,922        4,570,325        4,806,704
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      10.73     $       9.14     $       9.61
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      11.57     $      11.68     $       9.86
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      11.13     $       9.32     $       9.56
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      10.88     $      10.01     $      10.35
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.90     $      14.50     $      11.55
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 33,451,207     $ 52,231,692     $ 54,980,971
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $265,255,934      $252,411,214      $ 54,148,915      $ 49,770,097      $118,372,306      $ 33,087,455       $ 73,565,190

          871,156           848,719           182,966           168,488           393,173           112,893            255,876
           94,855            85,030            18,415            14,771            40,425            11,000             25,846
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $233,916,898      $202,324,162      $ 44,045,243      $ 34,700,757      $ 97,271,033      $ 19,240,137       $60,347,28 1
        1,895,161         1,071,648           309,133           374,346           633,190           225,438            417,902
       21,510,490        36,810,977         7,574,438        11,629,940        16,376,702         5,666,582         10,454,791
        6,661,945        11,040,621         2,017,889         2,835,354         3,610,169         1,394,271          2,009,805
          305,429           230,057               831            46,441            47,614             8,299             53,689
               --                --                --                --                --                --                 --
               --                --                --                --                --         6,428,835                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $      17.01      $      18.22      $      10.07      $      10.18      $      12.44      $       8.30       $       8.63
     ============      ============      ============      ============      ============      ============       ============
     $       7.83      $      10.64      $       8.33      $       9.43      $       6.96      $       7.95       $       6.05
     ============      ============      ============      ============      ============      ============       ============
     $       7.50      $      10.17      $       8.17      $       9.31      $       5.95      $       7.99       $       5.61
     ============      ============      ============      ============      ============      ============       ============
     $      10.29      $       9.63      $      10.34      $      10.07      $       9.97      $      10.54       $      11.49
     ============      ============      ============      ============      ============      ============       ============
     $      11.67      $      10.43      $      11.44      $      13.28      $      12.08      $      13.13       $      13.52
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $312,941,517      $256,545,046      $ 56,310,038      $ 48,379,852      $161,542,876      $ 34,556,127       $ 65,284,259
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,557,892     $    394,811     $  4,039,805

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,142            1,502           16,183
    Administrative charges..................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $         --     $         --     $         --
    Series II Policies......................................             --               --               --
    Series III Policies.....................................      2,414,573          361,331        3,889,221
    Series IV Policies......................................             --               --               --
    Series V Policies.......................................             --               --               --
    Series VI Policies......................................        133,177           31,978          134,401
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       8.24     $      10.16     $       8.13
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.29     $      12.59     $      10.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,390,927     $    317,294     $  3,777,272
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
     $  1,503,759      $ 39,185,735      $ 30,948,307      $348,451,969      $226,324,755      $647,368,020

            6,001           129,021           104,816         1,172,793           759,108         2,189,150
               --            11,704             7,345           122,395            74,264           228,565
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $ 27,683,129      $ 17,740,484      $291,995,341      $179,593,774      $541,658,519
               --           125,261           182,486         1,321,231           876,892         2,620,416
        1,411,906         8,418,633        10,675,905        41,756,895        36,551,550        79,153,982
               --         2,279,058         2,205,573        11,684,897         8,098,792        21,003,960
               --            69,851            31,698           398,417           370,375           513,428
           85,852           469,078                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $      16.73      $       8.75      $      18.44      $      16.07      $      19.17
     ============      ============      ============      ============      ============      ============
     $         --      $       8.71      $      10.67      $       9.69      $      10.46      $       9.94
     ============      ============      ============      ============      ============      ============
     $       7.48      $       8.46      $       8.89      $       9.31      $      10.30      $       9.36
     ============      ============      ============      ============      ============      ============
     $         --      $      10.85      $      10.65      $      10.93      $      10.47      $      10.33
     ============      ============      ============      ============      ============      ============
     $         --      $      11.81      $      14.17      $      12.99      $      10.54      $      10.72
     ============      ============      ============      ============      ============      ============
     $      11.78      $      10.80      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============
     $  1,325,792      $ 42,134,866      $ 27,033,952      $351,283,357      $220,147,608      $696,376,267
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $294,660,871     $ 32,136,685     $ 41,069,235

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,002,517          109,775          138,838
    Administrative charges..................................        112,938           10,376           13,805
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $266,038,707     $ 24,571,808     $ 33,394,846
    Series II Policies......................................      1,136,224          340,194          306,806
    Series III Policies.....................................     20,011,225        5,794,625        6,172,368
    Series IV Policies......................................      6,274,886        1,236,039        1,035,007
    Series V Policies.......................................         84,374           73,868            7,565
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      14.70     $       8.52     $       8.84
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       6.27     $       7.55     $       6.27
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       5.75     $       7.43     $       6.00
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       9.52     $       9.80     $       9.69
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.13     $      12.46     $      11.82
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $462,648,906     $ 35,506,755     $ 54,420,307
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  2,151,853      $  8,339,716      $173,151,584      $ 18,110,097      $ 40,606,593

               8,105            27,263           586,919            57,916           133,174
                 395             1,778            50,663             4,282            13,559
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $    869,987      $  4,336,129      $117,893,849      $ 10,239,249      $ 33,055,195
              15,925            69,468         1,524,115           190,123           697,420
           1,138,057         3,203,607        41,614,651         5,745,470         5,409,110
             104,184           619,296        11,020,235         1,461,248         1,279,211
              15,200            82,175           461,152            63,455            18,924
                  --                --                --           348,354                --
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $       9.01      $       8.49      $      12.25      $      12.72      $      10.46
        ============      ============      ============      ============      ============
        $      10.62      $       8.75      $      11.70      $      12.62      $       7.55
        ============      ============      ============      ============      ============
        $       8.49      $       8.81      $      11.45      $      12.79      $       8.77
        ============      ============      ============      ============      ============
        $      13.64      $      12.22      $      10.17      $      12.04      $      11.62
        ============      ============      ============      ============      ============
        $      12.22      $      11.85      $      10.36      $      15.24      $      14.95
        ============      ============      ============      ============      ============
        $         --      $         --      $         --      $      13.42      $         --
        ============      ============      ============      ============      ============
        $  1,760,232      $  7,498,859      $157,810,480      $ 14,076,561      $ 40,088,707
        ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                                   BOND--         APPRECIATION--     CONVERTIBLE--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 18,941,930       $ 14,929,391       $ 22,679,603

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          50,616             39,486             57,364
    Administrative charges..................................           2,741              2,228              3,362
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,928,687       $  2,759,547       $  3,817,332
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       6,344,021          5,334,317          7,798,273
    Series IV Policies......................................       5,866,660          4,522,004          7,040,181
    Series V Policies.......................................         406,643             85,801            533,306
    Series VI Policies......................................       3,342,562          2,186,008          3,429,785
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $       9.91       $      11.15       $      10.99
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.91       $      11.26       $      11.03
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.92       $      11.14       $      10.94
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.83       $      10.98       $      10.91
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.89       $      11.12       $      10.85
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 19,909,146       $ 14,022,189       $ 21,741,928
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP                           MAINSTAY VP         HIGH YIELD        MAINSTAY VP        MAINSTAY VP
         EQUITY          MAINSTAY VP           GROWTH           CORPORATE           INDEXED         INTERNATIONAL
        INCOME--         GOVERNMENT--         EQUITY--            BOND--            EQUITY--           EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $ 16,652,432       $ 13,142,328       $  9,825,268       $ 76,633,149       $ 38,215,590       $  8,603,386

            42,658             35,676             26,102            194,565             97,127             21,502
             2,224              2,356              1,599             11,970              6,160              1,225
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $  2,399,475       $  2,650,681       $  1,841,526       $ 10,501,050       $  6,828,019       $  1,339,837
                --                 --                 --                 --                 --                 --
         6,442,796          4,086,876          3,093,844         28,302,309         13,604,362          2,932,528
         5,125,156          4,146,705          3,340,320         25,511,548         11,687,631          2,848,538
           121,519            420,525             37,730          2,900,866          1,343,565             78,476
         2,518,604          1,799,509          1,484,147          9,210,841          4,648,726          1,381,280
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $      11.60       $       9.75       $      11.40       $      11.41       $      11.26       $      11.74
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.72       $       9.69       $      11.34       $      11.35       $      11.20       $      11.55
      ============       ============       ============       ============       ============       ============
      $      11.59       $       9.76       $      11.40       $      11.47       $      11.26       $      11.60
      ============       ============       ============       ============       ============       ============
      $      11.51       $       9.74       $      11.32       $      11.36       $      11.24       $      11.28
      ============       ============       ============       ============       ============       ============
      $      11.57       $       9.73       $      11.38       $      11.39       $      11.24       $      11.37
      ============       ============       ============       ============       ============       ============
      $ 15,254,867       $ 13,603,849       $  9,164,923       $ 77,060,182       $ 35,870,989       $  7,873,214
      ============       ============       ============       ============       ============       ============


       MAINSTAY VP
         MID CAP
          CORE--
      SERVICE CLASS
     ----------------
       $  8,452,485
             21,487
              1,313
       ------------
       $  8,429,685
       ============
       $  1,476,689
                 --
          2,774,125
          2,676,982
            182,618
          1,319,271
       ------------
       $  8,429,685
       ============
       $      11.80
       ============
       $         --
       ============
       $      11.72
       ============
       $      11.73
       ============
       $      11.78
       ============
       $      11.64
       ============
       $  7,792,473
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                                  MID CAP           SMALL CAP            TOTAL
                                                                  GROWTH--           GROWTH--           RETURN--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 15,782,007       $ 13,654,247       $ 11,718,281

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          39,035             33,856             29,993
    Administrative charges..................................           2,287              1,952              1,529
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,376,133       $  2,354,900       $  1,835,410
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       5,125,372          4,734,537          4,276,405
    Series IV Policies......................................       5,111,200          4,234,902          3,248,182
    Series V Policies.......................................         186,489             92,630            159,163
    Series VI Policies......................................       2,941,491          2,201,470          2,167,599
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      12.07       $      12.24       $      10.73
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $      11.82       $      12.32       $      10.71
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      11.83       $      12.01       $      10.86
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $      11.61       $      11.71       $      10.57
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      12.05       $      12.21       $      10.56
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 14,725,822       $ 12,729,700       $ 11,399,845
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                           AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
                           CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN
      MAINSTAY VP           INCOME            COMPANY             GROWTH           DEVELOPING           SMALL
        VALUE--           & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
    ---------------------------------------------------------------------------------------------------------------
      $ 14,555,134       $  3,964,304       $  5,722,509       $  7,134,548       $  4,249,899       $  4,368,568

            37,929             10,266             14,680             18,886             10,714              9,838
             2,218                540                832                908                589                665
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $  2,571,892       $    503,305       $    820,893       $    820,021       $    637,332       $    670,576
                --                 --                 --                 --                 --                 --
         5,057,908          1,437,244          1,807,339          2,736,879          1,458,094          1,576,259
         4,598,124          1,388,520          2,039,361          2,232,605          1,358,322          1,594,368
           160,283             23,962            132,665             60,418             63,982             22,090
         2,126,780            600,467            906,739          1,264,831            720,866            494,772
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $      11.55       $      11.07       $      11.32       $      11.11       $      11.63       $      12.16
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.38       $      11.29       $      11.08       $      11.47       $      12.15
      ============       ============       ============       ============       ============       ============
      $      11.72       $      11.32       $      11.29       $      11.09       $      11.62       $      12.11
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.19       $      11.21       $      10.77       $      11.41       $      11.96
      ============       ============       ============       ============       ============       ============
      $      11.52       $      11.23       $      11.28       $      11.06       $      11.77       $      12.15
      ============       ============       ============       ============       ============       ============
      $ 13,476,739       $  3,695,137       $  5,316,202       $  6,733,272       $  4,087,202       $  4,103,371
      ============       ============       ============       ============       ============       ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      SERVICE SHARES
     ----------------
       $  8,216,750
             21,256
              1,198
       ------------
       $  8,194,296
       ============
       $  1,226,378
                 --
          2,882,982
          2,683,507
             99,542
          1,301,887
       ------------
       $  8,194,296
       ============
       $      11.77
       ============
       $         --
       ============
       $      11.67
       ============
       $      11.68
       ============
       $      11.64
       ============
       $      11.65
       ============
       $  7,749,646
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                               FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN
                                                   VIP                VIP                VIP               SERIES
                                             CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--
                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $ 19,266,269       $ 17,293,382       $  5,073,547       $ 24,706,059

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....          47,674             42,987              8,708             66,549
    Administrative charges.................           2,896              2,641                645              3,907
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $  3,715,408       $  2,887,693       $  2,237,229       $  4,308,274
    Series II Policies.....................              --                 --                884                 --
    Series III Policies....................       7,143,032          5,732,982          1,206,920          8,227,854
    Series IV Policies.....................       5,521,044          4,826,845          1,081,562          7,589,914
    Series V Policies......................         316,475            822,934             39,063            440,682
    Series VI Policies.....................       2,519,740          2,977,300            498,536          4,068,879
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
    Series I variable accumulation unit
      value................................    $      11.69       $      11.53       $      11.27       $      10.52
                                               ============       ============       ============       ============
    Series II variable accumulation unit
      value................................    $         --       $         --       $      10.17       $         --
                                               ============       ============       ============       ============
    Series III variable accumulation unit
      value................................    $      11.59       $      11.37       $      11.23       $      10.57
                                               ============       ============       ============       ============
    Series IV variable accumulation unit
      value................................    $      11.82       $      11.48       $      11.41       $      10.51
                                               ============       ============       ============       ============
    Series V variable accumulation unit
      value................................    $      11.48       $      11.54       $      10.77       $      10.50
                                               ============       ============       ============       ============
    Series VI variable accumulation unit
      value................................    $      11.49       $      11.44       $      11.43       $      10.51
                                               ============       ============       ============       ============
Identified Cost of Investment..............    $ 17,933,084       $ 15,792,975       $  4,776,452       $ 23,788,962
                                               ============       ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                     NEUBERGER
      JANUS ASPEN           MFS(R)                                                     BERMAN
         SERIES           INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE
       WORLDWIDE            TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY
        GROWTH--           SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II
    -----------------------------------------------------------------------------------------------------------------
      $  7,190,436       $  1,122,060       $  1,779,131        $    158,147        $    520,012       $ 17,875,231

            18,831              2,933              5,048                 259               1,443             23,397
             1,111                170                275                  16                 121              2,748
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $  1,397,674       $    135,394       $    381,921        $      3,248        $      6,122       $  2,505,846
                --                 --                 --                  --                  --                 --
         2,542,406            314,404            637,442              80,322             105,243          5,783,339
         2,225,544            468,692            460,107              62,558             268,997          5,370,233
            21,616             13,100             15,428              11,041              81,978            932,600
           983,254            187,367            278,910                 703              56,108          3,257,068
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $      11.53       $      10.86       $      11.02        $      10.83        $      10.91       $      11.20
      ============       ============       ============        ============        ============       ============
      $         --       $         --       $         --        $         --        $         --       $         --
      ============       ============       ============        ============        ============       ============
      $      11.45       $      10.94       $      10.95        $      11.41        $      10.98       $      11.16
      ============       ============       ============        ============        ============       ============
      $      11.44       $      10.97       $      10.75        $      11.46        $      11.32       $      11.23
      ============       ============       ============        ============        ============       ============
      $      11.31       $      10.92       $      11.05        $      11.50        $      11.12       $      11.13
      ============       ============       ============        ============        ============       ============
      $      11.23       $      10.88       $      11.13        $      11.39        $      11.13       $      11.16
      ============       ============       ============        ============        ============       ============
      $  6,638,353       $  1,052,659       $  1,659,816        $    146,971        $    492,371       $ 16,551,492
      ============       ============       ============        ============        ============       ============

        VAN KAMPEN
           UIF
         EMERGING
         MARKETS
         EQUITY--
         CLASS II
    ----------------------------------------------------------
       $  2,877,060
              5,629
                272
       ------------
       $  2,871,159
       ============
       $    423,808
                 --
          1,421,611
            729,045
                 64
            296,631
       ------------
       $  2,871,159
       ============
       $      13.71
       ============
       $         --
       ============
       $      13.20
       ============
       $      13.65
       ============
       $      10.57
       ============
       $      13.25
       ============
       $  2,642,078
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  11,549,843       $     820,426       $   2,106,947
  Mortality and expense risk charges...................       (3,974,431)         (4,669,596)         (4,136,336)
  Administrative charges...............................         (359,840)           (534,349)           (352,932)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................        7,215,572          (4,383,519)         (2,382,321)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       61,395,208          43,994,528         922,365,690
  Cost of investments sold.............................      (59,050,277)        (80,114,794)       (922,369,397)
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........        2,344,931         (36,120,266)             (3,707)
  Realized gain distribution received..................        6,901,429                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (7,897,548)        124,526,805             (11,386)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................        1,348,812          88,406,539             (15,093)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,564,384       $  84,023,020       $  (2,397,414)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             MID CAP            SMALL CAP
                                                              CORE--             GROWTH--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $     144,593       $          --      $            --
  Mortality and expense risk charges...................         (384,897)           (454,492)            (558,158)
  Administrative charges...............................          (32,907)            (36,968)             (46,427)
                                                           -------------       -------------      ---------------
      Net investment income (loss).....................         (273,211)           (491,460)            (604,585)
                                                           -------------       -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................        3,450,282           2,348,747            5,190,139
  Cost of investments sold.............................       (3,569,781)         (2,856,206)          (6,343,502)
                                                           -------------       -------------      ---------------
      Net realized gain (loss) on investments..........         (119,499)           (507,459)          (1,153,363)
  Realized gain distribution received..................               --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................        9,303,191          13,281,925           16,529,663
                                                           -------------       -------------      ---------------
      Net gain (loss) on investments...................        9,183,692          12,774,466           15,376,300
                                                           -------------       -------------      ---------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,910,481       $  12,283,006      $    14,771,715
                                                           =============       =============      ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
    $   4,680,950    $     927,085    $  11,784,538    $   3,005,229    $  51,697,275    $   7,447,545    $     778,554
       (2,449,729)      (1,107,925)      (4,166,480)      (3,627,232)      (8,127,463)      (6,916,612)        (502,332)
         (237,279)         (91,069)        (374,175)        (392,449)        (815,290)        (738,605)         (43,798)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,993,942         (271,909)       7,243,883       (1,014,452)      42,754,522         (207,672)         232,424
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       13,118,691        5,101,135      131,425,599       32,209,887       84,299,039       54,709,781      173,525,716
      (15,760,387)      (5,728,098)    (123,766,697)     (47,031,247)    (100,624,688)     (68,164,538)    (171,167,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (2,641,696)        (626,963)       7,658,902      (14,821,360)     (16,325,649)     (13,454,757)       2,357,779
               --               --               --               --               --               --               --
       36,619,539       22,832,096      (14,553,572)      79,633,960      154,499,618      143,135,055        9,017,599
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       33,977,843       22,205,133       (6,894,670)      64,812,600      138,173,969      129,680,298       11,375,378
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $  35,971,785    $  21,933,224    $     349,213    $  63,798,148    $ 180,928,491    $ 129,472,626    $  11,607,802
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP          ALGER
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            AMERICAN
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT            SMALL
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING     CAPITALIZATION--
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--          CLASS O
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $   4,613,858    $   3,409,548    $     677,986    $     350,627    $     180,953    $          --     $          --
       (3,069,242)      (2,768,349)        (613,864)        (564,710)      (1,323,557)        (335,457)         (782,458)
         (339,065)        (281,492)         (64,214)         (51,931)        (138,726)         (33,879)          (80,210)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
        1,205,551          359,707              (92)        (266,014)      (1,281,330)        (369,336)         (862,668)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       25,055,692       19,363,042       14,066,881       12,608,436       13,728,623        5,646,486        33,414,552
      (28,685,923)     (25,253,322)     (16,614,783)     (14,884,201)     (25,923,812)      (7,853,411)      (34,974,644)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (3,630,231)      (5,890,280)      (2,547,902)      (2,275,765)     (12,195,189)      (2,206,925)       (1,560,092)
               --               --               --               --               --               --                --
       42,560,872       56,473,800       14,161,573       12,758,701       37,495,332       10,620,501        23,309,923
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       38,930,641       50,583,520       11,613,671       10,482,936       25,300,143        8,413,576        21,749,831
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
    $  40,136,192    $  50,943,227    $  11,613,579    $  10,216,922    $  24,018,813    $   8,044,240     $  20,887,163
    =============    =============    =============    =============    =============    =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                 AMSOUTH         AMSOUTH
                                                                ENHANCED      INTERNATIONAL      AMSOUTH
                                                                 MARKET          EQUITY         LARGE CAP
                                                                  FUND            FUND            FUND
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     14,548    $      1,929    $       7,284
  Mortality and expense risk charges........................       (29,772)         (3,381)         (49,963)
  Administrative charges....................................            --              --               --
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       (15,224)         (1,452)         (42,679)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       165,483          20,062          234,618
  Cost of investments sold..................................      (191,913)        (20,647)        (279,826)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............       (26,430)           (585)         (45,208)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       506,867         100,070          780,271
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       480,437          99,485          735,063
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    465,213    $     98,033    $     692,384
                                                              =============   =============   =============

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  3,064,075    $    187,226    $     241,292
  Mortality and expense risk charges........................    (3,441,828)       (374,322)        (475,593)
  Administrative charges....................................      (385,467)        (35,895)         (47,784)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................      (763,220)       (222,991)        (282,085)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................   128,111,609       3,936,782        4,988,105
  Cost of investments sold..................................  (143,347,477)     (5,541,357)      (9,652,400)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............   (15,235,868)     (1,604,575)      (4,664,295)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    71,930,077       7,223,602       12,606,535
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................    56,694,209       5,619,027        7,942,240
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ 55,930,989    $  5,396,036    $   7,660,155
                                                              =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              FIDELITY(R)        JANUS
                                     DREYFUS IP                                   VIP            ASPEN
                                     TECHNOLOGY          FIDELITY(R)            EQUITY-         SERIES
       AMSOUTH         CALVERT        GROWTH--               VIP               INCOME--       BALANCED--
       MID CAP         SOCIAL          INITIAL      CONTRAFUND(R)--INITIAL      INITIAL      INSTITUTIONAL
        FUND          BALANCED         SHARES               CLASS                CLASS          SHARES
    ------------------------------------------------------------------------------------------------------
    $         249   $     693,963   $          --       $   1,300,702        $   3,203,082   $  13,810,365
          (16,961)       (415,112)       (234,530)         (3,752,505)          (2,397,515)     (7,998,661)
               --         (39,432)        (16,686)           (399,351)            (238,986)       (846,052)
    -------------   -------------   -------------       -------------        -------------   -------------
          (16,712)        239,419        (251,216)         (2,851,154)             566,581       4,965,652
    -------------   -------------   -------------       -------------        -------------   -------------
           72,823       2,918,970      10,351,830          20,979,666           16,540,667      77,319,975
          (96,687)     (3,897,682)    (10,359,890)        (24,053,950)         (21,247,254)    (85,610,259)
    -------------   -------------   -------------       -------------        -------------   -------------
          (23,864)       (978,712)         (8,060)         (3,074,284)          (4,706,587)     (8,290,284)
               --              --              --                  --                   --              --
          359,670       5,993,240       6,316,256          77,663,065           52,748,569      76,608,412
    -------------   -------------   -------------       -------------        -------------   -------------
          335,806       5,014,528       6,308,196          74,588,781           48,041,982      68,318,128
    -------------   -------------   -------------       -------------        -------------   -------------
    $     319,094   $   5,253,947   $   6,056,980       $  71,737,627        $  48,608,563   $  73,283,780
    =============   =============   =============       =============        =============   =============

                                                                         VAN
                      NEUBERGER                                        KEMPER
       MFS(R)          BERMAN          T. ROWE                           UIF
      UTILITIES          AMT            PRICE          VAN ECK        EMERGING
      SERIES--         MID-CAP         EQUITY         WORLDWIDE        MARKETS
       INITIAL        GROWTH--         INCOME           HARD          EQUITY--
        CLASS          CLASS I        PORTFOLIO        ASSETS          CLASS I
    -----------------------------------------------------------------------------
    $      28,295   $          --   $   2,414,061   $      44,052   $         --
          (21,144)        (65,056)     (1,831,075)       (148,442)      (454,295)
             (940)         (4,278)       (161,466)        (11,648)       (39,309)
    -------------   -------------   -------------   -------------   -------------
            6,211         (69,334)        421,520        (116,038)      (493,604)
    -------------   -------------   -------------   -------------   -------------
          436,954         836,384      10,454,084       3,520,631    410,915,295
         (420,792)     (1,031,309)    (11,984,053)     (3,596,073)  (411,378,455)
    -------------   -------------   -------------   -------------   -------------
           16,162        (194,925)     (1,529,969)        (75,442)      (463,160)
               --              --              --              --             --
          426,467       1,368,333      32,535,177       4,670,344     16,827,765
    -------------   -------------   -------------   -------------   -------------
          442,629       1,173,408      31,005,208       4,594,902     16,364,605
    -------------   -------------   -------------   -------------   -------------
    $     448,840   $   1,104,074   $  31,426,728   $   4,478,864   $ 15,871,001
    =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL          MAINSTAY VP
                                                                 BOND--        APPRECIATION--     CONVERTIBLE--
                                                              SERVICE CLASS    SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    743,954      $     17,855      $    435,267
  Mortality and expense risk charges........................       (70,943)          (50,277)          (72,435)
  Administrative charges....................................        (3,965)           (2,884)           (4,265)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       669,046           (35,306)          358,567
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       465,502            94,206           345,813
  Cost of investments sold..................................      (474,935)          (90,409)         (335,654)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        (9,433)            3,797            10,159
  Realized gain distribution received.......................       451,604                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (967,216)          907,201           937,676
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................      (525,045)          910,998           947,835
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    144,001      $    875,692      $  1,306,402
                                                              ============      ============      ============

                                                                MAINSTAY
                                                                   VP                              MAINSTAY VP
                                                                 MID CAP        MAINSTAY VP           TOTAL
                                                                 GROWTH          SMALL CAP          RETURN--
                                                                --SERVICE         GROWTH--           SERVICE
                                                                  CLASS        SERVICE CLASS          CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --      $         --      $    190,318
  Mortality and expense risk charges........................       (47,977)          (40,607)          (36,660)
  Administrative charges....................................        (2,931)           (2,377)           (1,916)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       (50,908)          (42,984)          151,742
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       433,649         1,068,448           244,588
  Cost of investments sold..................................      (417,032)         (966,831)         (236,168)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        16,617           101,617             8,420
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,056,186           924,548           318,435
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................     1,072,803         1,026,165           326,855
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  1,021,895      $    983,181      $    478,597
                                                              ============      ============      ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------------
    $     129,803    $     592,512    $      83,168    $   4,839,419    $     418,947    $     126,929    $      25,163
          (51,961)         (52,284)         (32,905)        (251,794)        (121,441)         (25,362)         (27,218)
           (2,774)          (3,515)          (2,049)         (15,537)          (7,879)          (1,484)          (1,688)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           75,068          536,713           48,214        4,572,088          289,627          100,083           (3,743)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           63,626          660,552          146,681        1,525,658          193,455           38,494           54,309
          (60,802)        (684,291)        (138,306)      (1,450,432)        (184,828)         (37,910)         (50,002)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
            2,824          (23,739)           8,375           75,226            8,627              584            4,307
               --               --               --               --               --               --               --
        1,397,565         (461,521)         660,345         (427,034)       2,344,601          730,172          660,013
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,400,389         (485,260)         668,720         (351,808)       2,353,228          730,756          664,320
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,475,457    $      51,453    $     716,934    $   4,220,280    $   2,642,855    $     830,839    $     660,577
    =============    =============    =============    =============    =============    =============    =============

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                        AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                        CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
     MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
       VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $     180,366    $      46,610    $      35,132    $       5,864    $          --     $          --     $          --
          (45,605)         (12,232)         (17,834)         (23,406)         (13,948)          (12,097)          (27,360)
           (2,750)            (646)          (1,046)          (1,173)            (815)             (860)           (1,590)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
          132,011           33,732           16,252          (18,715)         (14,763)          (12,957)          (28,950)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           82,026           97,939           49,002          176,410           95,052            25,986           326,134
          (76,448)         (95,791)         (47,466)        (167,952)         (85,145)          (22,663)         (295,607)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
            5,578            2,148            1,536            8,458            9,907             3,323            30,527
               --               --               --               --               --                --                --
        1,078,395          269,166          406,307          401,277          162,697           265,197           467,105
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
        1,083,973          271,314          407,843          409,735          172,604           268,520           497,632
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $   1,215,984    $     305,046    $     424,095    $     391,020    $     157,841     $     255,563     $     468,682
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                            FIDELITY
                                                         FIDELITY             VIP
                                                           VIP              EQUITY-             FIDELITY
                                                     CONTRAFUND(R)--        INCOME--            MID CAP--
                                                         SERVICE            SERVICE              SERVICE
                                                         CLASS 2            CLASS 2            CLASS 2(A)
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $          --        $          --
  Mortality and expense risk charges...............         (58,921)           (50,861)              (8,496)
  Administrative charges...........................          (3,712)            (3,194)                (632)
                                                      -------------      -------------        -------------
      Net investment income (loss).................         (62,633)           (54,055)              (9,128)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................         122,893            178,136              101,553
  Cost of investments sold.........................        (115,196)          (168,458)             (95,701)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......           7,697              9,678                5,852
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................       1,333,185          1,500,408              297,094
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............       1,340,882          1,510,086              302,946
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting from operations................   $   1,278,249      $   1,456,031        $     293,818
                                                      =============      =============        =============


                                                                                               VAN KEMPER
                                                        NEUBERGER                                  UIF
                                                          BERMAN         T. ROWE PRICE          EMERGING
                                                       AMT MID-CAP           EQUITY              MARKETS
                                                         GROWTH--            INCOME             EQUITY--
                                                         CLASS S         PORTFOLIO--II          CLASS II
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $      86,224        $          --
  Mortality and expense risk charges...............          (1,719)           (54,658)              (6,206)
  Administrative charges...........................            (148)            (3,415)                (316)
                                                      -------------      -------------        -------------
      Net investment income (loss).................          (1,867)            28,151               (6,522)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................           3,419            144,148              778,041
  Cost of investments sold.........................          (3,188)          (155,259)            (747,542)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......             231            (11,111)              30,499
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................          27,641          1,323,740              234,981
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............          27,872          1,312,629              265,480
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting
          from operations..........................   $      26,005      $   1,340,780        $     258,958
                                                      =============      =============        =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     JANUS ASPEN       JANUS ASPEN           MFS(R)
        SERIES            SERIES           INVESTORS            MFS(R)             MFS(R)
      BALANCED--        WORLDWIDE            TRUST             RESEARCH          UTILITIES
       SERVICE           GROWTH--           SERIES--           SERIES--           SERIES--
        SHARES        SERVICE SHARES     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ------------------------------------------------------------------------------------------
    $     221,733     $      15,332      $          --      $          --      $          --
          (87,649)          (23,124)            (3,858)            (6,306)              (276)
           (5,285)           (1,376)              (230)              (358)               (19)
    -------------     -------------      -------------      -------------      -------------
          128,799            (9,168)            (4,088)            (6,664)              (295)
    -------------     -------------      -------------      -------------      -------------
          447,279           127,175             61,526             26,119                 55
         (441,623)         (121,687)           (58,761)           (25,229)               (51)
    -------------     -------------      -------------      -------------      -------------
            5,656             5,488              2,765                890                  4
               --                --                 --                 --                 --
          917,096           552,083             69,400            119,316             11,177
    -------------     -------------      -------------      -------------      -------------
          922,752           557,571             72,165            120,206             11,181
    -------------     -------------      -------------      -------------      -------------
    $   1,051,551     $     548,403      $      68,077      $     113,542      $      10,886
    =============     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                                MainStay VP                     MainStay VP
                                                                  Bond--                  Capital Appreciation--
                                                               Initial Class                   Initial Class
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,215,572   $   8,426,157   $  (4,383,519)  $  (5,901,118)
    Net realized gain (loss) on investments..........      2,344,931          58,620     (36,120,266)    (34,743,882)
    Realized gain distribution received..............      6,901,429         233,898              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (7,897,548)      8,108,625     124,526,805    (136,533,157)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,564,384      16,827,300      84,023,020    (177,178,157)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     27,998,983      22,698,154      13,756,524      20,002,373
    Policyowners' surrenders.........................    (22,829,622)    (18,659,971)    (26,025,735)    (33,834,434)
    Policyowners' annuity and death benefits.........     (3,615,530)     (1,877,155)     (3,609,006)     (3,499,736)
    Net transfers from (to) Fixed Account............     30,817,008      49,922,575       4,381,706       9,673,496
    Transfers between Investment Divisions...........    (27,798,097)     30,450,426      (6,205,878)    (34,533,541)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      4,572,742      82,534,029     (17,702,389)    (42,191,842)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (29,135)        (43,736)       (225,539)        542,816
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     13,107,991      99,317,593      66,095,092    (218,827,183)
NET ASSETS:
    Beginning of year................................    267,321,605     168,004,012     347,450,445     566,277,628
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 280,429,596   $ 267,321,605   $ 413,545,537   $ 347,450,445
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                               GOVERNMENT--                   GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,243,883   $   5,390,206   $  (1,014,452)  $  (1,669,012)
    Net realized gain (loss) on investments..........      7,658,902         615,057     (14,821,360)    (18,358,255)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (14,553,572)      8,468,925      79,633,960     (77,213,593)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................        349,213      14,474,188      63,798,148     (97,240,860)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     36,408,480      29,239,923       8,696,940      16,914,515
    Policyowners' surrenders.........................    (25,702,933)    (15,219,477)    (18,695,005)    (20,726,809)
    Policyowners' annuity and death benefits.........     (3,575,499)     (1,831,078)     (2,570,812)     (2,871,423)
    Net transfers from (to) Fixed Account............     30,884,972      36,365,858       7,317,206      20,899,208
    Transfers between Investment Divisions...........    (77,738,480)    100,294,927      (7,804,493)    (24,720,884)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    (39,723,460)    148,850,153     (13,056,164)    (10,505,393)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (2,434)        (43,402)       (174,487)        334,241
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (39,376,681)    163,280,939      50,567,497    (107,412,012)
NET ASSETS:
    Beginning of year................................    289,133,709     125,852,770     269,376,277     376,788,289
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 249,757,028   $ 289,133,709   $ 319,943,774   $ 269,376,277
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP
                                             MAINSTAY VP                       EQUITY
             MAINSTAY VP                    CONVERTIBLE--                     INCOME--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (2,382,321)  $    (356,280)  $   1,993,942   $   2,316,697   $    (271,909)  $      10,461
           (3,707)         13,086      (2,641,696)     (4,009,987)       (626,963)       (568,479)
               --           1,683              --              --              --              --
          (11,386)          3,220      36,619,539     (14,037,265)     22,832,096      (9,400,818)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,397,414)       (338,291)     35,971,785     (15,730,555)     21,933,224      (9,958,836)
    -------------   -------------   -------------   -------------   -------------   -------------
       91,921,924      65,509,532      11,688,770      13,180,691       8,327,340      12,264,938
      (89,747,775)    (67,271,529)    (11,062,735)    (10,195,994)     (4,062,659)     (2,236,825)
       (2,566,655)     (2,621,797)     (1,707,037)     (1,654,179)       (367,802)       (178,902)
      (22,083,503)      8,484,029      13,853,012      23,249,524      12,774,041      25,274,711
      (99,899,729)     52,451,053      18,271,370      (6,319,609)      6,311,646      19,520,044
    -------------   -------------   -------------   -------------   -------------   -------------
     (122,375,738)     56,551,288      31,043,380      18,260,433      22,982,566      54,643,966
    -------------   -------------   -------------   -------------   -------------   -------------
           (6,141)        (12,423)        (95,928)         57,336         (51,070)         32,236
    -------------   -------------   -------------   -------------   -------------   -------------
     (124,779,293)     56,200,574      66,919,237       2,587,214      44,864,720      44,717,366
      364,106,079     307,905,505     157,837,130     155,249,916      63,736,358      19,018,992
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 239,326,786   $ 364,106,079   $ 224,756,367   $ 157,837,130   $ 108,601,078   $  63,736,358
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--                INDEXED EQUITY--             INTERNATIONAL EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  42,754,522   $  42,874,069   $    (207,672)  $    (983,686)  $     232,424   $      29,191
      (16,325,649)    (48,737,236)    (13,454,757)     (9,893,975)      2,357,779      (2,939,379)
               --              --              --       1,895,714              --              --
      154,499,618       8,317,876     143,135,055    (150,872,602)      9,017,599       2,050,357
    -------------   -------------   -------------   -------------   -------------   -------------
      180,928,491       2,454,709     129,472,626    (159,854,549)     11,607,802        (859,831)
    -------------   -------------   -------------   -------------   -------------   -------------
       50,502,071      32,045,589      23,543,660      34,119,908       2,959,690       2,271,983
      (49,650,185)    (38,103,155)    (34,117,892)    (41,068,168)     (3,998,483)     (1,340,511)
       (6,855,642)     (6,119,436)     (6,350,583)     (6,133,078)       (387,058)       (260,564)
       29,310,933      34,120,715      18,600,028      33,096,197       4,047,033       3,135,377
      104,645,503       3,418,033       4,358,941     (34,570,031)      6,898,494       3,994,182
    -------------   -------------   -------------   -------------   -------------   -------------
      127,952,680      25,361,746       6,034,154     (14,555,172)      9,519,676       7,800,467
    -------------   -------------   -------------   -------------   -------------   -------------
         (576,598)         44,104        (351,440)        584,548         (30,837)          9,868
    -------------   -------------   -------------   -------------   -------------   -------------
      308,304,573      27,860,559     135,155,340    (173,825,173)     21,096,641       6,950,504
      470,410,674     442,550,115     492,190,120     666,015,293      28,145,560      21,195,056
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 778,715,247   $ 470,410,674   $ 627,345,460   $ 492,190,120   $  49,242,201   $  28,145,560
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  MID CAP                         MID CAP
                                                                  CORE--                         GROWTH--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (273,211)  $    (140,255)  $    (491,460)  $    (186,803)
    Net realized gain (loss) on investments..........       (119,499)       (374,217)       (507,459)       (215,836)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      9,303,191      (2,220,456)     13,281,925      (4,536,431)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,910,481      (2,734,928)     12,283,006      (4,939,070)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      3,426,285       3,295,024       4,642,376       4,457,048
    Policyowners' surrenders.........................     (1,055,053)       (707,677)     (1,185,695)       (484,135)
    Policyowners' annuity and death benefits.........        (47,339)        (46,829)       (355,515)        (73,967)
    Net transfers from (to) Fixed Account............      4,369,105       6,414,612       6,376,086       7,790,497
    Transfers between Investment Divisions...........      6,053,190       6,523,782      21,922,052       1,869,852
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (1,341,645)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     11,404,543      15,478,912      31,399,304      13,559,295
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (22,359)          8,014         (28,759)         13,912
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     20,292,665      12,751,998      43,653,551       8,634,137
NET ASSETS:
    Beginning of year................................     19,851,930       7,099,932      16,828,026       8,193,889
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  40,144,595   $  19,851,930   $  60,481,577   $  16,828,026
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  DREYFUS                       EAGLE ASSET
                                                               LARGE COMPANY                    MANAGEMENT
                                                                  VALUE--                     GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (266,014)  $    (360,558)  $  (1,281,330)  $  (1,599,563)
    Net realized gain (loss) on investments..........     (2,275,765)     (1,136,189)    (12,195,189)    (22,057,136)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     12,758,701     (11,310,942)     37,495,332     (18,871,432)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     10,216,922     (12,807,689)     24,018,813     (42,528,131)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      2,121,033       2,823,428       4,134,989       6,917,327
    Policyowners' surrenders.........................     (2,043,915)     (2,053,664)     (6,086,894)     (7,858,857)
    Policyowners' annuity and death benefits.........       (332,180)       (380,376)     (1,105,021)       (894,194)
    Net transfers from (to) Fixed Account............      3,605,517       6,450,674       3,249,687       7,779,730
    Transfers between Investment Divisions...........      3,085,364      (1,749,083)        670,352     (12,748,184)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (8,611,688)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     (2,175,869)      5,090,979         863,113      (6,804,178)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (28,326)         43,725         (61,418)        147,221
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............      8,012,727      (7,672,985)     24,820,508     (49,185,088)
NET ASSETS:
    Beginning of year................................     41,574,111      49,247,096      93,118,200     142,303,288
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  49,586,838   $  41,574,111   $ 117,938,708   $  93,118,200
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                                               MAINSTAY VP
             SMALL CAP                    MAINSTAY VP                   MAINSTAY VP                AMERICAN CENTURY
             GROWTH--                   TOTAL RETURN--                    VALUE--                  INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)          2003         2002(a)          2003         2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (604,585)  $   (288,408)  $  1,205,551   $  2,482,695   $    359,707   $    101,495   $        (92)  $   (162,146)
      (1,153,363)      (868,154)    (3,630,231)      (900,175)    (5,890,280)    (3,734,875)    (2,547,902)    (1,088,373)
              --             --             --             --             --        343,792             --             --
      16,529,663     (5,368,934)    42,560,872    (55,904,745)    56,473,800    (52,715,057)    14,161,573    (11,257,981)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,771,715     (6,525,496)    40,136,192    (54,322,225)    50,943,227    (56,004,645)    11,613,579    (12,508,500)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,877,710      5,417,939      8,518,075     12,339,816      9,797,374     18,219,110      2,103,564      2,641,037
      (1,991,471)    (1,175,027)   (16,927,438)   (20,285,317)   (15,800,613)   (13,843,177)    (2,790,642)    (2,621,720)
        (782,400)       (69,751)    (3,122,813)    (3,404,162)    (1,852,667)    (2,063,606)      (404,451)      (356,407)
       7,467,466     10,429,559      4,992,559      6,612,908     10,673,410     30,731,867      2,697,580      4,808,762
      16,552,766      3,982,883      2,187,879    (17,200,168)     1,172,233     (6,193,239)     1,956,397     (2,049,229)
              --             --             --             --             --             --     (8,547,910)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      26,124,071     18,585,603     (4,351,738)   (21,936,923)     3,989,737     26,850,955     (4,985,462)     2,422,443
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (35,935)        18,915       (110,501)       170,735       (127,474)       211,006        (31,349)        48,253
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,859,851     12,079,022     35,673,953    (76,088,413)    54,805,490    (28,942,684)     6,596,768    (10,037,804)
      25,330,632     13,251,610    228,615,970    304,704,383    196,671,975    225,614,659     47,350,766     57,388,570
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 66,190,483   $ 25,330,632   $264,289,923   $228,615,970   $251,477,465   $196,671,975   $ 53,947,534   $ 47,350,766
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                      ALGER
            LORD ABBETT                    AMERICAN
            DEVELOPING                       SMALL                        AMSOUTH                       AMSOUTH
             GROWTH--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)        2003(b)        2002(a)        2003(b)        2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (369,336)  $   (320,655)  $   (862,668)  $   (869,217)  $    (15,224)  $    (15,106)  $     (1,452)  $     (2,674)
      (2,206,925)    (1,645,932)    (1,560,092)   (11,478,603)       (26,430)       (85,251)          (585)       (35,827)
              --             --             --             --             --             --             --
      10,620,501     (6,237,398)    23,309,923     (8,183,074)       506,867       (336,281)       100,070        (12,840)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,044,240     (8,203,985)    20,887,163    (20,530,894)       465,213       (436,638)        98,033        (51,341)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,333,300      1,555,247      2,608,627      2,954,776         69,921        602,804          4,873        159,216
      (1,128,990)      (939,721)    (4,750,529)    (3,405,220)       (93,264)      (165,467)       (11,245)        (1,866)
        (170,538)      (105,555)      (523,087)      (524,486)        (5,011)      (101,899)            --             --
       1,581,719      1,156,733      1,933,607      3,563,096        350,589        594,101         86,875          3,409
       5,612,694       (513,401)     2,985,461     (4,049,008)       199,229        (43,888)        75,722        (86,013)
      (1,887,174)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,341,011      1,153,303      2,254,079     (1,460,842)       521,464        885,651        156,225         74,746
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (18,342)        26,836        (57,511)        71,007         (1,367)         1,463           (314)           218
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,366,909     (7,023,846)    23,083,731    (21,920,729)       985,310        450,476        253,944         23,623
      19,596,653     26,620,499     50,199,737     72,120,466      1,562,440      1,111,964        139,365        115,742
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 32,963,562   $ 19,596,653   $ 73,283,468   $ 50,199,737   $  2,547,750   $  1,562,440   $    393,309   $    139,365
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002


                                                                        AmSouth                         AmSouth
                                                                    Large Cap Fund                   Mid Cap Fund
                                                             -----------------------------   -----------------------------
                                                                2003(b)         2002(a)         2003(b)         2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (42,679)  $     (32,077)  $     (16,712)  $     (11,064)
    Net realized gain (loss) on investments................        (45,208)        (93,043)        (23,864)        (26,000)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        780,271        (548,806)        359,670        (150,238)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        692,384        (673,926)        319,094        (187,302)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         85,877         663,341          93,604         356,566
    Policyowners' surrenders...............................       (212,202)       (249,213)        (47,231)        (38,554)
    Policyowners' annuity and death benefits...............        (19,127)            (18)           (565)             --
    Net transfers from (to) Fixed Account..................        720,622       1,028,687         219,190         189,028
    Transfers between Investment Divisions.................        231,887        (128,394)         88,106          (9,203)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................        807,057       1,314,403         353,104         497,837
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (1,927)          2,373            (838)            688
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................      1,497,514         642,850         671,360         311,223
NET ASSETS:
    Beginning of year......................................      2,526,108       1,883,258         826,398         515,175
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $   4,023,622   $   2,526,108   $   1,497,758   $     826,398
                                                             =============   =============   =============   =============

                                                                      Janus Aspen                     Janus Aspen
                                                                        Series                          Series
                                                                      Balanced--                  Worldwide Growth--
                                                                 Institutional Shares            Institutional Shares
                                                             -----------------------------   -----------------------------
                                                                 2003           2002(a)          2003           2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,965,652   $   6,716,469   $    (763,220)  $  (1,719,786)
    Net realized gain (loss) on investments................     (8,290,284)      2,707,941     (15,235,868)    (16,077,361)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     76,608,412     (62,206,513)     71,930,077     (86,686,068)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     73,283,780     (52,782,103)     55,930,989    (104,483,215)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................     23,016,998      39,015,590       8,565,902      14,576,401
    Policyowners' surrenders...............................    (40,684,487)    (43,144,584)    (17,178,053)    (20,341,899)
    Policyowners' annuity and death benefits...............     (5,758,129)     (6,031,215)     (2,295,628)     (2,560,686)
    Net transfers from (to) Fixed Account..................     22,230,570      55,406,562       4,677,762      12,038,194
    Transfers between Investment Divisions.................    (27,330,412)    (28,150,818)    (23,041,266)    (30,324,194)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................    (28,525,460)     17,095,535     (29,271,283)    (26,612,184)
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................       (203,148)        206,054        (154,832)        377,749
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................     44,555,172     (35,480,514)     26,504,874    (130,717,650)
NET ASSETS:
    Beginning of year......................................    600,395,133     635,875,647     267,040,542     397,758,192
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $ 644,950,305   $ 600,395,133   $ 293,545,416   $ 267,040,542
                                                             =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     239,419   $     400,940   $    (251,216)  $     (91,691)  $  (2,851,154)  $  (1,640,872)  $     566,581   $     465,463
         (978,712)     (1,285,632)         (8,060)       (784,663)     (3,074,284)     (3,204,601)     (4,706,587)     (7,059,406)
               --              --              --              --              --              --              --       4,144,386
        5,993,240      (3,329,468)      6,316,256      (2,653,322)     77,663,065     (27,337,803)     52,748,569     (35,697,937)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,253,947      (4,214,160)      6,056,980      (3,529,676)     71,737,627     (32,183,276)     48,608,563     (38,147,494)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,634,452       2,347,413       2,889,939       1,883,098      12,036,604      15,132,643       7,217,772      12,589,099
       (1,775,298)     (1,943,927)     (1,750,594)       (451,769)    (18,113,205)    (17,590,147)    (13,147,263)    (12,282,973)
         (426,011)       (403,510)       (523,350)        (95,536)     (3,146,918)     (2,593,900)     (2,522,229)     (2,287,543)
        2,892,282       3,761,864       2,215,354       2,940,310      14,657,470      20,029,474       9,011,341      24,335,650
        2,093,259      (1,611,324)     14,589,127       2,810,186       8,049,260     (10,144,196)      8,708,855      (4,843,418)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,418,684       2,150,516      17,420,476       7,086,289      13,483,211       4,833,874       9,268,476      17,510,815
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (13,904)         14,245         (13,910)          9,350        (199,895)        127,294        (130,233)        154,617
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,658,727      (2,049,399)     23,463,546       3,565,963      85,020,943     (27,222,108)     57,746,806     (20,482,062)
       27,386,283      29,435,682       7,372,600       3,806,637     262,135,838     289,357,946     167,744,577     188,226,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  39,045,010   $  27,386,283   $  30,836,146   $   7,372,600   $ 347,156,781   $ 262,135,838   $ 225,491,383   $ 167,744,577
    =============   =============   =============   =============   =============   =============   =============   =============

               MFS(R)                                                          MFS(R)                     NEUBERGER BERMAN
              INVESTORS                        MFS(R)                         UTILITIES                          AMT
           TRUST SERIES--                 RESEARCH SERIES--                   SERIES--                         MID-CAP
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  GROWTH--CLASS I
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (222,991)  $    (273,007)  $    (282,085)  $    (486,683)  $       6,211   $       7,089   $     (69,334)  $     (27,511)
       (1,604,575)     (2,594,462)     (4,664,295)     (8,468,022)         16,162        (125,455)       (194,925)        (60,285)
               --              --              --              --              --              --              --              --
        7,223,602      (5,326,780)     12,606,535      (4,091,609)        426,467         (27,232)      1,368,333        (557,953)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,396,036      (8,194,249)      7,660,155     (13,046,314)        448,840        (145,598)      1,104,074        (645,749)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          895,386       2,408,914       1,226,447       1,540,618          22,366         205,255         147,242         497,105
       (1,611,515)     (2,216,932)     (2,025,330)     (2,337,459)       (104,866)       (138,440)       (272,161)       (134,446)
         (394,980)       (568,429)       (291,143)       (485,420)        (20,832)             --         (29,572)        (16,859)
        1,359,702       4,395,598       1,086,641       2,847,962         468,628         563,809         875,524       1,867,923
         (834,702)     (2,974,318)     (1,257,567)     (6,570,408)        590,358        (138,992)      3,441,423         829,316
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (586,109)      1,044,833      (1,260,952)     (5,004,707)        955,654         491,632       4,162,456       3,043,039
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (14,576)         29,895         (20,566)         47,938          (1,207)            635          (2,836)          1,790
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,795,351      (7,119,521)      6,378,637     (18,003,083)      1,403,287         346,669       5,263,694       2,399,080
       27,221,183      34,340,704      34,537,955      52,541,038         740,066         393,397       3,046,981         647,901
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,016,534   $  27,221,183   $  40,916,592   $  34,537,955   $   2,143,353   $     740,066   $   8,310,675   $   3,046,981
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                  Van Eck
                                                               T. Rowe Price                     Worldwide
                                                                  Equity                           Hard
                                                             Income Portfolio                     Assets
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     421,520   $     324,257   $    (116,038)  $     (72,490)
    Net realized gain (loss) on investments..........     (1,529,969)     (3,020,615)        (75,442)       (555,541)
    Realized gain distribution received..............             --         115,918              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     32,535,177     (16,792,258)      4,670,344        (371,780)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     31,426,728     (19,372,698)      4,478,864        (999,811)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      8,988,647      14,114,112       2,302,435       1,031,243
    Policyowners' surrenders.........................     (7,703,430)     (7,417,923)       (959,101)       (563,324)
    Policyowners' annuity and death benefits.........     (1,173,937)     (1,480,499)       (232,312)       (180,925)
    Net transfers from (to) Fixed Account............     13,285,554      30,489,156       1,491,196       1,795,782
    Transfers between Investment Divisions...........     11,156,473       4,109,856       2,024,174       4,090,054
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     24,553,307      39,814,702       4,626,392       6,172,830
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (84,219)         86,003         (12,446)          4,897
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     55,895,816      20,528,007       9,092,810       5,177,916
NET ASSETS:
    Beginning of year................................    116,618,186      96,090,179       8,955,089       3,777,173
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 172,514,002   $ 116,618,186   $  18,047,899   $   8,955,089
                                                       =============   =============   =============   =============

                                                                Van Kampen
                                                                    UIF
                                                             Emerging Markets
                                                                 Equity--
                                                                  Class I
                                                       -----------------------------
                                                           2003           2002(a)
                                                       -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (493,604)  $    (480,356)
    Net realized gain (loss) on investments..........       (463,160)     (1,324,415)
    Realized gain distribution received..............             --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     16,827,765       1,026,842
                                                       -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     15,871,001        (777,929)
                                                       -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,178,764       2,027,022
    Policyowners' surrenders.........................     (2,253,626)     (3,707,217)
    Policyowners' annuity and death benefits.........       (185,044)       (187,905)
    Net transfers from (to) Fixed Account............      1,322,283       1,506,146
    Transfers between Investment Divisions...........     (1,193,319)     (4,549,358)
                                                       -------------   -------------
      Net contributions and (withdrawals)............     (1,130,942)     (4,911,312)
                                                       -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (41,230)         12,568
                                                       -------------   -------------
        Increase (decrease) in net assets............     14,698,829      (5,676,673)
NET ASSETS:
    Beginning of year................................     25,761,031      31,437,704
                                                       -------------   -------------
    End of year......................................  $  40,459,860   $  25,761,031
                                                       =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2003
and December 31, 2002

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     669,046      $     (35,306)     $     358,567
    Net realized gain (loss) on investments...........          (9,433)             3,797             10,159
    Realized gain distribution received...............         451,604                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................        (967,216)           907,201            937,676
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         144,001            875,692          1,306,402
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............      16,184,310         12,149,453         17,816,107
    Policyowners' surrenders..........................        (134,737)           (55,367)           (93,399)
    Policyowners' annuity and death benefits..........         (22,694)                --             (2,472)
    Net transfers from (to) Fixed Account.............       2,804,694          1,409,906          3,058,428
    Transfers between Investment Divisions............         (86,376)           509,713            536,450
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............      18,745,197         14,013,705         21,315,114
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................            (625)            (1,720)            (2,639)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............      18,888,573         14,887,677         22,618,877
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $  18,888,573      $  14,887,677      $  22,618,877
                                                         =============      =============      =============

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     100,083      $      (3,743)     $     (50,908)
    Net realized gain (loss) on investments...........             584              4,307             16,617
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................         730,172            660,013          1,056,186
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         830,839            660,577          1,021,895
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............       6,487,226          6,647,592         12,366,489
    Policyowners' surrenders..........................         (20,173)           (24,107)           (42,443)
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............         777,923            754,227          1,429,279
    Transfers between Investment Divisions............         506,598            392,621            967,172
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............       7,751,574          7,770,333         14,720,497
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................          (1,754)            (1,225)            (1,707)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............       8,580,659          8,429,685         15,740,685
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $   8,580,659      $   8,429,685      $  15,740,685
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $      75,068      $     536,713      $      48,214      $   4,572,088      $     289,627
             2,824            (23,739)             8,375             75,226              8,627
                --                 --                 --                 --                 --
         1,397,565           (461,521)           660,345           (427,034)         2,344,601
     -------------      -------------      -------------      -------------      -------------
         1,475,457             51,453            716,934          4,220,280          2,642,855
     -------------      -------------      -------------      -------------      -------------
        12,558,709         11,550,843          7,989,297         62,557,554         30,225,134
          (148,820)          (111,045)           (30,782)          (510,614)          (126,507)
            (9,982)           (21,357)                --            (16,408)                --
         1,967,194          1,798,730            864,374          6,778,138          3,826,016
           767,872           (163,918)           259,250          3,406,645          1,550,382
     -------------      -------------      -------------      -------------      -------------
        15,134,973         13,053,253          9,082,139         72,215,315         35,475,025
     -------------      -------------      -------------      -------------      -------------
            (2,880)              (410)            (1,506)            (8,981)            (5,577)
     -------------      -------------      -------------      -------------      -------------
        16,607,550         13,104,296          9,797,567         76,426,614         38,112,303
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $  16,607,550      $  13,104,296      $   9,797,567      $  76,426,614      $  38,112,303
     =============      =============      =============      =============      =============

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $     (42,984)     $     151,742      $     132,011       $      33,732      $      16,252
           101,617              8,420              5,578               2,148              1,536
                --                 --                 --                  --                 --
           924,548            318,435          1,078,395             269,166            406,307
     -------------      -------------      -------------       -------------      -------------
           983,181            478,597          1,215,984             305,046            424,095
     -------------      -------------      -------------       -------------      -------------
        10,104,785          9,409,022         11,071,138           2,939,211          4,252,337
           (63,684)           (64,750)           (45,141)            (20,244)           (12,409)
                --             (1,839)            (1,873)                 --                 --
         1,588,488          1,240,638          1,672,577             494,253            786,074
         1,007,218            626,032            604,755             235,857            257,778
     -------------      -------------      -------------       -------------      -------------
        12,636,807         11,209,103         13,301,456           3,649,077          5,283,780
     -------------      -------------      -------------       -------------      -------------
            (1,549)              (941)            (2,453)               (625)              (878)
     -------------      -------------      -------------       -------------      -------------
        13,618,439         11,686,759         14,514,987           3,953,498          5,706,997
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
     $  13,618,439      $  11,686,759      $  14,514,987       $   3,953,498      $   5,706,997
     =============      =============      =============       =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             MainStay VP        MainStay VP
                                                             Eagle Asset        Lord Abbett       Alger American
                                                              Management         Developing           Small
                                                           Growth Equity--        Growth--       Capitalization--
                                                            Service Class      Service Class      Class S Shares
                                                           ----------------   ----------------   ----------------
                                                                 2003               2003               2003
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................   $     (18,715)     $     (14,763)     $     (12,957)
   Net realized gain (loss) on investments...............           8,458              9,907              3,323
   Realized gain distribution received...................              --                 --                 --
   Change in unrealized appreciation (depreciation) on
     investments.........................................         401,277            162,697            265,197
                                                            -------------      -------------      -------------
     Net increase (decrease) in net assets resulting from
       operations........................................         391,020            157,841            255,563
                                                            -------------      -------------      -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................       5,659,004          3,453,771          3,487,235
   Policyowners' surrenders..............................         (26,883)           (22,215)           (12,836)
   Policyowners' annuity and death benefits..............              --                 --                 --
   Net transfers from (to) Fixed Account.................         760,252            385,802            381,569
   Transfers between Investment Divisions................         332,119            263,554            246,929
                                                            -------------      -------------      -------------
     Net contributions and (withdrawals).................       6,724,492          4,080,912          4,102,897
                                                            -------------      -------------      -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (758)              (157)              (395)
                                                            -------------      -------------      -------------
       Increase (decrease) in net assets.................       7,114,754          4,238,596          4,358,065
NET ASSETS:
   Beginning of year.....................................              --                 --                 --
                                                            -------------      -------------      -------------
   End of year...........................................   $   7,114,754      $   4,238,596      $   4,358,065
                                                            =============      =============      =============


                                                           Janus Aspen Series
                                                               Worldwide        MFS(R) INVESTORS        MFS(R)
                                                                GROWTH--         TRUST SERIES--    RESEARCH SERIES--
                                                             SERVICE SHARES      SERVICE CLASS       SERVICE CLASS
                                                           ------------------   ----------------   -----------------
                                                                  2003                2003               2003
                                                           ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................     $      (9,168)     $      (4,088)      $      (6,664)
   Net realized gain (loss) on investments...............             5,488              2,765                 890
   Realized gain distribution received...................                --                 --                  --
   Change in unrealized appreciation (depreciation) on
     investments.........................................           552,083             69,400             119,316
                                                              -------------      -------------       -------------
     Net increase (decrease) in net assets resulting from
       operations........................................           548,403             68,077             113,542
                                                              -------------      -------------       -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................         5,688,873            840,705           1,261,053
   Policyowners' surrenders..............................           (25,856)            (2,718)             (2,817)
   Policyowners' annuity and death benefits..............                --                 --                  --
   Net transfers from (to) Fixed Account.................           756,492            177,860             189,489
   Transfers between Investment Divisions................           203,774             35,184             212,793
                                                              -------------      -------------       -------------
     Net contributions and (withdrawals).................         6,623,283          1,051,031           1,660,518
                                                              -------------      -------------       -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (1,192)              (151)               (252)
                                                              -------------      -------------       -------------
       Increase (decrease) in net assets.................         7,170,494          1,118,957           1,773,808
NET ASSETS:
   Beginning of year.....................................                --                 --                  --
                                                              -------------      -------------       -------------
   End of year...........................................     $   7,170,494      $   1,118,957       $   1,773,808
                                                              =============      =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       DREYFUS IP
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP       JANUS ASPEN
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--       SERIES BALANCED--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003             2003(c)              2003
-------------------------------------------------------------------------------------------------
     $     (28,950)     $     (62,633)     $     (54,055)     $      (9,128)      $     128,799
            30,527              7,697              9,678              5,852               5,656
                --                 --                 --                 --                  --
           467,105          1,333,185          1,500,408            297,094             917,096
     -------------      -------------      -------------      -------------       -------------
           468,682          1,278,249          1,456,031            293,818           1,051,551
     -------------      -------------      -------------      -------------       -------------
         6,715,921         14,442,367         13,722,795          1,861,787          20,254,818
           (22,108)           (72,874)           (69,883)           (36,974)           (105,144)
                --                 --             (8,028)                --                  --
           585,804          2,527,803          1,661,505            316,111           3,134,124
           446,667          1,042,665            488,394          2,629,850             302,659
     -------------      -------------      -------------      -------------       -------------
         7,726,284         17,939,961         15,794,783          4,770,774          23,586,457
     -------------      -------------      -------------      -------------       -------------
              (670)            (2,511)            (3,060)              (398)             (2,405)
     -------------      -------------      -------------      -------------       -------------
         8,194,296         19,215,699         17,247,754          5,064,194          24,635,603
                --                 --                 --                 --                  --
     -------------      -------------      -------------      -------------       -------------
     $   8,194,296      $  19,215,699      $  17,247,754      $   5,064,194       $  24,635,603
     =============      =============      =============      =============       =============

                          NEUBERGER
                          BERMAN AMT                          VAN KAMPEN UIF
    MFS(R) UTILITIES       MID-CAP         T. ROWE PRICE         EMERGING
        SERIES--           GROWTH--        EQUITY INCOME     MARKETS EQUITY--
     SERVICE CLASS         CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003
-----------------------------------------------------------------------------
     $        (295)     $      (1,867)     $      28,151      $      (6,522)
                 4                231            (11,111)            30,499
                --                 --                 --                 --
            11,177             27,641          1,323,740            234,981
     -------------      -------------      -------------      -------------
            10,886             26,005          1,340,780            258,958
     -------------      -------------      -------------      -------------
           137,548            208,242         13,752,482          1,877,349
                --             (2,463)           (69,148)            (5,182)
                --                 --            (22,489)                --
             9,469            262,967          1,917,938            149,329
               (17)            23,747            911,110            591,097
     -------------      -------------      -------------      -------------
           147,000            492,493         16,489,893          2,612,593
     -------------      -------------      -------------      -------------
               (14)               (50)            18,413               (392)
     -------------      -------------      -------------      -------------
           157,872            518,448         17,849,086          2,871,159
                --                 --                 --                 --
     -------------      -------------      -------------      -------------
     $     157,872      $     518,448      $  17,849,086      $   2,871,159
     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II

  Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of the Separate Account are as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Number of shares.........................................       20,993                 20,055              240,252
Identified cost..........................................     $284,161               $609,782           $  240,260


                                                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                               MID CAP               MID CAP              SMALL CAP
                                                               CORE--               GROWTH--              GROWTH--
                                                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                            ---------------------------------------------------------
Number of shares..........................................        3,658                 6,412                  6,672
Identified cost...........................................     $ 33,451              $ 52,232             $   54,981

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Purchases................................................     $ 80,212               $ 21,876           $  797,222
Proceeds from sales......................................       61,395                 43,995              922,366


                                                            MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                              MID CAP               MID CAP              SMALL CAP
                                                              CORE--               GROWTH--              GROWTH--
                                                           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                           ---------------------------------------------------------
Purchases................................................     $ 14,641              $ 33,386             $   30,823
Proceeds from sales......................................        3,450                 2,349                  5,190

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         20,851            10,236            23,372            17,127             83,093            28,108             4,074
       $228,463          $ 95,121          $257,543          $405,439           $754,935          $717,959          $ 41,642

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,646            16,873             5,232             4,890            10,402             3,860              4,233
       $312,942          $256,545          $ 56,310          $ 48,380          $161,543          $ 34,556           $ 65,284


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 46,299          $ 27,944          $ 98,962          $ 18,150           $255,627          $ 60,617          $183,318
         13,119             5,101           131,426            32,210             84,299            54,710           173,526

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 21,914          $ 23,787          $  9,074          $ 10,165          $ 13,318          $ 10,653           $ 34,841
         25,056            19,363            14,067            12,608            13,729             5,646             33,415

--------------------------------------------------------------------------------


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Number of shares..........          306               41                 462                 189           22,290
Identified cost...........     $  2,391         $    317            $  3,777            $  1,326         $ 42,135

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Number of shares..........          135              544               8,576               1,218            4,492
Identified cost...........     $  1,760         $  7,499            $157,810            $ 14,077         $ 40,089


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Purchases.................     $    674         $    175            $  1,003            $    411         $  9,602
Proceeds from sales.......          165               20                 235                  73            2,919

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Purchases.................     $  1,403         $  4,945            $ 35,550            $  8,049         $409,273
Proceeds from sales.......          437              836              10,454               3,521          410,915

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,565            15,065             9,764            28,171            11,412             1,967             3,076
       $ 27,034          $351,283          $220,148          $696,376          $462,649          $ 35,507          $ 54,420

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 27,593          $ 31,740          $ 26,448          $ 53,784          $ 98,037          $  3,126          $  3,444
         10,352            20,980            16,541            77,320           128,112             3,937             4,988

--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Number of shares........................................       1,414                     722                 2,098
Identified cost.........................................    $ 19,909                $ 14,022              $ 21,742


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Number of shares........................................       1,669                 1,373                    736
Identified cost.........................................    $ 14,726              $ 12,730               $ 11,400


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Purchases...............................................    $ 20,384               $ 14,113               $ 22,078
Proceeds from sales.....................................         466                     94                    346


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Purchases...............................................    $ 15,143               $ 13,697              $ 11,636
Proceeds from sales.....................................         434                  1,068                   245

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          1,565             1,226               524              8,155             1,707               710               768
       $ 15,255          $ 13,604          $  9,165           $ 77,060          $ 35,871          $  7,873          $  7,792

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
            974               383               563               627               496                252               955
       $ 13,477          $  3,695          $  5,316          $  6,733          $  4,087           $  4,103          $  7,750


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 15,316          $ 14,288          $  9,303           $ 78,511          $ 36,056          $  7,911          $  7,842
             64               661               147              1,526               193                38                54

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 13,553          $  3,791          $  5,364          $  6,901          $  4,172           $  4,126          $  8,045
             82                98                49               176                95                 26               326

--------------------------------------------------------------------------------

                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Number of shares..............          840                753                212              1,037                280
Identified cost...............     $ 17,933           $ 15,793           $  4,776           $ 23,789           $  6,638


                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Purchases.....................     $ 18,048           $ 15,961           $  4,872           $ 24,231           $  6,760
Proceeds from sales...........          123                178                102                447                127

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
             69              134               10               34              886              318
       $  1,053         $  1,660         $    147         $    492         $ 16,551         $  2,642

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
       $  1,111         $  1,685         $    147         $    496         $ 16,707         $  3,390
             62               26               --                3              144              778

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                                                                       MAINSTAY VP
                                                                   MAINSTAY VP                           CAPITAL
                                                                     BOND--                          APPRECIATION--
                                                                  INITIAL CLASS                       INITIAL CLASS
                                                            -------------------------           -------------------------
                                                             2003             2002(a)            2003             2002(a)
                                                            -------------------------------------------------------------
SERIES I POLICIES
Units Issued............................................        728            4,226                578               992
Units Redeemed..........................................     (2,394)          (1,283)            (2,779)           (4,650)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................     (1,666)           2,943             (2,201)           (3,658)
                                                            =======           =======           =======           =======
SERIES II POLICIES
Units Issued............................................         30              151                  1                28
Units Redeemed..........................................        (79)             (77)               (15)              (40)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        (49)              74                (14)              (12)
                                                            =======           =======           =======           =======
SERIES III POLICIES
Units Issued............................................      2,704            2,928              1,861             1,738
Units Redeemed..........................................     (1,053)             (96)              (211)             (441)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................      1,651            2,832              1,650             1,297
                                                            =======           =======           =======           =======
SERIES IV POLICIES
Units Issued............................................      1,268              576                577               397
Units Redeemed..........................................       (287)              (5)               (30)               (1)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        981              571                547               396
                                                            =======           =======           =======           =======
SERIES V POLICIES
Units Issued............................................         28               13                  4                 1
Units Redeemed..........................................         (8)              --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         20               13                  4                 1
                                                            =======           =======           =======           =======
SERIES VI POLICIES
Units Issued............................................         --               --                 --                --
Units Redeemed..........................................         --               --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         --               --                 --                --
                                                            =======           =======           =======           =======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--      EQUITY INCOME--      GOVERNMENT--
     CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
    2003(b)   2002(a)    2003     2002(a)    2003     2002(a)    2003     2002(a)
    -----------------------------------------------------------------------------
    16,976    57,342      1,318    1,258      1,161    3,820        801     8,021
    (94,625)  (54,568)     (707)  (1,176)      (338)    (223)    (4,878)   (1,054)
    -------   -------   -------   -------   -------   -------   -------   -------
    (77,649)   2,774        611       82        823    3,597     (4,077)    6,967
    =======   =======   =======   =======   =======   =======   =======   =======
     8,111    21,890         10       73          8       68         61       195
    (30,445)  (11,353)      (51)     (63)       (10)     (12)      (186)      (36)
    -------   -------   -------   -------   -------   -------   -------   -------
    (22,334)  10,537        (41)      10         (2)      56       (125)      159
    =======   =======   =======   =======   =======   =======   =======   =======
    38,546    41,442      2,022    1,790      1,215    1,695      3,379     3,157
    (55,519)  (6,015)      (171)    (207)      (118)     (30)    (2,204)     (113)
    -------   -------   -------   -------   -------   -------   -------   -------
    (16,973)  35,427      1,851    1,583      1,097    1,665      1,175     3,044
    =======   =======   =======   =======   =======   =======   =======   =======
    23,094     7,273        715      398        726      437      1,547       869
    (11,450)  (2,324)       (28)      (2)       (34)     (15)      (771)       (4)
    -------   -------   -------   -------   -------   -------   -------   -------
    11,644     4,949        687      396        692      422        776       865
    =======   =======   =======   =======   =======   =======   =======   =======
     2,390       200         14        1         15       14         47        16
      (469)      (30)        --       --         --       --        (15)       --
    -------   -------   -------   -------   -------   -------   -------   -------
     1,921       170         14        1         15       14         32        16
    =======   =======   =======   =======   =======   =======   =======   =======
     7,586        --         --       --         --       --         --        --
    (4,699)       --         --       --         --       --         --        --
    -------   -------   -------   -------   -------   -------   -------   -------
     2,887        --         --       --         --       --         --        --
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                                                                       MAINSTAY VP
                                                                    MAINSTAY VP                         HIGH YIELD
                                                                  GROWTH EQUITY--                    CORPORATE BOND--
                                                                   INITIAL CLASS                      INITIAL CLASS
                                                              ------------------------           ------------------------
                                                               2003            2002(a)            2003            2002(a)
                                                              -----------------------------------------------------------
SERIES I POLICIES
Units Issued..............................................       286            1,076             5,528            2,095
Units Redeemed............................................    (1,556)          (2,564)           (2,766)          (2,845)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................    (1,270)          (1,488)            2,762             (750)
                                                              ======           ======            ======           ======
SERIES II POLICIES
Units Issued..............................................         5               35               242              157
Units Redeemed............................................       (72)             (46)             (122)             (51)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       (67)             (11)              120              106
                                                              ======           ======            ======           ======
SERIES III POLICIES
Units Issued..............................................     1,067            1,944             5,210            3,178
Units Redeemed............................................      (321)            (320)             (411)            (233)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       746            1,624             4,799            2,945
                                                              ======           ======            ======           ======
SERIES IV POLICIES
Units Issued..............................................       535              369             2,072              785
Units Redeemed............................................       (32)              (2)              (89)              (9)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       503              367             1,983              776
                                                              ======           ======            ======           ======
SERIES V POLICIES
Units Issued..............................................        20                2               110                6
Units Redeemed............................................        --               --                (4)              --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        20                2               106                6
                                                              ======           ======            ======           ======
SERIES VI POLICIES
Units Issued..............................................        --               --                --               --
Units Redeemed............................................        --               --                --               --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        --               --                --               --
                                                              ======           ======            ======           ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                  MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP           MAINSTAY VP             MID CAP            MID CAP
    INDEXED EQUITY--   INTERNATIONAL EQUITY--        CORE--            GROWTH--
     INITIAL CLASS         INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    ----------------   ----------------------   ----------------   ----------------
     2003    2002(a)     2003       2002(a)      2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------------
       707    1,462        495          512        585    1,212     2,332      965
    (2,167)  (4,453)      (199)        (116)      (212)     (74)     (102)     (52)
    ------   ------     ------       ------     ------   ------    ------   ------
    (1,460)  (2,991)       296          396        373    1,138     2,230      913
    ======   ======     ======       ======     ======   ======    ======   ======
        24       59        131           27          8        9         6       13
       (47)     (33)      (120)         (25)        (1)      (1)       (6)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
       (23)      26         11            2          7        8        --       12
    ======   ======     ======       ======     ======   ======    ======   ======
     3,350    4,448        712          360        641      405     1,364      586
      (303)    (362)       (83)         (13)       (21)     (10)      (69)     (19)
    ------   ------     ------       ------     ------   ------    ------   ------
     3,047    4,086        629          347        620      395     1,295      567
    ======   ======     ======       ======     ======   ======    ======   ======
     1,231      665        219           81        253      162       409      200
       (52)      (5)        (8)          (1)       (12)     (10)      (16)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
     1,179      660        211           80        241      152       393      199
    ======   ======     ======       ======     ======   ======    ======   ======
        13        8          4            1          3        1         5        2
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        13        8          4            1          3        1         5        2
    ======   ======     ======       ======     ======   ======    ======   ======
        --       --         --           --         --       --        --       --
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        --       --         --           --         --       --        --       --
    ======   ======     ======       ======     ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                        SMALL CAP         MAINSTAY VP
                                                         GROWTH--        TOTAL RETURN--
                                                      INITIAL CLASS      INITIAL CLASS
                                                     ----------------   ----------------
                                                      2003    2002(a)    2003    2002(a)
                                                     -----------------------------------
SERIES I POLICIES
Units Issued.......................................   1,825    1,455       268      585
Units Redeemed.....................................    (248)    (141)   (1,327)  (2,711)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,577    1,314    (1,059)  (2,126)
                                                     ======   ======    ======   ======
SERIES II POLICIES
Units Issued.......................................       7       11         4       18
Units Redeemed.....................................      (2)      (1)      (40)     (42)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       5       10       (36)     (24)
                                                     ======   ======    ======   ======
SERIES III POLICIES
Units Issued.......................................   1,184      753     1,241    1,130
Units Redeemed.....................................     (87)     (54)     (135)     (85)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,097      699     1,106    1,045
                                                     ======   ======    ======   ======
SERIES IV POLICIES
Units Issued.......................................     504      245       435      237
Units Redeemed.....................................     (21)      (2)      (24)      (1)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................     483      243       411      236
                                                     ======   ======    ======   ======
SERIES V POLICIES
Units Issued.......................................       9        2        26        1
Units Redeemed.....................................      --       --        (1)      --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       9        2        25        1
                                                     ======   ======    ======   ======
SERIES VI POLICIES
Units Issued.......................................      --       --        --       --
Units Redeemed.....................................      --       --        --       --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................      --       --        --       --
                                                     ======   ======    ======   ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP
                          MAINSTAY VP         MAINSTAY VP        EAGLE ASSET
      MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE        MANAGEMENT
        VALUE--        INCOME & GROWTH--    COMPANY VALUE--    GROWTH EQUITY--
     INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
    ----------------   ------------------   ----------------   ----------------
     2003    2002(a)    2003     2002(a)     2003    2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
       451    1,536       221        473       301      493       176      707
    (1,053)  (1,312)   (1,308)      (605)   (1,208)    (390)     (733)  (1,869)
    ------   ------    ------     ------    ------   ------    ------   ------
      (602)     224    (1,087)      (132)     (907)     103      (557)  (1,162)
    ======   ======    ======     ======    ======   ======    ======   ======
        10       45        10         30         3        9        13       26
       (15)     (12)       (5)        (7)       (4)      (2)       (9)      (8)
    ------   ------    ------     ------    ------   ------    ------   ------
        (5)      33         5         23        (1)       7         4       18
    ======   ======    ======     ======    ======   ======    ======   ======
     1,046    1,899       488        348       540      448       989      794
      (141)    (222)      (68)       (11)      (53)    (120)     (142)    (237)
    ------   ------    ------     ------    ------   ------    ------   ------
       905    1,677       420        337       487      328       847      557
    ======   ======    ======     ======    ======   ======    ======   ======
       685      509       132         65       194      102       235      142
       (43)      (4)       (2)        --       (14)      (1)      (14)      (1)
    ------   ------    ------     ------    ------   ------    ------   ------
       642      505       130         65       180      101       221      141
    ======   ======    ======     ======    ======   ======    ======   ======
        16        6        --         --         3       --         4       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        16        6        --         --         3       --         4       --
    ======   ======    ======     ======    ======   ======    ======   ======
        --       --        --         --        --       --        --       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        --       --        --         --        --       --        --       --
    ======   ======    ======     ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2003     2002(a)       2003       2002(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................     581        167         338            501
Units Redeemed.....................................    (380)      (233)       (536)        (1,173)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     201        (66)       (198)          (672)
                                                      =====      =====       =====         ======
SERIES II POLICIES
Units Issued.......................................      12         15           6             16
Units Redeemed.....................................      (3)        (2)        (34)            (6)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       9         13         (28)            10
                                                      =====      =====       =====         ======
SERIES III POLICIES
Units Issued.......................................     455        170         778            487
Units Redeemed.....................................     (18)        (5)       (212)          (124)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     437        165         566            363
                                                      =====      =====       =====         ======
SERIES IV POLICIES
Units Issued.......................................      92         42         135             46
Units Redeemed.....................................      (2)        --          (6)            --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      90         42         129             46
                                                      =====      =====       =====         ======
SERIES V POLICIES
Units Issued.......................................       1         --           4             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       1         --           4             --
                                                      =====      =====       =====         ======
SERIES VI POLICIES
Units Issued.......................................      --         --          --             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      --         --          --             --
                                                      =====      =====       =====         ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        AMSOUTH           AMSOUTH
       ENHANCED        INTERNATIONAL        AMSOUTH           AMSOUTH
      MARKET FUND       EQUITY FUND     LARGE CAP FUND     MID CAP FUND
    ---------------   ---------------   ---------------   ---------------
    2003(b)   2002    2003(b)   2002    2003(b)   2002    2003(b)   2002
    ---------------------------------------------------------------------
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        68     151        16      20       125     219        51       84
       (14)    (39)       (1)    (13)      (32)    (50)       (8)      (8)
     -----    -----    -----    -----    -----    -----    -----    -----
        54     112        15       7        93     169        43       76
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        12      --         3      --        12      --         7       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        12      --         3      --        12      --         7       --
     =====    =====    =====    =====    =====    =====    =====    =====

--------------------------------------------------------------------------------



                                                          CALVERT             DREYFUS IP
                                                          SOCIAL         TECHNOLOGY GROWTH--
                                                         BALANCED           INITIAL SHARES
                                                     -----------------   --------------------
                                                     2003(b)   2002(a)     2003      2002(a)
                                                     ----------------------------------------
SERIES I POLICIES
Units Issued.......................................     155       211      1,387        545
Units Redeemed.....................................    (127)     (252)      (175)       (55)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      28       (41)     1,212        490
                                                     ======    ======     ======     ======
SERIES II POLICIES
Units Issued.......................................       2         5          4         21
Units Redeemed.....................................      (3)       (1)        (9)        (1)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      (1)        4         (5)        20
                                                     ======    ======     ======     ======
SERIES III POLICIES
Units Issued.......................................     502       323        963        299
Units Redeemed.....................................     (31)      (34)      (106)       (13)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     471       289        857        286
                                                     ======    ======     ======     ======
SERIES IV POLICIES
Units Issued.......................................     175        38        162         51
Units Redeemed.....................................      (3)       --         (6)        --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     172        38        156         51
                                                     ======    ======     ======     ======
SERIES V POLICIES
Units Issued.......................................       5         1          2         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................       5         1          2         --
                                                     ======    ======     ======     ======
SERIES VI POLICIES
Units Issued.......................................      43        --         --         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      43        --         --         --
                                                     ======    ======     ======     ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               JANUS ASPEN
                                            JANUS ASPEN           SERIES
      FIDELITY(R)        FIDELITY(R)           SERIES           WORLDWIDE
          VIP                VIP             BALANCED--          GROWTH--
    CONTRAFUND(R)--    EQUITY-INCOME--     INSTITUTIONAL      INSTITUTIONAL
     INITIAL CLASS      INITIAL CLASS          SHARES             SHARES
    ----------------   ----------------   ----------------   ----------------
     2003    2002(a)    2003    2002(a)    2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------
       678    1,134       645    1,360       662    2,705       419    1,088
    (1,200)  (1,936)   (1,014)  (1,313)   (3,784)  (4,195)   (3,175)  (3,792)
    ------   ------    ------   ------    ------   ------    ------   ------
      (522)    (802)     (369)      47    (3,122)  (1,490)   (2,756)  (2,704)
    ======   ======    ======   ======    ======   ======    ======   ======
        14       32        14       33        18       80         5       49
        (6)      (7)       (7)      (9)      (37)     (61)      (23)      (9)
    ------   ------    ------   ------    ------   ------    ------   ------
         8       25         7       24       (19)      19       (18)      40
    ======   ======    ======   ======    ======   ======    ======   ======
     2,104    1,653     1,194    1,632     2,516    4,145     1,043    1,390
      (247)    (123)     (198)    (317)     (633)    (445)     (370)    (314)
    ------   ------    ------   ------    ------   ------    ------   ------
     1,857    1,530       996    1,315     1,883    3,700       673    1,076
    ======   ======    ======   ======    ======   ======    ======   ======
       682      428       526      274     1,225      891       414      268
       (37)      (3)      (23)      (4)      (77)      (7)      (22)      (1)
    ------   ------    ------   ------    ------   ------    ------   ------
       645      425       503      270     1,148      884       392      267
    ======   ======    ======   ======    ======   ======    ======   ======
        27        5        27        9        47        9         7       --
        (1)      --        (1)      --        (8)      --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        26        5        26        9        39        9         7       --
    ======   ======    ======   ======    ======   ======    ======   ======
        --       --        --       --        --       --        --       --
        --       --        --       --        --       --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        --       --        --       --        --       --        --       --
    ======   ======    ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)            MFS(R)
                                                     INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES
                                                        SERIES--          SERIES--           SERIES--
                                                      INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
                                                     ---------------   ---------------   -----------------
                                                     2003    2002(a)   2003    2002(a)    2003    2002(a)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units Issued.......................................    90       482     101       241       57        38
Units Redeemed.....................................  (343)     (647)   (429)     (991)      (5)       (8)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................  (253)     (165)   (328)     (750)      52        30
                                                     =====    =====    =====    =====    =====     =====
SERIES II POLICIES
Units Issued.......................................     5        17       1         5        2         1
Units Redeemed.....................................    (1)       (5)     (5)       (7)      (1)       --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     4        12      (4)       (2)       1         1
                                                     =====    =====    =====    =====    =====     =====
SERIES III POLICIES
Units Issued.......................................   145       307     206       328       82        67
Units Redeemed.....................................   (63)     (131)    (77)     (229)     (10)      (36)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    82       176     129        99       72        31
                                                     =====    =====    =====    =====    =====     =====
SERIES IV POLICIES
Units Issued.......................................    71        57      64        45        4         4
Units Redeemed.....................................    (2)       --      (2)       --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    69        57      62        45        4         4
                                                     =====    =====    =====    =====    =====     =====
SERIES V POLICIES
Units Issued.......................................     6        --       1        --        1        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     6        --       1        --        1        --
                                                     =====    =====    =====    =====    =====     =====
SERIES VI POLICIES
Units Issued.......................................    --        --      --        --       --        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    --        --      --        --       --        --
                                                     =====    =====    =====    =====    =====     =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 VAN KAMPEN
    NEUBERGER BERMAN                                                 UIF
       AMT MID-CAP       T. ROWE PRICE         VAN ECK            EMERGING
        GROWTH--         EQUITY INCOME        WORLDWIDE       MARKETS EQUITY--
         CLASS I           PORTFOLIO         HARD ASSETS           CLASS I
    -----------------   ---------------   -----------------   -----------------
     2003    2002(a)    2003    2002(a)   2003(b)   2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
      279       213     1,172    2,380       183       409      233        276
      (17)      (12)    (603)     (722)      (92)      (73)    (285)      (235)
    -----     -----     -----    -----     -----     -----    -----     ------
      262       201      569     1,658        91       336      (52)        41
    =====     =====     =====    =====     =====     =====    =====     ======
        6         4       33        49        11         4       74         11
       (2)       --      (13)      (20)       (2)       (1)      (3)    (1,009)
    -----     -----     -----    -----     -----     -----    -----     ------
        4         4       20        29         9         3       71       (998)
    =====     =====     =====    =====     =====     =====    =====     ======
      212       159     1,439    1,697       227       229      238        342
      (19)       (6)    (218)     (180)      (27)       (5)     (29)       (23)
    -----     -----     -----    -----     -----     -----    -----     ------
      193       153     1,221    1,517       200       224      209        319
    =====     =====     =====    =====     =====     =====    =====     ======
       36        16      690       422        84        50       55         59
       (1)       --      (26)       (2)       (2)      (11)      (3)        (1)
    -----     -----     -----    -----     -----     -----    -----     ------
       35        16      664       420        82        39       52         58
    =====     =====     =====    =====     =====     =====    =====     ======
        7        --       32        14         4        --        1         --
       --        --       (1)       --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
        7        --       31        14         4        --        1         --
    =====     =====     =====    =====     =====     =====    =====     ======
       --        --       --        --        26        --       --         --
       --        --       --        --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
       --        --       --        --        26        --       --         --
    =====     =====     =====    =====     =====     =====    =====     ======

--------------------------------------------------------------------------------



                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        318                250                348
Units Redeemed........................................        (22)                (2)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        296                248                347
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        644                475                709
Units Redeemed........................................         (4)                (1)                (2)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        640                474                707
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        602                407                649
Units Redeemed........................................        (10)                (1)                (5)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        592                406                644
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................         43                  8                 49
Units Redeemed........................................         (2)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         41                  8                 49
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        339                198                317
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        338                197                316
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
                                                                HIGH YIELD
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         CORPORATE         MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--         BOND--        INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
          208                289                162                 929                609
           (1)               (17)                --                  (9)                (3)
          ---                ---                ---               -----              -----
          207                272                162                 920                606
          ===                ===                ===               =====              =====
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---               -----              -----
           --                 --                 --                  --                 --
          ===                ===                ===               =====              =====
          559                433                274               2,521              1,219
          (10)               (11)                (1)                (26)                (4)
          ---                ---                ---               -----              -----
          549                422                273               2,495              1,215
          ===                ===                ===               =====              =====
          445                435                294               2,234              1,040
           (3)               (10)                (1)                (10)                (2)
          ---                ---                ---               -----              -----
          442                425                293               2,224              1,038
          ===                ===                ===               =====              =====
           11                 43                  4                 256                121
           --                 --                 (1)                 (1)                (1)
          ---                ---                ---               -----              -----
           11                 43                  3                 255                120
          ===                ===                ===               =====              =====
          219                186                130                 811                417
           (1)                (1)                --                  (2)                (3)
          ---                ---                ---               -----              -----
          218                185                130                 809                414
          ===                ===                ===               =====              =====

--------------------------------------------------------------------------------



                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        114                126                198
Units Redeemed........................................         --                 (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                125                197
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        255                237                434
Units Redeemed........................................         (1)                --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        254                237                433
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        247                229                433
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        246                228                432
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          7                 16                 16
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          7                 16                 16
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        121                113                245
Units Redeemed........................................         --                 --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        121                113                244
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
          194                172                224                  45                 73
           (2)                (1)                (1)                 --                 --
          ---                ---                ---                 ---                ---
          192                171                223                  45                 73
          ===                ===                ===                 ===                ===
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                 --                 --                  --                 --
          ===                ===                ===                 ===                ===
          385                401                442                 127                160
           (1)                (2)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          384                399                441                 126                160
          ===                ===                ===                 ===                ===
          356                300                393                 124                181
           (3)                (1)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          353                299                392                 123                181
          ===                ===                ===                 ===                ===
            8                 15                 14                   2                 12
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            8                 15                 14                   2                 12
          ===                ===                ===                 ===                ===
          180                207                185                  53                 80
           --                 (2)                --                  --                 --
          ---                ---                ---                 ---                ---
          180                205                185                  53                 80
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................         74                 56                 55
Units Redeemed........................................         --                 (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         74                 55                 55
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        248                127                130
Units Redeemed........................................         (1)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        247                127                130
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        202                118                132
Units Redeemed........................................         (1)                (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        201                117                132
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          6                  6                  2
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          6                  6                  2
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        114                 61                 41
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                 61                 41
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                                             JANUS ASPEN
      DREYFUS IP                                                            JANUS ASPEN         SERIES
      TECHNOLOGY     FIDELITY(R) VIP   FIDELITY(R) VIP     FIDELITY(R)         SERIES         WORLDWIDE
       GROWTH--      CONTRAFUND(R)--   EQUITY-INCOME--    VIP MID CAP--      BALANCED--        GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   --------------   --------------
         2003             2003              2003             2003(c)            2003             2003
    ------------------------------------------------------------------------------------------------------
         105               321               253               199              413              122
          (1)               (3)               (2)               --               (3)              (1)
         ---               ---               ---               ---              ---              ---
         104               318               251               199              410              121
         ===               ===               ===               ===              ===              ===
          --                --                --                --               --               --
          --                --                --                --               --               --
         ---               ---               ---               ---              ---              ---
          --                --                --                --               --               --
         ===               ===               ===               ===              ===              ===
         248               617               505               110              781              223
          (1)               (1)               (1)               (3)              (2)              --
         ---               ---               ---               ---              ---              ---
         247               616               504               107              779              223
         ===               ===               ===               ===              ===              ===
         230               469               424                95              726              196
          --                (2)               (3)               --               (4)              (1)
         ---               ---               ---               ---              ---              ---
         230               467               421                95              722              195
         ===               ===               ===               ===              ===              ===
           9                29                71                 4               42                2
          --                (1)               --                --               --               --
         ---               ---               ---               ---              ---              ---
           9                28                71                 4               42                2
         ===               ===               ===               ===              ===              ===
         112               219               261                44              388               88
          --                --                (1)               --               (1)              --
         ---               ---               ---               ---              ---              ---
         112               219               260                44              387               88
         ===               ===               ===               ===              ===              ===

--------------------------------------------------------------------------------



                                                          MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                           TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                          ----------------   -----------------   ------------------
                                                                2003               2003                 2003
                                                          ---------------------------------------------------------
SERIES I POLICIES
Units Issued.............................................        12                  35                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        12                  35                  --
                                                                ===                 ===                 ===
SERIES II POLICIES
Units Issued.............................................        --                  --                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        --                  --                  --
                                                                ===                 ===                 ===
SERIES III POLICIES
Units Issued.............................................        32                  58                   7
Units Redeemed...........................................        (3)                 --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        29                  58                   7
                                                                ===                 ===                 ===
SERIES IV POLICIES
Units Issued.............................................        43                  43                   5
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net increase (decrease)................................        43                  43                   5
                                                                ===                 ===                 ===
SERIES V POLICIES
Units Issued.............................................         1                   1                   1
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................         1                   1                   1
                                                                ===                 ===                 ===
SERIES VI POLICIES
Units Issued.............................................        17                  25                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        17                  25                  --
                                                                ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN                       VAN KAMPEN UIF
      AMT MID-CAP       T. ROWE PRICE         EMERGING
        GROWTH--        EQUITY INCOME     MARKETS EQUITY--
        CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------
          2003               2003               2003
    ------------------------------------------------------
            1                228                 31
           --                 (4)                --
          ---                ---                ---
            1                224                 31
          ===                ===                ===
           --                 --                 --
           --                 --                 --
          ---                ---                ---
           --                 --                 --
          ===                ===                ===
           10                519                108
           --                 (1)                --
          ---                ---                ---
           10                518                108
          ===                ===                ===
           24                481                 53
           --                 (3)                --
          ---                ---                ---
           24                478                 53
          ===                ===                ===
            7                 85                 --
           --                 (1)                --
          ---                ---                ---
            7                 84                 --
          ===                ===                ===
            5                292                 22
           --                 --                 --
          ---                ---                ---
            5                292                 22
          ===                ===                ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000, and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $196,827   $216,196   $158,984   $ 85,728   $ 82,561
Units Outstanding..................................      12,616     14,282     11,339      6,588      6,871
Variable Accumulation Unit Value...................    $  15.60   $  15.14   $  14.02   $  13.01   $  12.02
Total Return.......................................        3.1%       8.0%       7.8%       8.3%      (2.9%)
Investment Income Ratio............................        3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,536   $  2,094   $  1,100   $    167   $     --
Units Outstanding..................................         121        170         96         16         --
Variable Accumulation Unit Value...................    $  12.68   $  12.32   $  11.43   $  10.62   $     --
Total Return.......................................        2.9%       7.8%       7.6%       6.2%         --
Investment Income Ratio............................        3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 64,492   $ 42,745   $  7,920   $    188   $     --
Units Outstanding..................................       5,189      3,538        706         18         --
Variable Accumulation Unit Value...................    $  12.43   $  12.08   $  11.21   $  10.43   $     --
Total Return.......................................        2.9%       7.7%       7.5%       4.3%         --
Investment Income Ratio............................        4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 17,219   $  6,150   $     --   $     --   $     --
Units Outstanding..................................       1,552        571         --         --         --
Variable Accumulation Unit Value...................    $  11.10   $  10.77   $     --   $     --   $     --
Total Return.......................................        3.0%       7.7%         --         --         --
Investment Income Ratio............................        4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    137   $     --   $     --   $     --
Units Outstanding..................................          33         13         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $  10.52   $     --   $     --   $     --
Total Return.......................................        2.6%       5.2%         --         --         --
Investment Income Ratio............................        4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
          -----------------------------------------------------------------------------------------------------------
          $377,779   $330,249   $553,783   $748,887   $657,329   $163,925   $263,444   $260,067   $164,643   $294,243
            23,240     25,441     29,099     29,793     23,024    130,435    208,084    205,310    133,091    248,786
          $  16.26   $  12.98   $  19.03   $  25.14   $  28.55   $   1.26   $   1.27   $   1.27   $   1.24   $   1.18
             25.2%     (31.8%)    (24.3%)    (12.0%)     23.7%      (0.7%)     (0.1%)      2.4%       4.6%       3.4%
              0.2%       0.1%       0.1%                             0.7%       1.3%       3.6%

          $    976   $    847   $  1,333   $  1,171   $     --   $  3,796   $ 27,216   $ 16,214   $  4,180   $     --
               160        174        186        123         --      3,657     25,991     15,454      4,074         --
          $   6.11   $   4.88   $   7.17   $   9.48   $     --   $   1.04   $   1.05   $   1.05   $   1.03   $     --
             25.0%     (31.9%)    (24.4%)     (5.2%)        --      (0.9%)     (0.2%)      2.3%       2.6%         --
              0.2%       0.1%       0.1%                             0.7%       1.4%       3.4%

          $ 25,919   $ 13,383   $ 11,161   $  1,817   $     --   $ 50,236   $ 68,335   $ 31,624   $  2,635   $     --
             4,651      3,001      1,704        210         --     48,830     65,803     30,376      2,586         --
          $   5.57   $   4.46   $   6.55   $   8.67   $     --   $   1.03   $   1.04   $   1.04   $   1.02   $     --
             25.0%     (31.9%)    (24.5%)    (13.3%)        --      (0.9%)     (0.3%)      2.1%       1.9%         --
              0.3%       0.1%       0.2%                             0.7%       1.3%       3.0%

          $  8,812   $  2,958   $     --   $     --   $     --   $ 16,441   $  4,942   $     --   $     --   $     --
               943        396         --         --         --     16,593      4,949         --         --         --
          $   9.34   $   7.46   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             25.2%     (25.4%)        --         --         --      (0.8%)     (0.1%)        --         --         --
              0.3%       0.5%         --                             0.6%       1.1%         --

          $     60   $     14   $     --   $     --   $     --   $  2,061   $    170   $     --   $     --   $     --
                 5          1         --         --         --      2,091        170         --         --         --
          $  11.47   $   9.20   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             24.7%      (8.0%)        --         --         --      (1.2%)     (0.3%)        --         --         --
              0.3%       1.1%         --                             0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  2,868   $     --   $     --   $     --   $     --
                --         --         --         --         --      2,887         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.99   $     --   $     --   $     --   $     --
                --         --         --         --         --      (0.7%)        --         --         --         --
                --         --         --                             0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                    CONVERTIBLE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $169,402   $132,023   $144,131   $125,337   $ 65,034
Units Outstanding..................................      10,078      9,467      9,385      7,873      3,826
Variable Accumulation Unit Value...................    $  16.81   $  13.95   $  15.36   $  15.92   $  17.00
Total Return.......................................       20.5%      (9.2%)     (3.5%)     (6.3%)     40.0%
Investment Income Ratio............................        2.4%       2.7%       3.8%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,599   $  1,651   $  1,733   $  1,356   $     --
Units Outstanding..................................         168        209        199        150         --
Variable Accumulation Unit Value...................    $   9.50   $   7.89   $   8.71   $   9.04   $     --
Total Return.......................................       20.4%      (9.3%)     (3.7%)     (9.6%)        --
Investment Income Ratio............................        2.0%       2.6%       3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,469   $ 20,475   $  9,385   $    703   $     --
Units Outstanding..................................       4,559      2,708      1,125         81         --
Variable Accumulation Unit Value...................    $   9.10   $   7.56   $   8.34   $   8.67   $     --
Total Return.......................................       20.3%      (9.4%)     (3.8%)     (1.3%)        --
Investment Income Ratio............................        2.8%       4.0%       7.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,094   $  3,675   $     --   $     --   $     --
Units Outstanding..................................       1,083        396         --         --         --
Variable Accumulation Unit Value...................    $  11.17   $   9.27   $     --   $     --   $     --
Total Return.......................................       20.5%      (7.3%)        --         --         --
Investment Income Ratio............................        3.0%      11.7%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    193   $     13   $     --   $     --   $     --
Units Outstanding..................................          15          1         --         --         --
Variable Accumulation Unit Value...................    $  12.44   $  10.37   $     --   $     --   $     --
Total Return.......................................       20.0%       3.7%         --         --         --
Investment Income Ratio............................        4.1%      14.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
        INCOME--INITIAL CLASS                     GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 65,297   $ 44,528   $ 17,502   $169,701   $230,480   $115,641   $ 59,775   $ 60,001
       6,201      5,378      1,781     11,183     15,260      8,293      4,508      5,008
    $  10.53   $   8.28   $   9.83   $  15.17   $  15.10   $  13.94   $  13.26   $  11.98
       27.2%     (15.8%)     (1.7%)      0.5%       8.3%       5.1%      10.7%      (3.1%)
        1.1%       1.3%       1.6%       3.6%       4.1%       5.4%

    $    678   $    549   $    109   $  1,957   $  3,456   $  1,420   $    281   $     --
          65         67         11        162        287        128         27         --
    $  10.45   $   8.23   $   9.78   $  12.07   $  12.04   $  11.13   $  10.60   $     --
       27.0%     (15.9%)     (2.2%)      0.3%       8.2%       5.0%       6.0%         --
        1.0%       1.6%       2.4%       2.9%       4.5%       5.5%

    $ 30,861   $ 15,132   $  1,409   $ 59,899   $ 45,740   $  8,792   $     47   $     --
       2,903      1,806        141      5,017      3,842        798          5         --
    $  10.63   $   8.38   $   9.96   $  11.94   $  11.91   $  11.01   $  10.49   $     --
       26.9%     (15.9%)     (0.4%)      0.3%       8.1%       5.0%       5.0%         --
        1.2%       2.1%       3.2%       4.2%       6.0%      10.7%

    $ 11,463   $  3,414   $     --   $ 17,692   $  9,291   $     --   $     --   $     --
       1,114        422         --      1,641        865         --         --         --
    $  10.29   $   8.09   $     --   $  10.78   $  10.74   $     --   $     --   $     --
       27.1%     (19.1%)        --       0.4%       7.4%         --         --         --
        1.3%       3.9%         --       4.4%      13.1%         --

    $    302   $    113   $     --   $    508   $    168   $     --   $     --   $     --
          29         14         --         48         16         --         --         --
    $  10.37   $   8.19   $     --   $  10.52   $  10.52   $     --   $     --   $     --
       26.6%     (18.1%)        --         --       5.2%         --         --         --
        1.2%       3.5%         --       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   GROWTH EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $278,265   $244,017   $359,198   $419,759   $317,273
Units Outstanding..................................      13,689     14,959     16,447     15,714     11,321
Variable Accumulation Unit Value...................    $  20.33   $  16.31   $  21.84   $  26.71   $  28.02
Total Return.......................................       24.6%     (25.3%)    (18.2%)     (4.7%)     28.2%
Investment Income Ratio............................        1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,077   $  1,249   $  1,763   $  1,300   $     --
Units Outstanding..................................         152        219        230        139         --
Variable Accumulation Unit Value...................    $   7.10   $   5.71   $   7.65   $   9.37   $     --
Total Return.......................................       24.4%     (25.4%)    (18.4%)     (6.3%)        --
Investment Income Ratio............................        0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,601   $ 21,125   $ 15,827   $  1,542   $     --
Units Outstanding..................................       4,424      3,678      2,054        163         --
Variable Accumulation Unit Value...................    $   7.14   $   5.74   $   7.70   $   9.44   $     --
Total Return.......................................       24.4%     (25.5%)    (18.4%)     (5.6%)        --
Investment Income Ratio............................        1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,754   $  2,967   $     --   $     --   $     --
Units Outstanding..................................         870        367         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   8.08   $     --   $     --   $     --
Total Return.......................................       24.6%     (19.2%)        --         --         --
Investment Income Ratio............................        1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    247   $     19   $     --   $     --   $     --
Units Outstanding..................................          22          2         --         --         --
Variable Accumulation Unit Value...................    $  11.37   $   9.16   $     --   $     --   $     --
Total Return.......................................       24.1%      (8.4%)        --         --         --
Investment Income Ratio............................        1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $617,551   $417,268   $426,004   $374,764   $400,993   $535,415   $447,495   $647,391   $755,167   $684,701
      30,240     27,478     28,228     25,693     25,509     25,814     27,274     30,265     30,595     24,805
    $  20.42   $  15.19   $  15.09   $  14.59   $  15.72   $  20.74   $  16.41   $  21.39   $  24.68   $  27.60
       34.5%       0.6%       3.4%      (7.2%)     11.3%      26.4%     (23.3%)    (13.3%)    (10.6%)     19.0%
        8.0%      10.4%      12.1%                             1.4%       1.2%       1.0%

    $  4,851   $  2,462   $  1,428   $    793   $     --   $  1,788   $  1,559   $  1,826   $  1,266   $     --
         375        255        149         85         --        227        250        224        135         --
    $  12.95   $   9.65   $   9.60   $   9.29   $     --   $   7.87   $   6.23   $   8.14   $   9.40   $     --
       34.3%       0.5%       3.3%      (7.1%)        --      26.2%     (23.4%)    (13.4%)     (6.0%)        --
        9.3%      15.7%      14.2%                             1.3%       1.4%       1.1%

    $118,930   $ 43,111   $ 15,118   $    498   $     --   $ 70,812   $ 37,642   $ 16,799   $  1,988   $     --
       9,345      4,546      1,601         54         --      9,253      6,206      2,120        217         --
    $  12.73   $   9.48   $   9.44   $   9.15   $     --   $   7.65   $   6.07   $   7.92   $   9.16   $     --
       34.2%       0.4%       3.2%      (8.5%)        --      26.2%     (23.5%)    (13.5%)     (8.4%)        --
        9.3%      17.1%      28.7%                             1.6%       1.8%       2.3%

    $ 35,842   $  7,503   $     --   $     --   $     --   $ 19,067   $  5,417   $     --   $     --   $     --
       2,759        776         --         --         --      1,839        660         --         --         --
    $  12.99   $   9.67   $     --   $     --   $     --   $  10.37   $   8.20   $     --   $     --   $     --
       34.4%      (3.3%)        --         --         --      26.4%     (18.0%)        --         --         --
       10.4%      44.0%         --                             1.8%       6.1%         --

    $  1,542   $     66   $     --   $     --   $     --   $    264   $     76   $     --   $     --   $     --
         112          6         --         --         --         21          8         --         --         --
    $  13.75   $  10.27   $     --   $     --   $     --   $  12.39   $   9.84   $     --   $     --   $     --
       33.9%       2.7%         --         --         --      25.8%      (1.6%)        --         --         --
       11.9%      50.4%         --                             1.7%       8.6%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                               INTERNATIONAL EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,845   $ 23,569   $ 19,878   $ 23,737   $ 22,729
Units Outstanding..................................       2,229      1,933      1,537      1,556      1,204
Variable Accumulation Unit Value...................    $  15.63   $  12.19   $  12.94   $  15.26   $  18.88
Total Return.......................................       28.2%      (5.7%)    (15.2%)    (19.2%)     26.3%
Investment Income Ratio............................        2.1%       1.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    425   $    257   $    254   $    169   $     --
Units Outstanding..................................          45         34         32         18         --
Variable Accumulation Unit Value...................    $   9.54   $   7.45   $   7.92   $   9.35   $     --
Total Return.......................................       28.0%      (5.9%)    (15.3%)     (6.5%)        --
Investment Income Ratio............................        0.4%       0.2%       0.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,625   $  3,599   $  1,063   $    111   $     --
Units Outstanding..................................       1,110        481        134         12         --
Variable Accumulation Unit Value...................    $   9.57   $   7.48   $   7.95   $   9.40   $     --
Total Return.......................................       27.9%      (5.9%)    (15.4%)     (6.0%)        --
Investment Income Ratio............................        2.3%       2.5%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,285   $    707   $     --   $     --   $     --
Units Outstanding..................................         291         80         --         --         --
Variable Accumulation Unit Value...................    $  11.30   $   8.82   $     --   $     --   $     --
Total Return.......................................       28.1%     (11.8%)        --         --         --
Investment Income Ratio............................        2.6%       5.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     62   $     14   $     --   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  12.49   $   9.79   $     --   $     --   $     --
Total Return.......................................       27.6%      (2.1%)        --         --         --
Investment Income Ratio............................        2.1%       6.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                        SMALL CAP
         CORE--INITIAL CLASS            GROWTH--INITIAL CLASS           GROWTH--INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
     2003       2002       2001      2003       2002       2001      2003       2002       2001
    ---------------------------------------------------------------------------------------------
    $24,078   $ 15,024   $  6,859   $36,546   $ 11,317   $  7,773   $40,155   $ 17,889   $ 12,197
      2,245      1,872        734     3,998      1,768        855     4,177      2,600      1,286
    $ 10.73   $   8.03   $   9.35   $  9.14   $   6.40   $   9.09   $  9.61   $   6.88   $   9.48
      33.6%     (14.1%)     (6.5%)    42.8%     (29.6%)     (9.1%)    39.7%     (27.4%)     (5.2%)
       0.5%       0.4%       0.4%        --         --         --        --         --         --

    $   170   $     69   $     --   $   198   $    142   $     55   $   426   $    267   $    268
         15          8         --        17         17          5        43         38         28
    $ 11.57   $   8.67   $     --   $ 11.68   $   8.19   $  11.65   $  9.86   $   7.07   $   9.76
      33.4%     (13.3%)        --     42.6%     (29.7%)     16.5%     39.5%     (27.5%)     (2.4%)
       0.5%       0.5%         --        --         --         --        --         --         --

    $11,573   $  3,510   $    241   $17,706   $  3,961   $    365   $17,970   $  5,362   $    786
      1,040        420         25     1,901        606         39     1,879        782         83
    $ 11.13   $   8.35   $   9.74   $  9.32   $   6.54   $   9.30   $  9.56   $   6.86   $   9.47
      33.3%     (14.3%)     (2.6%)    42.5%     (29.7%)     (7.0%)    39.4%     (27.6%)     (5.3%)
       0.6%       0.7%       1.3%        --         --         --        --         --         --

    $ 4,278   $  1,240   $     --   $ 5,924   $  1,392   $     --   $ 7,514   $  1,798   $     --
        393        152         --       592        199         --       726        243         --
    $ 10.88   $   8.14   $     --   $ 10.01   $   7.01   $     --   $ 10.35   $   7.41   $     --
      33.5%     (18.6%)        --     42.7%     (29.9%)        --     39.7%     (25.9%)        --
       0.5%       1.0%         --        --         --         --        --         --         --

    $    45   $     10   $     --   $   107   $     15   $     --   $   126   $     14   $     --
          4          1         --         7          2         --        11          2         --
    $ 12.90   $   9.70   $     --   $ 14.50   $  10.20   $     --   $ 11.55   $   8.31   $     --
      33.0%      (3.0%)        --     42.1%       2.0%         --     39.1%     (16.9%)        --
       0.6%       1.1%         --        --         --         --        --         --         --

    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
         --         --         --        --         --         --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Total Return--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $233,917   $213,473   $296,704   $338,661   $305,978
Units Outstanding..................................      13,754     14,813     16,939     17,027     14,509
Variable Accumulation Unit Value...................    $  17.01   $  14.41   $  17.52   $  19.89   $  21.09
Total Return.......................................       18.0%     (17.7%)    (11.9%)     (5.7%)     15.4%
Investment Income Ratio............................        1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,895   $  1,847   $  2,444   $  2,730   $     --
Units Outstanding..................................         242        278        302        297         --
Variable Accumulation Unit Value...................    $   7.83   $   6.64   $   8.09   $   9.20   $     --
Total Return.......................................       17.8%     (17.8%)    (12.1%)     (8.0%)        --
Investment Income Ratio............................        1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,510   $ 11,221   $  5,557   $    495   $     --
Units Outstanding..................................       2,868      1,762        717         56         --
Variable Accumulation Unit Value...................    $   7.50   $   6.37   $   7.75   $   8.82   $     --
Total Return.......................................       17.8%     (17.9%)    (12.1%)    (11.8%)        --
Investment Income Ratio............................        2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,662   $  2,063   $     --   $     --   $     --
Units Outstanding..................................         647        236         --         --         --
Variable Accumulation Unit Value...................    $  10.29   $   8.73   $     --   $     --   $     --
Total Return.......................................       18.0%     (12.7%)        --         --         --
Investment Income Ratio............................        2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    305   $     12   $     --   $     --   $     --
Units Outstanding..................................          26          1         --         --         --
Variable Accumulation Unit Value...................    $  11.67   $   9.93   $     --   $     --   $     --
Total Return.......................................       17.5%      (0.7%)        --         --         --
Investment Income Ratio............................        3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $202,324   $169,824   $213,977   $168,711   $165,397   $ 44,045   $ 43,336   $ 55,929   $ 60,445   $ 50,328
      11,104     11,706     11,482      8,963      9,782      4,374      5,461      5,593      5,454      3,997
    $  18.22   $  14.51   $  18.64   $  18.82   $  16.91   $  10.07   $   7.94   $  10.00   $  11.08   $  12.59
       25.6%     (22.2%)     (1.0%)     11.3%       7.3%      26.9%     (20.6%)     (9.8%)    (12.0%)     16.0%
        1.6%       1.4%       1.6%                             1.4%       1.1%       0.8%

    $  1,072   $    903   $    802   $    239   $     --   $    309   $    213   $     71   $    154   $     --
         101        106         73         22         --         37         32          9         17         --
    $  10.64   $   8.49   $  10.92   $  11.04   $     --   $   8.33   $   6.57   $   8.29   $   9.21   $     --
       25.4%     (22.3%)     (1.1%)     10.4%         --      26.7%     (20.8%)    (10.0%)     (7.9%)        --
        1.6%       1.5%       2.2%                             1.6%       1.8%       0.9%

    $ 36,811   $ 22,026   $ 10,836   $     69   $     --   $  7,574   $  3,274   $  1,388   $    218   $     --
       3,619      2,714      1,037          7         --        927        507        170         24         --
    $  10.17   $   8.11   $  10.44   $  10.57   $     --   $   8.17   $   6.45   $   8.15   $   9.05   $     --
       25.4%     (22.3%)     (1.2%)      5.7%         --      26.7%     (20.8%)     (9.9%)     (9.5%)        --
        1.8%       2.1%       3.9%                             1.8%       1.7%       1.6%

    $ 11,041   $  3,870   $     --   $     --   $     --   $  2,018   $    529   $     --   $     --   $     --
       1,147        505         --         --         --        195         65         --         --         --
    $   9.63   $   7.67   $     --   $     --   $     --   $  10.34   $   8.15   $     --   $     --   $     --
       25.5%     (23.3%)        --         --         --      26.8%     (18.5%)        --         --         --
        1.9%       6.1%         --                             1.9%       6.2%         --

    $    230   $     50   $     --   $     --   $     --   $      1   $     --   $     --   $     --   $     --
          22          6         --         --         --         --         --         --         --         --
    $  10.43   $   8.34   $     --   $     --   $     --   $  11.44   $     --   $     --   $     --   $     --
       25.0%     (16.6%)        --         --         --      14.4%         --         --         --         --
        2.0%       8.9%         --                             4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                             Dreyfus
                                                                Large Company Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,701   $ 34,818   $ 44,680   $ 37,822   $ 25,701
Units Outstanding..................................       3,407      4,314      4,211      3,356      2,397
Variable Accumulation Unit Value...................    $  10.18   $   8.07   $  10.61   $  11.27   $  10.72
Total Return.......................................       26.2%     (23.9%)     (5.9%)      5.1%       5.2%
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    374   $    309   $    336   $    178   $     --
Units Outstanding..................................          40         41         34         17         --
Variable Accumulation Unit Value...................    $   9.43   $   7.49   $   9.86   $  10.49   $     --
Total Return.......................................       26.0%     (24.0%)     (6.0%)      4.9%         --
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,630   $  5,637   $  4,231   $    147   $     --
Units Outstanding..................................       1,249        762        434         14         --
Variable Accumulation Unit Value...................    $   9.31   $   7.40   $   9.74   $  10.37   $     --
Total Return.......................................       25.9%     (24.1%)     (6.1%)      3.7%         --
Investment Income Ratio............................        1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,835   $    810   $     --   $     --   $     --
Units Outstanding..................................         281        101         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   7.99   $     --   $     --   $     --
Total Return.......................................       26.1%     (20.1%)        --         --         --
Investment Income Ratio............................        1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     46   $     --   $     --   $     --   $     --
Units Outstanding..................................           3         --         --         --         --
Variable Accumulation Unit Value...................    $  13.28   $     --   $     --   $     --   $     --
Total Return.......................................       32.8%         --         --         --         --
Investment Income Ratio............................        1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                            MAINSTAY VP
                        EAGLE ASSET                                            LORD ABBETT
                         MANAGEMENT                                             DEVELOPING
                GROWTH EQUITY--INITIAL CLASS                              GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 97,271   $ 82,525   $132,751   $157,719   $ 52,015   $ 25,669   $ 17,566   $ 25,662   $ 29,808   $ 27,072
       7,818      8,375      9,537      9,323      2,730      3,094      2,893      2,959      3,141      2,276
    $  12.44   $   9.85   $  13.92   $  16.92   $  19.06   $   8.30   $   6.07   $   8.67   $   9.49   $  11.89
       26.3%     (29.2%)    (17.7%)    (11.2%)     63.2%      36.6%     (30.0%)     (8.6%)    (20.2%)     30.4%
        0.2%       0.1%         --                               --         --         --

    $    633   $    479   $    537   $    528   $     --   $    225   $    109   $     52   $     85   $     --
          91         87         69         55         --         28         19          6          9         --
    $   6.96   $   5.52   $   7.81   $   9.51   $     --   $   7.95   $   5.83   $   8.33   $   9.13   $     --
       26.1%     (29.3%)    (17.9%)     (4.9%)        --      36.4%     (30.1%)     (8.8%)     (8.7%)        --
        0.2%       0.1%         --                               --         --         --

    $ 16,377   $  8,998   $  9,015   $  1,686   $     --   $  5,667   $  1,601   $    906   $     40   $     --
       2,754      1,907      1,350        207         --        710        273        108          4         --
    $   5.95   $   4.72   $   6.68   $   8.13   $     --   $   7.99   $   5.86   $   8.38   $   9.19   $     --
       26.0%     (29.4%)    (17.8%)    (18.7%)        --      36.3%     (30.1%)     (8.8%)     (8.1%)        --
        0.2%       0.1%         --                               --         --         --

    $  3,610   $  1,117   $     --   $     --   $     --   $  1,394   $    321   $     --   $     --   $     --
         362        141         --         --         --        132         42         --         --         --
    $   9.97   $   7.90   $     --   $     --   $     --   $  10.54   $   7.72   $     --   $     --   $     --
       26.2%     (21.0%)        --         --         --      36.5%     (22.8%)        --         --         --
        0.2%       0.3%         --                               --         --         --

    $     48   $     --   $     --   $     --   $     --   $      8   $     --   $     --   $     --   $     --
           4         --         --         --         --          1         --         --         --         --
    $  12.08   $   9.60   $     --   $     --   $     --   $  13.13   $     --   $     --   $     --   $     --
       25.8%      (4.0%)        --         --         --      31.3%         --         --         --         --
        0.3%         --         --                               --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             Alger
                                                                            American
                                                                             Small
                                                                 Capitalization--Class O Shares
                                                       --------------------------------------------------
                                                        2003       2002       2001       2000      1999
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $60,347   $ 44,207   $ 66,445   $ 93,083   $51,860
Units Outstanding..................................      6,994      7,192      7,864      7,657     3,063
Variable Accumulation Unit Value...................    $  8.63   $   6.15   $   8.45   $  12.16   $ 16.93
Total Return.......................................      40.4%     (27.3%)    (30.5%)    (28.2%)    41.4%
Investment Income Ratio............................         --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   418   $    417   $    514   $    588   $    --
Units Outstanding..................................         69         97         87         69        --
Variable Accumulation Unit Value...................    $  6.05   $   4.31   $   5.94   $   8.56   $    --
Total Return.......................................      40.2%     (27.4%)    (30.6%)    (14.4%)       --
Investment Income Ratio............................         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $10,455   $  5,200   $  5,162   $  1,125   $    --
Units Outstanding..................................      1,865      1,299        936        142        --
Variable Accumulation Unit Value...................    $  5.61   $   4.00   $   5.51   $   7.95   $    --
Total Return.......................................      40.1%     (27.4%)    (30.7%)    (20.5%)       --
Investment Income Ratio............................         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,010   $    376   $     --   $     --   $    --
Units Outstanding..................................        175         46         --         --        --
Variable Accumulation Unit Value...................    $ 11.49   $   8.19   $     --   $     --   $    --
Total Return.......................................      40.3%     (18.1%)        --         --        --
Investment Income Ratio............................         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    54   $     --   $     --   $     --   $    --
Units Outstanding..................................          4         --         --         --        --
Variable Accumulation Unit Value...................    $ 13.52   $     --   $     --   $     --   $    --
Total Return.......................................      35.2%         --         --         --        --
Investment Income Ratio............................         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $     --   $     --   $     --   $    --
Units Outstanding..................................         --         --         --         --        --
Variable Accumulation Unit Value...................    $    --   $     --   $     --   $     --   $    --
Total Return.......................................         --         --         --         --        --
Investment Income Ratio............................         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     AMSOUTH                          AMSOUTH                          AMSOUTH
                     ENHANCED                      INTERNATIONAL                        LARGE
                   MARKET FUND                      EQUITY FUND                        CAP FUND
          ------------------------------   ------------------------------   ------------------------------
            2003       2002       2001       2003       2002       2001       2003       2002       2001
          ------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $  2,415   $  1,562   $  1,112   $    361   $    139   $    116   $  3,889   $  2,526   $  1,883
               293        239        127         36         21         14        478        385        216
          $   8.24   $   6.53   $   8.75   $  10.16   $   6.71   $   8.16   $   8.13   $   6.57   $   8.72
             26.2%      25.4%     (12.5%)     51.3%     (17.7%)    (18.4%)     23.8%     (24.7%)    (12.8%)
              0.8%       0.5%       0.1%       0.9%       0.3%         --       0.2%       0.2%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $    133   $     --   $     --   $     32   $     --   $     --   $    134   $     --   $     --
                12         --         --          3         --         --         12         --         --
          $  11.29   $     --   $     --   $  12.59   $     --   $     --   $  10.99   $     --   $     --
             12.9%         --         --      25.9%         --         --       9.9%         --         --
              1.1%         --         --       3.1%         --         --       0.4%         --         --


                     AMSOUTH
                   MID CAP FUND
          ------------------------------
            2003       2002       2001
          ------------------------------
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $  1,412   $    826   $    515
               189        146         70
          $   7.48   $   5.66   $   7.38
             32.0%     (23.2%)    (26.2%)
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     86   $     --   $     --
                 7         --         --
          $  11.78   $     --   $     --
             17.8%         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 27,683   $ 23,139   $ 27,380   $ 26,540   $ 18,487
Units Outstanding..................................       1,655      1,627      1,668      1,484        987
Variable Accumulation Unit Value...................    $  16.73   $  14.22   $  16.41   $  17.89   $  18.72
Total Return.......................................       17.7%     (13.4%)     (8.3%)     (4.5%)     10.7%
Investment Income Ratio............................        2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    125   $    111   $     98   $    103   $     --
Units Outstanding..................................          14         15         11         11         --
Variable Accumulation Unit Value...................    $   8.71   $   7.42   $   8.57   $   9.36   $     --
Total Return.......................................       17.5%     (13.5%)     (8.4%)     (6.4%)        --
Investment Income Ratio............................        1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,419   $  3,779   $  1,957   $    177   $     --
Units Outstanding..................................         995        524        235         19         --
Variable Accumulation Unit Value...................    $   8.46   $   7.21   $   8.34   $   9.10   $     --
Total Return.......................................       17.4%     (13.5%)     (8.4%)     (9.0%)        --
Investment Income Ratio............................        2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,279   $    352   $     --   $     --   $     --
Units Outstanding..................................         210         38         --         --         --
Variable Accumulation Unit Value...................    $  10.85   $   9.23   $     --   $     --   $     --
Total Return.......................................       17.6%      (7.7%)        --         --         --
Investment Income Ratio............................        3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     70   $      5   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  11.81   $  10.08   $     --   $     --   $     --
Total Return.......................................       17.1%       0.8%         --         --         --
Investment Income Ratio............................        4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    469   $     --   $     --   $     --   $     --
Units Outstanding..................................          43         --         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $     --   $     --   $     --   $     --
Total Return.......................................        8.0%         --         --         --         --
Investment Income Ratio............................        7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              DREYFUS IP                                 FIDELITY(R)
              TECHNOLOGY                                     VIP
               GROWTH--                                CONTRAFUND(R)--
            INITIAL SHARES                              INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 17,740   $  4,790   $  3,197   $291,995   $238,091   $279,422   $319,564   $245,305
       2,027        815        325     15,836     16,358     17,160     16,983     12,004
    $   8.75   $   5.88   $   9.84   $  18.44   $  14.56   $  16.28   $  18.82   $  20.44
       48.9%     (40.3%)     (1.6%)     26.7%     (10.6%)    (13.5%)     (7.9%)     22.5%
          --         --         --       0.5%       0.8%       0.8%

    $    182   $    156   $     23   $  1,321   $    981   $    883   $    452   $     --
          17         22          2        136        128        103         46         --
    $  10.67   $   7.18   $  12.03   $   9.69   $   7.66   $   8.58   $   9.93   $     --
       48.6%     (40.3%)     20.3%      26.5%     (10.7%)    (13.6%)     (0.7%)        --
          --         --         --       0.4%       0.8%       0.6%

    $ 10,676   $  2,060   $    587   $ 41,757   $ 19,347   $  9,054   $  1,410   $     --
       1,201        344         58      4,484      2,627      1,097        147         --
    $   8.89   $   5.98   $  10.03   $   9.31   $   7.37   $   8.26   $   9.56   $     --
       48.6%     (40.4%)      0.3%      26.4%     (10.8%)    (13.6%)     (4.4%)        --
          --         --         --       0.3%       0.6%       0.3%

    $  2,206   $    367   $     --   $ 11,685   $  3,664   $     --   $     --   $     --
         207         51         --      1,070        425         --         --         --
    $  10.65   $   7.16   $     --   $  10.93   $   8.63   $     --   $     --   $     --
       48.8%     (28.4%)        --      26.6%     (13.7%)        --         --         --
          --         --         --       0.3%         --         --

    $     32   $     --   $     --   $    398   $     53   $     --   $     --   $     --
           2         --         --         31          5         --         --         --
    $  14.17   $     --   $     --   $  12.99   $  10.30   $     --   $     --   $     --
       41.7%         --         --      26.1%       3.0%         --         --         --
          --         --         --       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       Equity-Income--
                                                                        Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $179,594   $144,348   $175,541   $158,987   $123,982
Units Outstanding..................................    11,179     11,548     11,501      9,762      8,139
Variable Accumulation Unit Value...................  $  16.07   $  12.50   $  15.26   $  16.29   $  15.23
Total Return.......................................     28.5%     (18.1%)     (6.3%)      6.9%       4.9%
Investment Income Ratio............................      1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    877   $    626   $    529   $    286   $     --
Units Outstanding..................................        84         77         53         27         --
Variable Accumulation Unit Value...................  $  10.46   $   8.15   $   9.97   $  10.65   $     --
Total Return.......................................     28.3%     (18.2%)     (6.4%)      6.5%         --
Investment Income Ratio............................      1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 36,552   $ 20,493   $ 12,157   $    275   $     --
Units Outstanding..................................     3,548      2,552      1,237         26         --
Variable Accumulation Unit Value...................  $  10.30   $   8.03   $   9.83   $  10.51   $     --
Total Return.......................................     28.3%     (18.3%)     (6.5%)      5.1%         --
Investment Income Ratio............................      1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  8,099   $  2,204   $     --   $     --   $     --
Units Outstanding..................................       773        270         --         --         --
Variable Accumulation Unit Value...................  $  10.47   $   8.15   $     --   $     --   $     --
Total Return.......................................     28.5%     (18.5%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    370   $     72   $     --   $     --   $     --
Units Outstanding..................................        35          9         --         --         --
Variable Accumulation Unit Value...................  $  10.54   $   8.24   $     --   $     --   $     --
Total Return.......................................     27.9%     (17.6%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $541,659   $534,854   $607,299   $598,090   $338,125   $266,039   $250,712   $385,523   $506,390   $329,694
      28,250     31,372     32,862     30,425     16,575     18,103     20,859     23,563     23,672     12,816
    $  19.17   $  17.05   $  18.48   $  19.66   $  20.40   $  14.70   $  12.02   $  16.36   $  21.39   $  25.73
       12.5%      (7.7%)     (6.0%)     (3.6%)     25.0%      22.3%     (26.5%)    (23.5%)    (16.8%)     62.2%
        2.2%       2.4%       2.7%                             1.1%       0.9%       0.5%

    $  2,620   $  2,506   $  2,538   $  1,636   $     --   $  1,136   $  1,024   $  1,111   $  1,165   $     --
         264        283        264        160         --        181        199        159        127         --
    $   9.94   $   8.85   $   9.61   $  10.24   $     --   $   6.27   $   5.13   $   7.00   $   9.16   $     --
       12.3%      (7.9%)     (6.2%)      2.4%         --      22.1%     (26.6%)    (23.6%)     (8.4%)        --
        2.2%       2.5%       3.0%                             1.0%       0.7%       0.5%

    $ 79,154   $ 54,824   $ 26,039   $  2,842   $     --   $ 20,011   $ 13,227   $ 11,124   $  2,806   $     --
       8,458      6,575      2,875        294         --      3,479      2,806      1,730        333         --
    $   9.36   $   8.34   $   9.06   $   9.65   $     --   $   5.75   $   4.71   $   6.43   $   8.42   $     --
       12.2%      (7.9%)     (6.1%)     (3.5%)        --      22.0%     (26.7%)    (23.6%)    (15.8%)        --
        2.4%       3.1%       4.0%                             1.4%       1.0%       0.7%

    $ 21,004   $  8,129   $     --   $     --   $     --   $  6,275   $  2,078   $     --   $     --   $     --
       2,032        884         --         --         --        659        267         --         --         --
    $  10.33   $   9.19   $     --   $     --   $     --   $   9.52   $   7.79   $     --   $     --   $     --
       12.4%      (8.1%)        --         --         --      22.2%     (22.1%)        --         --         --
        2.6%       5.6%         --                             1.3%       2.5%         --

    $    513   $     82   $     --   $     --   $     --   $     84   $     --   $     --   $     --   $     --
          48          9         --         --         --          7         --         --         --         --
    $  10.72   $   9.57   $     --   $     --   $     --   $  12.13   $   9.96   $     --   $     --   $     --
       12.0%      (4.3%)        --         --         --      21.8%      (0.4%)        --         --         --
        2.9%       5.1%         --                             1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                            INVESTORS
                                                                              TRUST
                                                                      SERIES--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 24,572   $ 22,189   $ 29,963   $ 29,503   $ 18,732
Units Outstanding..................................       2,885      3,138      3,303      2,695      1,685
Variable Accumulation Unit Value...................    $   8.52   $   7.07   $   9.07   $  10.95   $  11.12
Total Return.......................................       20.5%     (22.1%)    (17.2%)     (1.5%)      5.2%
Investment Income Ratio............................        0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    340   $    260   $    231   $    102   $     --
Units Outstanding..................................          45         41         29         11         --
Variable Accumulation Unit Value...................    $   7.55   $   6.28   $   8.07   $   9.75   $     --
Total Return.......................................       20.3%     (22.2%)    (17.2%)     (2.5%)        --
Investment Income Ratio............................        0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,795   $  4,309   $  4,146   $    305   $     --
Units Outstanding..................................         780        698        522         32         --
Variable Accumulation Unit Value...................    $   7.43   $   6.18   $   7.94   $   9.60   $     --
Total Return.......................................       20.2%     (22.2%)    (17.3%)     (4.0%)        --
Investment Income Ratio............................        0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,236   $    463   $     --   $     --   $     --
Units Outstanding..................................         126         57         --         --         --
Variable Accumulation Unit Value...................    $   9.80   $   8.14   $     --   $     --   $     --
Total Return.......................................       20.4%     (18.6%)        --         --         --
Investment Income Ratio............................        0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     74   $     --   $     --   $     --   $     --
Units Outstanding..................................           6         --         --         --         --
Variable Accumulation Unit Value...................    $  12.46   $     --   $     --   $     --   $     --
Total Return.......................................       24.6%         --         --         --         --
Investment Income Ratio............................        0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                      NEUBERGER
                                                                                                        BERMAN
                           MFS(R)                                      MFS(R)                            AMT
                          RESEARCH                                   UTILITIES                         MID-CAP
                   SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS               GROWTH--CLASS I
    ----------------------------------------------------   ------------------------------   ------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $ 33,395   $ 29,511   $ 46,896   $ 50,417   $ 13,236   $    870   $    299   $    135   $  4,336   $  1,673   $    464
       3,779      4,107      4,857      4,054        999         97         45         15        511        249         48
    $   8.84   $   7.19   $   9.66   $  12.44   $  13.25   $   9.01   $   6.72   $   8.83   $   8.49   $   6.72   $   9.64
       23.0%     (25.6%)    (22.4%)     (6.2%)     22.3%      34.0%     (23.8%)    (11.7%)     26.3%     (30.3%)     (3.6%)
        0.7%       0.3%         --                             1.7%       2.4%         --         --         --         --

    $    307   $    270   $    376   $    586   $     --   $     16   $     10   $     --   $     69   $     26   $      1
          49         53         55         66         --          2          1         --          8          4         --
    $   6.27   $   5.10   $   6.87   $   8.86   $     --   $  10.62   $   7.93   $  10.43   $   8.75   $   6.94   $   9.98
       22.8%     (25.7%)    (22.5%)    (11.4%)        --      33.8%     (23.9%)      4.3%      26.1%     (30.4%)     (0.2%)
        0.7%       0.3%         --                             2.1%       0.3%         --         --         --         --

    $  6,172   $  4,401   $  5,269   $  1,516   $     --   $  1,138   $    390   $    258   $  3,204   $  1,192   $    184
       1,029        900        801        179         --        134         62         31        364        171         18
    $   6.00   $   4.89   $   6.58   $   8.49   $     --   $   8.49   $   6.35   $   8.35   $   8.81   $   6.99   $  10.05
       22.7%     (25.7%)    (22.5%)    (15.1%)        --      33.7%     (24.0%)    (16.5%)     26.0%     (30.5%)      0.5%
        0.6%       0.3%         --                             2.1%       3.0%         --         --         --         --

    $  1,035   $    357   $     --   $     --   $     --   $    104   $     41   $     --   $    619   $    156   $     --
         107         45         --         --         --          8          4         --         51         16         --
    $   9.69   $   7.89   $     --   $     --   $     --   $  13.64   $  10.18   $     --   $  12.22   $   9.68   $     --
       22.9%     (21.1%)        --         --         --      33.9%       1.8%         --      26.2%      (3.2%)        --
        0.6%         --         --                             2.2%         --         --         --         --         --

    $      8   $     --   $     --   $     --   $     --   $     15   $     --   $     --   $     82   $     --   $     --
           1         --         --         --         --          1         --         --          7         --         --
    $  11.82   $   9.65   $     --   $     --   $     --   $  12.22   $     --   $     --   $  11.85   $   9.42   $     --
       22.5%      (3.5%)        --         --         --      22.2%         --         --      25.8%      (5.8%)        --
        0.2%         --         --                               --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                          T. ROWE PRICE
                                                                              EQUITY
                                                                         INCOME PORTFOLIO
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $117,894   $ 89,634   $ 85,476   $ 42,484   $ 24,724
Units Outstanding..................................       9,625      9,056      7,398      3,679      2,387
Variable Accumulation Unit Value...................    $  12.25   $   9.90   $  11.55   $  11.55   $  10.36
Total Return.......................................       23.7%     (14.3%)        --      11.5%       2.3%
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,524   $  1,044   $    902   $    146   $     --
Units Outstanding..................................         130        110         81         13         --
Variable Accumulation Unit Value...................    $  11.70   $   9.47   $  11.07   $  11.08   $     --
Total Return.......................................       23.6%     (14.5%)        --      10.8%         --
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,615   $ 22,371   $  9,712   $     98   $     --
Units Outstanding..................................       3,633      2,412        895          9         --
Variable Accumulation Unit Value...................    $  11.45   $   9.27   $  10.85   $  10.86   $     --
Total Return.......................................       23.5%     (14.5%)        --       8.6%         --
Investment Income Ratio............................        1.8%       1.9%       1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,020   $  3,453   $     --   $     --   $     --
Units Outstanding..................................       1,084        420         --         --         --
Variable Accumulation Unit Value...................    $  10.17   $   8.22   $     --   $     --   $     --
Total Return.......................................       23.7%     (17.8%)        --         --         --
Investment Income Ratio............................        1.9%       3.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    461   $    117   $     --   $     --   $     --
Units Outstanding..................................          45         14         --         --         --
Variable Accumulation Unit Value...................    $  10.36   $   8.41   $     --   $     --   $     --
Total Return.......................................       23.2%     (15.9%)        --         --         --
Investment Income Ratio............................        1.9%       2.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        VAN ECK                                         VAN KAMPEN
                       WORLDWIDE                                            UIF
                         HARD                                        EMERGING MARKETS
                        ASSETS                                        EQUITY--CLASS I
    -----------------------------------------------   -----------------------------------------------
     2003      2002      2001      2000      1999      2003      2002      2001      2000      1999
    -------------------------------------------------------------------------------------------------
    $10,239   $ 6,351   $ 3,510   $ 4,929   $ 2,066   $33,055   $22,764   $25,016   $28,721   $23,677
        805       714       378       469       216     3,161     3,213     3,172     3,358     1,659
    $ 12.72   $  8.89   $  9.28   $ 10.51   $  9.57   $ 10.46   $  7.09   $  7.89   $  8.55   $ 14.27
      43.1%     (4.2%)   (11.7%)     9.9%     19.3%     47.6%    (10.2%)    (7.7%)   (40.1%)    93.0%
       0.4%      0.5%      1.4%                            --        --        --

    $   190   $    49   $    29   $    25   $    --   $   697   $   109   $ 5,828   $    38   $    --
         15         6         3         2        --        92        21     1,019         6        --
    $ 12.62   $  8.83   $  9.24   $ 10.48   $    --   $  7.55   $  5.12   $  5.72   $  6.21   $    --
      42.8%     (4.3%)   (11.8%)     4.8%        --     47.4%    (10.4%)    (7.9%)   (37.9%)       --
       0.3%      0.3%      3.8%                            --        --        --

    $ 5,745   $ 2,229   $   238   $    53   $    --   $ 5,409   $ 2,432   $   594   $    54   $    --
        449       249        25         5        --       617       408        89         7        --
    $ 12.79   $  8.96   $  9.37   $ 10.63   $    --   $  8.77   $  5.96   $  6.64   $  7.22   $    --
      42.8%     (4.4%)   (11.9%)     6.3%        --     47.3%    (10.3%)    (8.0%)   (27.8%)       --
       0.4%      0.2%      1.1%                            --        --        --

    $ 1,461   $   326   $    --   $    --   $    --   $ 1,279   $   456   $    --   $    --   $    --
        121        39        --        --        --       110        58        --        --        --
    $ 12.04   $  8.42   $    --   $    --   $    --   $ 11.62   $  7.88   $    --   $    --   $    --
      43.0%    (15.8%)       --        --        --     47.5%    (21.2%)       --        --        --
       0.3%        --        --                            --        --        --

    $    63   $    --   $    --   $    --   $    --   $    19   $    --   $    --   $    --   $    --
          4        --        --        --        --         1        --        --        --        --
    $ 15.24   $    --   $    --   $    --   $    --   $ 14.95   $    --   $    --   $    --   $    --
      52.4%        --        --        --        --     49.5%        --        --        --        --
         --        --        --                            --        --        --

    $   348   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         26        --        --        --        --        --        --        --        --        --
    $ 13.42   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
      34.2%        --        --        --        --        --        --        --        --        --
         --        --        --                            --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       2,929      $       2,760      $       3,817
Units Outstanding.....................................             296                248                347
Variable Accumulation Unit Value......................   $        9.91      $       11.15      $       10.99
Total Return..........................................           (0.9%)             11.5%               9.9%
Investment Income Ratio...............................           13.3%               0.5%               8.3%

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       6,344      $       5,334      $       7,798
Units Outstanding.....................................             640                474                707
Variable Accumulation Unit Value......................   $        9.91      $       11.26      $       11.03
Total Return..........................................           (0.9%)             12.6%              10.3%
Investment Income Ratio...............................           17.1%               0.6%               9.0%

SERIES IV POLICIES (d)
Net Assets............................................   $       5,867      $       4,522      $       7,040
Units Outstanding.....................................             592                406                644
Variable Accumulation Unit Value......................   $        9.92      $       11.14      $       10.94
Total Return..........................................           (0.8%)             11.4%               9.4%
Investment Income Ratio...............................           15.6%               0.5%               8.5%

SERIES V POLICIES (e)
Net Assets............................................   $         407      $          86      $         533
Units Outstanding.....................................              41                  8                 49
Variable Accumulation Unit Value......................   $        9.83      $       10.98      $       10.91
Total Return..........................................           (1.7%)              9.8%               9.1%
Investment Income Ratio...............................           14.8%               1.3%               9.5%

SERIES VI POLICIES (f)
Net Assets............................................   $       3,343      $       2,186      $       3,430
Units Outstanding.....................................             338                197                316
Variable Accumulation Unit Value......................   $        9.89      $       11.12      $       10.85
Total Return..........................................           (1.1%)             11.2%               8.5%
Investment Income Ratio...............................           14.5%               0.5%               9.2%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $       2,399      $       2,651      $       1,842      $      10,501      $       6,828
               207                272                162                920                606
     $       11.60      $        9.75      $       11.40      $       11.41      $       11.26
             16.0%              (2.5%)             14.0%              14.1%              12.6%
              3.4%              14.3%               3.7%              26.0%               4.6%

     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
                --                 --                 --                 --                 --

     $       6,443      $       4,087      $       3,094      $      28,302      $      13,604
               550                422                273              2,495              1,215
     $       11.72      $        9.69      $       11.34      $       11.35      $       11.20
             17.2%              (3.1%)             13.4%              13.5%              12.0%
              3.8%              18.2%               4.1%              30.0%               5.6%

     $       5,125      $       4,147      $       3,340      $      25,512      $      11,688
               442                425                293              2,224              1,038
     $       11.59      $        9.76      $       11.40      $       11.47      $       11.26
             15.9%              (2.4%)             14.0%              14.7%              12.6%
              3.5%              16.5%               3.4%              26.4%               4.6%

     $         122      $         421      $          38      $       2,901      $       1,344
                11                 43                  3                255                120
     $       11.51      $        9.74      $       11.32      $       11.36      $       11.24
             15.1%              (2.6%)             13.2%              13.6%              12.4%
              4.3%              14.0%               2.4%              27.0%               5.1%

     $       2,519      $       1,800      $       1,484      $       9,211      $       4.649
               218                185                130                809                414
     $       11.57      $        9.73      $       11.38      $       11.39      $       11.24
             15.7%              (2.7%)             13.8%              13.9%              12.4%
              3.8%              16.2%               3.4%              29.6%               5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       1,340      $       1,477      $       2,376
Units Outstanding.....................................             114                125                197
Variable Accumulation Unit Value......................   $       11.74      $       11.80      $       12.07
Total Return..........................................           17.4%              18.0%              20.7%
Investment Income Ratio...............................            6.9%               1.2%                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,933      $       2,774      $       5,125
Units Outstanding.....................................             254                237                434
Variable Accumulation Unit Value......................   $       11.55      $       11.72      $       11.82
Total Return..........................................           15.5%              17.2%              18.2%
Investment Income Ratio...............................            8.0%               1.4%                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,849      $       2,677      $       5,111
Units Outstanding.....................................             246                228                432
Variable Accumulation Unit Value......................   $       11.60      $       11.73      $       11.83
Total Return..........................................           16.0%              17.3%              18.3%
Investment Income Ratio...............................            6.6%               1.2%                 --

SERIES V POLICIES (e)
Net Assets............................................   $          78      $         183      $         186
Units Outstanding.....................................               7                 16                 16
Variable Accumulation Unit Value......................   $       11.28      $       11.78      $       11.61
Total Return..........................................           12.8%              17.8%              16.1%
Investment Income Ratio...............................           11.7%               3.0%                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,381      $       1,319      $       2,941
Units Outstanding.....................................             121                113                244
Variable Accumulation Unit Value......................   $       11.37      $       11.64      $       12.05
Total Return..........................................           13.7%              16.4%              20.5%
Investment Income Ratio...............................            7.6%               1.4%                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $       2,355      $       1,835      $       2,572       $         503      $         821
               192                171                223                  45                 73
     $       12.24      $       10.73      $       11.55       $       11.07      $       11.32
             22.4%               7.3%              15.5%               10.7%              13.2%
                --               6.8%               5.3%                5.6%               2.7%

     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --

     $       4,735      $       4,276      $       5,058       $       1,437      $       1,807
               384                399                440                 126                160
     $       12.32      $       10.71      $       11.48       $       11.38      $       11.29
             23.2%               7.1%              14.8%               13.8%              12.9%
                --               8.3%               6.3%                6.1%               2.9%

     $       4,235      $       3,248      $       4,598       $       1,389      $       2,039
               353                299                392                 123                181
     $       12.01      $       10.86      $       11.72       $       11.32      $       11.29
             20.1%               8.6%              17.2%               13.2%              12.9%
                --               7.6%               5.3%                5.3%               2.8%

     $          93      $         159      $         160       $          24      $         133
                 8                 15                 14                   2                 12
     $       11.71      $       10.57      $       11.48       $       11.19      $       11.21
             17.1%               5.7%              14.8%               11.9%              12.1%
                --              10.4%               7.5%                4.4%               5.2%

     $       2,201      $       2,168      $       2,127       $         600      $         907
               180                205                185                  53                 80
     $       12.21      $       10.56      $       11.52       $       11.23      $       11.28
             22.1%               5.6%              15.2%               12.3%              12.8%
                --               7.3%               5.9%                5.3%               2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         820      $         637      $         671
Units Outstanding.....................................              74                 55                 55
Variable Accumulation Unit Value......................   $       11.11      $       11.63      $       12.16
Total Return..........................................           11.1%              16.3%              21.6%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,737      $       1,458      $       1,576
Units Outstanding.....................................             247                127                130
Variable Accumulation Unit Value......................   $       11.08      $       11.47      $       12.15
Total Return..........................................           10.8%              14.7%              21.5%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,233      $       1,358      $       1,594
Units Outstanding.....................................             201                117                132
Variable Accumulation Unit Value......................   $       11.09      $       11.62      $       12.11
Total Return..........................................           10.9%              16.2%              21.1%
Investment Income Ratio...............................            0.3%                 --                 --

SERIES V POLICIES (e)
Net Assets............................................   $          60      $          64      $          22
Units Outstanding.....................................               6                  6                  2
Variable Accumulation Unit Value......................   $       10.77      $       11.41      $       11.96
Total Return..........................................            7.7%              14.1%              19.6%
Investment Income Ratio...............................            0.5%                 --                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,265      $         721      $         495
Units Outstanding.....................................             114                 61                 41
Variable Accumulation Unit Value......................   $       11.06      $       11.77      $       12.15
Total Return..........................................           10.6%              17.7%              21.5%
Investment Income Ratio...............................            0.3%                 --                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                       FIDELITY(R) VIP                                          JANUS ASPEN SERIES
      TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   JANUS ASPEN SERIES       WORLDWIDE
       GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--          BALANCED--            GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   ------------------   ------------------
         2003             2003              2003              2003                2003                 2003
    --------------------------------------------------------------------------------------------------------------
     $     1,226       $     3,715       $     2,888       $     2,237        $     4,308          $     1,398
             104               318               251               199                410                  121
     $     11.77       $     11.69       $     11.53       $     11.27        $     10.52          $     11.53
           17.7%             16.9%             15.3%             12.7%               5.2%                15.3%
              --                --                --                --               3.4%                 0.9%

     $        --       $        --       $        --       $         1        $        --          $        --
              --                --                --                --                 --                   --
     $        --       $        --       $        --       $     10.17        $        --          $        --
              --                --                --              1.7%                 --                   --
              --                --                --                --                 --                   --

     $     2,883       $     7,143       $     5,733       $     1,207        $     8,228          $     2,542
             247               616               504               107                779                  222
     $     11.67       $     11.59       $     11.37       $     11.23        $     10.57          $     11.45
           16.7%             15.9%             13.7%             12.3%               5.7%                14.5%
              --                --                --                --               4.1%                 1.0%

     $     2,684       $     5,521       $     4,827       $     1,082        $     7,590          $     2,226
             230               467               421                95                722                  195
     $     11.68       $     11.82       $     11.48       $     11.41        $     10.51          $     11.44
           16.8%             18.2%             14.8%             14.1%               5.1%                14.4%
              --                --                --                --               3.6%                 0.9%

     $       100       $       316       $       823       $        39        $       441          $        22
               9                28                71                 4                 42                    2
     $     11.64       $     11.48       $     11.54       $     10.77        $     10.50          $     11.31
           16.4%             14.8%             15.4%              7.7%               5.0%                13.1%
              --                --                --                --               3.4%                 1.2%

     $     1,302       $     2,520       $     2,977       $       499        $     4,069          $       983
             112               219               260                44                387                   88
     $     11.65       $     11.49       $     11.44       $     11.43        $     10.51          $     11.23
           16.5%             14.9%             14.4%             14.3%               5.1%                12.3%
              --                --                --                --               3.5%                 0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         135       $         382       $           3
Units Outstanding.....................................              12                  35                  --
Variable Accumulation Unit Value......................   $       10.86       $       11.02       $       10.83
Total Return..........................................            8.6%               10.2%                8.3%
Investment Income Ratio...............................              --                  --                  --

SERIES II POLICIES (b)
Net Assets............................................   $          --       $          --       $          --
Units Outstanding.....................................              --                  --                  --
Variable Accumulation Unit Value......................   $          --       $          --       $          --
Total Return..........................................              --                  --                  --
Investment Income Ratio...............................              --                  --                  --

SERIES III POLICIES (c)
Net Assets............................................   $         314       $         637       $          80
Units Outstanding.....................................              29                  58                   7
Variable Accumulation Unit Value......................   $       10.94       $       10.95       $       11.41
Total Return..........................................            9.4%                9.5%               14.1%
Investment Income Ratio...............................              --                  --                  --

SERIES IV POLICIES (d)
Net Assets............................................   $         469       $         460       $          63
Units Outstanding.....................................              43                  43                   5
Variable Accumulation Unit Value......................   $       10.97       $       10.75       $       11.46
Total Return..........................................            9.7%                7.5%               14.6%
Investment Income Ratio...............................              --                  --                  --

SERIES V POLICIES (e)
Net Assets............................................   $          13       $          15       $          11
Units Outstanding.....................................               1                   1                   1
Variable Accumulation Unit Value......................   $       10.92       $       11.05       $       11.50
Total Return..........................................            9.2%               10.5%               15.0%
Investment Income Ratio...............................              --                  --                  --

SERIES VI POLICIES (f)
Net Assets............................................   $         187       $         279       $           1
Units Outstanding.....................................              17                  25                  --
Variable Accumulation Unit Value......................   $       10.88       $       11.13       $       11.39
Total Return..........................................            8.8%               11.3%               13.9%
Investment Income Ratio...............................              --                  --                  --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $           6         $       2,506         $         424
                 1                   224                    31
     $       10.91         $       11.20         $       13.71
              9.1%                 12.0%                 37.1%
                --                  2.1%                    --

     $          --         $          --         $          --
                --                    --                    --
     $          --         $          --         $          --
                --                    --                    --
                --                    --                    --

     $         105         $       5,783         $       1,422
                10                   518                   108
     $       10.98         $       11.16         $       13.20
              9.8%                 11.6%                 32.0%
                --                  2.4%                    --

     $         269         $       5,370         $         729
                24                   478                    53
     $       11.32         $       11.23         $       13.65
             13.2%                 12.3%                 36.5%
                --                  2.3%                    --

     $          82         $         933         $          --
                 7                    84                    --
     $       11.12         $       11.13         $       10.57
             11.2%                 11.3%                  5.7%
                --                  2.5%                    --

     $          56         $       3,257         $         297
                 5                   292                    22
     $       11.13         $       11.16         $       13.25
             11.3%                 11.6%                 32.5%
                --                  2.4%                    --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth (Class I), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity (Class I), MainStay VP Bond (Service Class), MainStay VP Capital Appreciation (Service Class), MainStay VP Convertible (Service Class), MainStay VP Equity Income (Service Class), MainStay VP Government (Service Class), MainStay VP Growth Equity (Service Class), MainStay VP High Yield Corporate Bond (Service Class), MainStay VP Indexed Equity (Service Class), MainStay VP International Equity (Service Class), MainStay VP Mid Cap Core (Service Class), MainStay VP Mid Cap Growth (Service Class), MainStay VP Small Cap Growth (Service Class), MainStay VP Total Return (Service Class), MainStay VP Value (Service Class), MainStay VP American Century Income and Growth (Service Class), MainStay VP Dreyfus Large Company Value (Service Class), MainStay VP Eagle Asset Management Growth Equity (Service Class), MainStay VP Lord Abbett Developing Growth (Service Class), Alger American Small Capitalization (Class S Shares), Dreyfus IP Technology Growth (Service Shares), Fidelity(R) VIP Contrafund(R) (Service Class 2), Fidelity(R) VIP Equity-Income (Service Class 2), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Service Shares), Janus Aspen Series Worldwide Growth (Service Shares), MFS(R) Investors Trust Series (Service Class), MFS(R) Research Series (Service Class), MFS(R) Utilities Series (Service Class), Neuberger Berman AMT Mid-Cap Growth (Class S), T. Rowe Price Equity Income Portfolio II, and Van Kampen UIF Emerging Markets Equity (Class II) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2003       2002
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $29,401    $24,515
  Trading securities                                               66         --
Equity securities, at fair value
  Available for sale                                               47         70
  Trading securities                                               22         --
Mortgage loans                                                  2,665      2,389
Policy loans                                                      563        577
Other investments                                                 280        739
                                                              -------    -------
     Total investments                                         33,044     28,290

Cash and cash equivalents                                         761      1,362
Deferred policy acquisition costs                               2,180      1,781
Interest in annuity contracts                                   3,306      2,958
Other assets                                                    1,234      1,440
Separate account assets                                        11,589      9,245
                                                              -------    -------
     Total assets                                             $52,114    $45,076
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $29,366    $25,260
Future policy benefits                                          1,027        967
Policy claims                                                     107        103
Obligations under structured settlement agreements              3,306      2,958
Other liabilities                                               2,556      3,280
Separate account liabilities                                   11,500      9,154
                                                              -------    -------
     Total liabilities                                         47,862     41,722
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                      1,410        910
Accumulated other comprehensive income                            590        451
Retained earnings                                               2,227      1,968
                                                              -------    -------
     Total stockholder's equity                                 4,252      3,354
                                                              -------    -------
     Total liabilities and stockholder's equity               $52,114    $45,076
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2003     2002     2001
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $    3   $  144   $  235
  Fees -- universal life and annuity policies                    603      546      509
  Net investment income                                        1,801    1,647    1,452
  Net investment losses                                           (3)     (49)     (50)
  Other income                                                    19       16        9
                                                              ------   ------   ------
     Total revenues                                            2,423    2,304    2,155
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,321    1,280    1,133
  Policyholder benefits                                          139      305      354
  Operating expenses                                             588      554      536
                                                              ------   ------   ------
     Total expenses                                            2,048    2,139    2,023
                                                              ------   ------   ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        375      165      132
Income tax expense/(benefit)                                     116       (1)      31
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting
  principle                                                      259      166      101
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            --       --       14
                                                              ------   ------   ------
NET INCOME                                                    $  259   $  166   $  115
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
                                                                         (IN MILLIONS)
BALANCE AT JANUARY 1, 2001                      $25        $  480       $1,721         $(31)           $2,195
                                                                                                       ------
Comprehensive income:
  Net income                                                               115                            115
                                                                                                       ------
     Cumulative effect of a change in
       accounting principle, net of tax                                                  (2)               (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     137               137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                        300                                         300
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2001                     25           780        1,836          104             2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                    $25        $1,410       $2,227         $590            $4,252
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2003        2002        2001
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    259    $    166    $    115
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                  35           1         (26)
     Net capitalization of deferred policy acquisition costs      (400)       (441)       (380)
     Annuity and universal life fees                              (296)       (257)       (227)
     Interest credited to policyholders' account balances        1,321       1,292       1,133
     Net investment losses                                           3          49          50
     Deferred income taxes                                          17          (1)         21
     Cumulative effect of a change in accounting principle          --          --         (14)
     (Increase) decrease in:
       Net separate account assets and liabilities                  19          --         (35)
       Other assets and other liabilities                         (250)         99          88
       Trading securities                                           89          29          --
     Increase (decrease) in:
       Policy claims                                                 4          (4)         34
       Future policy benefits                                      (23)        170         186
                                                              --------    --------    --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                778       1,103         945
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                22,559      24,951      28,757
     Maturity of available for sale fixed maturities               418       1,090       1,902
     Sale of equity securities                                      39          38         109
     Repayment of mortgage loans                                   776         466         322
     Sale of other investments                                     520         206          58
  Cost of:
     Available for sale fixed maturities acquired              (27,666)    (30,915)    (33,811)
     Equity securities acquired                                    (19)        (66)       (112)
     Mortgage loans acquired                                    (1,052)       (791)       (469)
     Other investments acquired                                    (70)        (21)       (715)
  Policy loans (net)                                                14         (27)        (32)
  Increase in loaned securities                                    125         747          23
  Securities sold under agreements to repurchase (net)            (644)        514         153
                                                              --------    --------    --------
          NET CASH USED IN INVESTING ACTIVITIES                 (5,000)     (3,808)     (3,815)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    5,094       5,351       4,525
     Withdrawals                                                (1,715)     (1,501)     (1,396)
     Net transfers to the separate accounts                       (258)       (585)       (536)
  Transfer of Taiwan branch cash to an affiliated company           --        (116)         --
  Capital contribution received from parent                        500         130         300
                                                              --------    --------    --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              3,621       3,279       2,893
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (2)         --
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents              (601)        572          23
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                     1,362         790         767
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    761    $  1,362    $    790
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2003, 2002 AND 2001

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available for sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker dealer quotations or management's pricing model. Unrealized gains and losses on available for sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available for sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discount/premium and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. These specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Other investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized loans. Limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized loans are reported at outstanding principal balance reduced by any charge-off or specific valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note
10 -- Derivative Financial Instruments and Risk Management.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Net investment gains (losses) on sales are computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and mortality and expense charges. This liability includes for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of reinsurance recoverables, investment income due and accrued, amounts receivable for undelivered securities, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, deferred income taxes and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

SEPARATE ACCOUNTS

     The Company has established non-guaranteed, guaranteed and registered separate accounts with varying investment objectives which are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. Separate account assets are stated at fair value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its non-guaranteed and registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect fair value. For its guaranteed, non-registered separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS -- (CONTINUED)

     The guaranteed separate accounts maintained on a fair value basis provides a guarantee of principal and interest for contracts held to maturity. Prior to maturity, a market value adjustment is imposed upon certain surrenders. Interest rates on these contracts may be adjusted periodically.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at then current markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Recent corporate and accounting scandals continue to increase the risks of defaults on fixed maturities securities. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum death benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

     As a subsidiary of a mutual life insurance company, the Company is subject to a tax on its equity base ("EBT"). The EBT has been suspended for 3 years beginning with the 2001 tax year (see Note 8 -- Federal Income Taxes). As a result of the suspension, in 2002 the Company released the prior accrual held for the EBT. In the absence of any new legislation extending the suspension or eliminating this tax, the Company is subject to this tax beginning in 2004.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133", ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, the Company reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics, including separate account presentation, interest in separate accounts, liability valuation, returns based on a contractually referenced pool of assets or index, and accounting for contracts that contain death or other insurance benefit features.

     SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The effect of initially adopting SOP 03-01 will be reported as a cumulative effect of a change in accounting principle. The company is currently completing an assessment of the impact of the SOP on its operations; however, we do

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

not believe that the implementation of SOP 03-01 will have a material effect on the Company's financial position.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     At December 31, 2003 and 2002, the maturity distribution of fixed maturities was as follows (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2003                       2002
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $ 1,118      $ 1,127       $   621      $   630
Due after one year through five years                   4,913        5,206         4,306        4,513
Due after five years through ten years                  8,754        9,291         7,151        7,546
Due after ten years                                     4,164        4,441         3,402        3,659
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency               303          315           535          559
  Other mortgage-backed securities                      6,306        6,541         5,119        5,434
  Other asset-backed securities                         2,424        2,480         2,102        2,174
                                                      -------      -------       -------      -------
     Total Available for Sale                         $27,982      $29,401       $23,236      $24,515
                                                      =======      =======       =======      =======

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                     1,060           85            3          1,142
Foreign governments                                      122           10           --            132
Corporate                                             17,335        1,112           95         18,352
Other mortgage-backed securities                       6,306          259           24          6,541
Other asset-backed securities                          2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

                                                                           2002
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,022       $   48         $  1        $ 1,069
U.S. agencies, state and municipal                     1,579          131           --          1,710
Foreign governments                                      105           11           --            116
Corporate                                             13,309          952          249         14,012
Other mortgage-backed securities                       5,119          316            1          5,434
Other asset-backed securities                          2,102           94           22          2,174
                                                     -------       ------         ----        -------
     Total Available for Sale                        $23,236       $1,552         $273        $24,515
                                                     =======       ======         ====        =======

     At December 31, 2003 and 2002, the Company has outstanding contractual obligations to acquire additional private placement securities amounting to $16 million and $161 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2003    $46       $   2          $ 1           $47
2002    $81       $  --          $11           $70

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2003 and 2002 is estimated to be $2,854 million and $2,614 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2003 or 2002.

     At December 31, 2003 and 2002, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $58 million and $60 million at fixed and floating interest rates ranging from 2.7% to 7.8% and from 3.7% to 8.5%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2003 and 2002, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                           2003                  2002
                                     -----------------    ------------------
                                     CARRYING    % OF     CARRYING     % OF
                                      VALUE      TOTAL     VALUE      TOTAL
                                     --------    -----    --------    ------
Property Type:
  Office buildings                    $  943      35.4%    $  855       35.8%
  Retail                                 474      17.8%       397       16.6%
  Residential                            608      22.8%       604       25.3%
  Industrial                             336      12.6%       238       10.0%
  Apartment buildings                    269      10.1%       258       10.8%
  Other                                   35       1.3%        37        1.5%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======
Geographic Region:
  Central                             $  783      29.4%    $  606       25.4%
  South Atlantic                         684      25.7%       654       27.4%
  Pacific                                563      21.1%       474       19.8%
  Middle Atlantic                        455      17.0%       486       20.3%
  New England                            180       6.8%       169        7.1%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======

OTHER INVESTMENTS

     The components of other investments as of December 31, 2003 and 2002 were as follows (in millions):

                                                           2003    2002
                                                           ----    ----
Limited liability company                                  $157    $675
Collateralized loans                                         40      --
Derivatives                                                  34      26
Limited partnerships                                         28      17
Real estate                                                  17      17
Other                                                         4       4
                                                           ----    ----
     Total other investments                               $280    $739
                                                           ====    ====

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by NYL to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2003 and 2002 was $6 million and $5 million, respectively. Depreciation expense totaled $1 million for each year ended December 31, 2003, 2002 and 2001.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2003 and 2002 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available for sale fixed maturities on the accompanying Balance Sheet.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2003, 2002 and 2001, were as follows (in millions):

                                              2003      2002      2001
                                             ------    ------    ------
Fixed maturities                             $1,604    $1,448    $1,238
Equity securities                                 2         3         6
Mortgage loans                                  167       170       155
Policy loans                                     46        45        47
Other investments                                30        30        45
                                             ------    ------    ------
  Gross investment income                     1,849     1,696     1,491
Investment expenses                             (48)      (49)      (39)
                                             ------    ------    ------
  Net investment income                      $1,801    $1,647    $1,452
                                             ======    ======    ======

     For the years ended December 31, 2003, 2002 and 2001, investment gains (losses) computed under the specific identification method were as follows (in millions):

                                                2003                           2002                           2001
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
Fixed maturities                      $192               $(176)      $192               $(236)      $163               $(217)
Equity securities                        5                  (7)         8                  (8)        11                  (9)
Mortgage loans                           2                  (4)         1                  (1)        --                  (1)
Derivative instruments                   1                  (4)         1                  (4)         1                  (7)
Other investments                       --                 (12)        --                  (2)        10                  (1)
                                      ----               -----       ----               -----       ----               -----
     Subtotal                         $200               $(203)      $202               $(251)      $185               $(235)
                                      ====               =====       ====               =====       ====               =====
Total net investment losses                     $(3)                           $(49)                          $(50)
                                                ===                            ====                           ====

     Effective January 1, 2003 the Company transferred all other-than-temporarily impaired securities to a trading portfolio at fair value. Accordingly, for the year 2003 the trading portfolio required a mark-to-market adjustment through net investment losses to reflect any subsequent decline or increase in fair market value. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $2 million.

     On April 1, 2002 the Company transferred the convertible bond and preferred stock portfolios from available for sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $3 million. The convertible portfolio was subsequently sold during 2002.

     The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended, December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment losses in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $24 million, $70 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $7 million at December 31, 2003. There were no other-than-temporary impairment losses in equities for 2002 and 2001.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities into two categories: (1) when the estimated fair value has declined and remained below

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

amortized cost for a period of less than twelve months, and (2) when the estimated fair value has declined and remained below cost for a period of greater than twelve months, at December 31, 2003 (in millions):

                                             LESS THAN           GREATER THAN
                                             12 MONTHS            12 MONTHS               TOTAL
                                        -------------------   ------------------   -------------------
                                         FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                        VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                        ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies             $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal         134         3        --        --          134         3
Foreign governments                         14         *        --        --           14         *
Corporate                                2,306        72       338        23        2,644        95
Mortgage-backed securities               1,184        24         1         *        1,185        24
Asset-backed securities                    344         9        58         8          402        17
                                        ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES              4,301       110       397        31        4,698       141
                                        ------      ----      ----       ---       ------      ----
               EQUITIES
               --------
Preferred Stock                             --        --         4         1            4         1
                                        ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED
       SECURITIES                       $4,301      $110      $401       $32       $4,702      $142
                                        ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     For the securities with gross unrealized losses, the decline in fair value is principally related to changes in interest rates and weak economic and market conditions in certain corporate sectors such as airlines, energy and utilities that are now experiencing a gradual rebound in fair value. Recent improvement in fair value for these securities evidences continued recovery as economic and market conditions improve. Refer to Note 2 -- Significant Accounting Policies for Investments, which discloses the Company's process for reviewing invested assets for impairments.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available for sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in the accompanying

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

Statement of Income. The amounts for the years ended December 31, 2003, 2002 and 2001 are as follows (in millions):

                                                         2003    2002     2001
                                                         ----    -----    ----
Net unrealized investment gains (losses), beginning of
  the year                                               $451    $ 104    $(31)
                                                         ----    -----    ----
Cumulative effect of a change in accounting principle      --       --      (2)
                                                         ----    -----    ----
Changes in net unrealized investment gains attributable
  to investments:
  Net unrealized investment gains arising during the
     period                                               132      663     172
  Less: Reclassification adjustments for gains (losses)
     included in net income                                18        9     (64)
                                                         ----    -----    ----
  Change in net unrealized investment gains, net of
     adjustments                                          114      654     236
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balance                           26      (15)     --
  Deferred policy acquisition costs                        (1)    (289)    (99)
                                                         ----    -----    ----
Change in net unrealized investment gains (losses)        139      350     137
                                                         ----    -----    ----
Transfer of Taiwan branch to an affiliated company         --       (3)     --
                                                         ----    -----    ----
Net unrealized investment gains (losses), end of year    $590    $ 451    $104
                                                         ====    =====    ====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense of $71 million $357 million and $93 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense (benefit) of $10 million, $5 million and ($34) million, respectively.

     Policyholders' account balance reported in the preceding table for the years ended December 31, 2003 and 2002 are net of income tax expense (benefit) of $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax benefit of $-, $156 million and $53 million, respectively.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- INSURANCE LIABILITIES

     The Company's investment contracts are primarily deferred annuities. The carrying value, which approximates fair value, of the Company's liabilities for deferred annuities at December 31, 2003 and 2002, was $15,733 million and $13,319 million, respectively, and is included in policyholders' account balances in the accompanying Balance Sheet.

     The cumulative guaranteed minimum death benefit reserve at December 31, 2003 and 2002 was $29 million and $55 million, respectively, and is included in future policy benefits in the accompanying Balance Sheet.

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains non-guaranteed separate accounts for its variable deferred annuity and variable life products; certain of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $10,866 million and $8,526 million at December 31, 2003 and 2002, respectively. The Company maintains investments in the non-guaranteed separate accounts of $45 million and $52 million at December 31, 2003 and 2002, respectively. The assets of these separate accounts represent

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 6 -- SEPARATE ACCOUNTS -- (CONTINUED)

investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds.

     The Company maintains one guaranteed separate account for universal life insurance policies, with assets of $723 million and $719 million at December 31, 2003 and 2002, respectively. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account, which are carried at fair value, primarily represent investments in investment grade corporate bonds and mortgage-backed securities.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2003, 2002 and 2001 was as follows (in millions):

                                                      2003      2002      2001
                                                     ------    ------    ------
Balance at beginning of year                         $1,781    $1,887    $1,660
  Current year additions                                645       630       558
  Amortized during year                                (245)     (189)     (179)
  Adjustment for change in unrealized investment
     gains                                               (1)     (445)     (152)
  Transfer of Taiwan branch to an affiliated
     company                                             --      (102)       --
                                                     ------    ------    ------
Balance at end of year                               $2,180    $1,781    $1,887
                                                     ======    ======    ======

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                            2003    2002    2001
                                                            ----    ----    ----
Current:
  Federal                                                   $ 94    $(1)    $ 8
  State and local                                              5      1       2
                                                            ----    ---     ---
                                                              99     --      10
Deferred:
  Federal                                                     17     (1)     21
                                                            ----    ---     ---
Income tax expense/(benefit)                                $116    $(1)    $31
                                                            ====    ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows (in millions):

                                                               2003     2002
                                                              ------    ----
Deferred tax assets:
  Future policyholder benefits                                $  487    $427
  Employee and agents benefits                                    62      58
                                                              ------    ----
     Deferred tax assets                                         549     485
                                                              ------    ----
Deferred tax liabilities:
  Deferred policy acquisition costs                              517     409
  Investments                                                    479     420
  Other                                                            9      19
                                                              ------    ----
     Deferred tax liabilities                                  1,005     848
                                                              ------    ----
       Net deferred tax liability                             $  456    $363
                                                              ======    ====

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2003, 2002 and 2001:

                                                          2003    2002     2001
                                                          ----    -----    -----
Statutory Federal income tax rate                         35.0%    35.0%    35.0%
Current year equity base tax                                --       --     12.5
True down of prior year equity base tax                     --    (22.9)   (20.1)
Tax exempt income                                         (2.8)    (6.0)    (4.9)
Foreign branch termination                                  --     (3.8)      --
Other                                                     (1.2)    (2.9)     0.9
                                                          ----    -----    -----
Effective tax rate                                        31.0%    (0.6)%   23.4%
                                                          ====    =====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2003 and 2002, the Company had recorded an income tax receivable from New York Life of $38 million and an income tax payable to New York Life of $38 million, respectively.

     The Company's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This act suspends the Company's equity base tax for the three year period beginning 2001. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to loss from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 50% of the reinsurance ceded at December 31, 2003.

     The Company has entered into cession reinsurance agreements on both a coinsurance basis and on a yearly renewable term basis with affiliated and non-affiliated companies. The total amount of ceded premiums included in the accompanying Statement of Income was $171 million, $81 million and $2 million at December 31, 2003, 2002 and 2001, respectively, and includes ceded premiums associated with the transfer of the Taiwan branch as described in Note
12 -- Related Party Transactions.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with all counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. The Company does not have any fair value hedges at December 31, 2003 and 2002. The Company will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised;
(iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available for sale securities. During 2003 and 2002, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were no cashflow hedges

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

of forecasted transactions as of December 31, 2003 and 2002. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2003 and 2002 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million and $7 million, respectively.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). No hedging transactions were discontinued for the years ended December 31, 2003 and 2002 due to hedge ineffectiveness.

     The Company has derivative instruments that do not qualify for hedge accounting treatment. These derivatives include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses).

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the accompanying Balance Sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the accompanying Balance Sheet at fair value. As of December 31, 2003 and 2002, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, employment and benefits and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $1,424 million and $1,318 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2003 and 2002, the Company recorded cash collateral received under these agreements of $1,474 million and $1,350 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2003 of $155 million ($799 million at December 31,
2002) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $559 million, $537 million and $458 million for the years ended December 31, 2003, 2002 and 2001, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $27 million for its share of the net periodic post-retirement benefits expense in 2003 ($13 million and $10 million in 2002 and 2001, respectively) and a benefit of $(2) million in 2003 ($(2) million in 2002 and $(6) million in 2001) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2003, 2002 and 2001, the total cost for these services amounted to $22 million, $28 million and $16 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

NYLIM for the years ended December 31, 2003, 2002 and 2001 of $9 million, $9 million and $8 million, respectively.

     At December 31, 2003 and 2002, the Company had a net liability of $186 million and $166 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.46% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2003 and 2002 the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,306 million and $2,958 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2003 and 2002 the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $89 million, $71 million and $126 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $200 million. No outstanding balance was due to the Company at December 31, 2003 and December 31, 2002.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $200 million. No outstanding balance was due to New York Life at December 31, 2003 and December 31, 2002. Interest expense for 2003, 2002 and 2001 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2003, the Company had recorded a receivable from MCF included in other assets of $23 million. During 2003, the Company received interest payments from MCF totaling less than $1 million.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                           2003    2002
                                                           ----    ----
Amounts recoverable from reinsurers                        $716    $633
Premiums ceded                                              171      74
Benefits ceded                                               38      13

     The Company received capital contributions of $500 million and $130 million in 2003 and 2002, respectively, from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of funding certain New York Life employee benefits. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, the Company recorded liabilities of approximately $1,133 million and $1,023 million, respectively, which are included in policyholder account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to a Voluntary Employees' Beneficiary Association (VEBA) trust, a trust formed for the benefit of New York Life's retired employees. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, policyholder account balances and separate account liabilities related to these policies aggregated $252 million and $219 million, respectively.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $173 million, $30 million, and $20 million during 2003, 2002 and 2001, respectively.

     Total interest paid was $10 million, $7 million and $21 million during 2003, 2002 and 2001, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 -- Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2003 and 2002, statutory stockholder's equity was $1,882 million and $1,404 million, respectively. Statutory net income/(loss) for the years ended December 31, 2003, 2002 and 2001 was $20 million, $(95) million and $(83) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2003, 2002 and 2001. As of December 31, 2003, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $447 million. The maximum amount of dividends that may be paid in 2003 without prior approval is $186 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
New York NY
February 6, 2004

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, filed 4/15/97 and incorporated herein by reference.

(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/15/97 and incorporated herein by reference.

(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)   Form of Substitution Agreement among NYLIAC, MainStay Management
         LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T 17CFR 232.102 (e) as Exhibit
         (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.


(8)(n) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(8)(o)   Form of Distribution and Administrative Services Agreement,
         Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.



(8)(p) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/05 and incorporated herein by reference.



(8)(q) Form of 12b-1 Distribution and Service Agreement between BISYS Fund Services Limited Partnership and
         - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.


(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e)  Power of Attorney for Certain Directors of NYLIAC - Previously filed as
         Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) (f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(10)(j) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-5 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(10)(k) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.


(10)(m) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 02-86083), filed 4/15/04 and incorporated herein by reference.


(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Sandra J. Kristoff                             Director
         Theodore A. Mathas                             Director and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         David A. Harland                               Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         Paul Morris                                    Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         Howard Anderson                                Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Camille Condon                                 Vice President and Controller
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Patricia S. Rossi                              Vice President
         Janis C. Rubin                                 Vice President
         Gary W. Scofield                               Vice President
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
New York Life Short Term Bond

         (4) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of January 31, 2004, there were approximately 60,878 owners of Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.

ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

         NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Annuity Separate Account-IV
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account
         Eclipse Funds
         MainStay Funds
         MainStay VP Series Fund
         McMorgan Funds
         NYLIM Institutional Funds

     (b) Directors and Officers.


     The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Jefferson C. Boyce                              Manager
     Michael G. Gallo                                Manager and Senior Vice President
     Phillip J. Hildebrand                           Manager
     Robert D. Rock                                  Manager and Senior Vice President
     Stephen C. Roussin                              Manager, Chairman and President
     Robert E. Brady                                 Manager and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookman                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary


     (c) Commissions and Other Compensation

         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -
Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC New York Life LifeStages Flexible Premium Variable Annuity (formerly named NYLIAC Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 5 day of April, 2004.



                                         NYLIAC VARIABLE ANNUITY
                                         SEPARATE ACCOUNT-II
                                              (Registrant)



                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President



                                         NEW YORK LIFE INSURANCE AND
                                         ANNUITY CORPORATION
                                         (Depositor)


                                         By /s/ David J. Krystel
                                         -----------------------
                                         David J. Krystel
                                         Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Frank M. Boccio*                       Director

     Carmela Condon*                        Vice President and Controller
                                            (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director and Chief Financial Officer

     Phillip J. Hildebrand*                 Director

     Sandra J. Kristoff*                    Dirctor

     Theodore A. Mathas*                    Director

     John R. Meyer*                         Director

     Anne F. Pollack*                       Director

     Robert D. Rock*                        Director

     Frederick J. Sievert*                  Director and President (Principal
                                            Executive Officer)

     Seymour Sternberg*                     Director

     Michael E. Sproule*                    Director




*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     April 5, 2004


*Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX



Exhibit Number           Description

(9)                      Opinion and Consent of Thomas F. English, Esq.

(10)(a)                  Consent of PricewaterhouseCoopers LLP